     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2008

                                                              FILE NO. 333-69439

                                                                       811-06285

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 21                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 270                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

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
                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
VI and Series VIR of Putnam Hartford Capital Manager variable annuity. Please read it carefully before you purchase your variable annuity.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Variable Trust.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               12
FIXED ACCUMULATION FEATURE                                                    13
THE CONTRACT                                                                  14
  Purchases and Contract Value                                                14
  Charges and Fees                                                            19
  The Hartford's Principal First                                              21
  Death Benefit                                                               23
  Surrenders                                                                  27
ANNUITY PAYOUTS                                                               29
OTHER PROGRAMS AVAILABLE                                                      31
OTHER INFORMATION                                                             34
  Legal Proceedings                                                           36
  More Information                                                            36
FEDERAL TAX CONSIDERATIONS                                                    36
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      43
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  The Hartford's Principal First Charge (4)                                                               0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.


(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.55%              1.12%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,006
3 years                                                                   $1,702
5 years                                                                   $2,315
10 years                                                                  $3,983



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $349
3 years                                                                   $1,118
5 years                                                                   $1,905
10 years                                                                  $3,953



(3)  If you do not Surrender your Contract:



1 year                                                                      $379
3 years                                                                   $1,148
5 years                                                                   $1,935
10 years                                                                  $3,983


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

-     You may have to pay income tax on the money you take out and, if you
      Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
-     You may have to pay a Contingent Deferred Sales Charge on the money you
      Surrender.

8

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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Depending on the investment allocation of your Contract in effect on the Annuity
Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN        High current income with      Putnam Investment Management,
  GOVERNMENT INCOME FUND   preservation of capital as    LLC
  -- CLASS IA              its secondary objective
 PUTNAM VT CAPITAL         Capital appreciation          Putnam Investment Management,
  APPRECIATION FUND --                                   LLC
  CLASS IA
 PUTNAM VT CAPITAL         Long-term growth of capital   Putnam Investment Management,
  OPPORTUNITIES FUND --                                  LLC
  CLASS IA
 PUTNAM VT DISCOVERY       Long-term growth of capital   Putnam Investment Management,
  GROWTH FUND -- CLASS IA                                LLC

10

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
FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED     As high a level of current    Putnam Investment Management,
  INCOME FUND -- CLASS IA  income as Putnam Management   LLC Sub-advised by Putnam
                           believes is consistent with   Investments Limited
                           preservation of capital
 PUTNAM VT EQUITY INCOME   Capital growth and current    Putnam Investment Management,
  FUND -- CLASS IA         income                        LLC
 PUTNAM VT GLOBAL ASSET    High level of long-term       Putnam Investment Management,
  ALLOCATION FUND --       total return consistent with  LLC
  CLASS IA                 preservation of capital
 PUTNAM VT GLOBAL EQUITY   Capital appreciation          Putnam Investment Management,
  FUND -- CLASS IA                                       LLC Sub-advised by Putnam
                                                         Investments Limited
 PUTNAM VT GROWTH AND      Capital growth and current    Putnam Investment Management,
  INCOME FUND -- CLASS IA  income                        LLC
 PUTNAM VT GROWTH          Capital appreciation          Putnam Investment Management,
  OPPORTUNITIES FUND --                                  LLC
  CLASS IA
 PUTNAM VT HEALTH          Capital appreciation          Putnam Investment Management,
  SCIENCES FUND -- CLASS                                 LLC
  IA +
 PUTNAM VT HIGH YIELD      High current income. Capital  Putnam Investment Management,
  FUND -- CLASS IA         growth is a secondary goal    LLC Sub-advised by Putnam
                           when consistent with          Investments Limited
                           achieving high current
                           income
 PUTNAM VT INCOME FUND --  High current income           Putnam Investment Management,
  CLASS IA                 consistent with what Putnam   LLC
                           Management believes to be
                           prudent risk
 PUTNAM VT INTERNATIONAL   Capital appreciation          Putnam Investment Management,
  EQUITY FUND -- CLASS IA                                LLC Sub-advised by Putnam
                                                         Investments Limited
 PUTNAM VT INTERNATIONAL   Capital growth. Current       Putnam Investment Management,
  GROWTH AND INCOME FUND   income is a secondary         LLC Sub-advised by Putnam
  -- CLASS IA              objective                     Investments Limited
 PUTNAM VT INTERNATIONAL   Long-term capital             Putnam Investment Management,
  NEW OPPORTUNITIES FUND   appreciation                  LLC
  -- CLASS IA
 PUTNAM VT INVESTORS FUND  Long-term growth of capital   Putnam Investment Management,
  -- CLASS IA              and any increased income      LLC
                           that results from this
                           growth
 PUTNAM VT MID CAP VALUE   Capital appreciation and, as  Putnam Investment Management,
  FUND -- CLASS IA         a secondary objective,        LLC
                           current income
 PUTNAM VT MONEY MARKET    As high a rate of current     Putnam Investment Management,
  FUND -- CLASS IA*        income as Putnam Management   LLC
                           believes is consistent with
                           preservation of capital and
                           maintenance of liquidity
 PUTNAM VT NEW             Long-term capital             Putnam Investment Management,
  OPPORTUNITIES FUND --    appreciation                  LLC
  CLASS IA
 PUTNAM VT NEW VALUE FUND  Long-term capital             Putnam Investment Management,
  -- CLASS IA              appreciation                  LLC
 PUTNAM VT OTC & EMERGING  Capital appreciation          Putnam Investment Management,
  GROWTH FUND -- CLASS IA                                LLC
 PUTNAM VT RESEARCH FUND   Capital appreciation          Putnam Investment Management,
  -- CLASS IA                                            LLC
 PUTNAM VT SMALL CAP       Capital appreciation          Putnam Investment Management,
  VALUE FUND -- CLASS IA                                 LLC


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                                                                          11

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
FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE      A balanced investment         Putnam Investment Management,
  PUTNAM FUND OF BOSTON    composed of a well            LLC
  -- CLASS IA              diversified portfolio of
                           stocks and bonds which
                           provide both capital growth
                           and current income
 PUTNAM VT UTILITIES       Capital growth and current    Putnam Investment Management,
  GROWTH AND INCOME FUND   income                        LLC Sub-advised by Putnam
  -- CLASS IA +                                          Investments Limited
 PUTNAM VT VISTA FUND --   Capital appreciation          Putnam Investment Management,
  CLASS IA                                               LLC
 PUTNAM VT VOYAGER FUND    Capital appreciation          Putnam Investment Management,
  -- CLASS IA                                            LLC
 FIXED ACCUMULATION        Preservation of capital       Hartford Life Insurance
  FEATURE**                                              Company or Hartford Life and
                                                         Annuity Insurance Company --
                                                         General Account



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risk are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine

12

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appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incen-tive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall in-vestment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for

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Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge,
Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

14

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DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

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The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This rec-ommendation will be independently reviewed by a principal within your Financial Intermediary before an application or or-der will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identi-fies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic invest-ment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.


Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special condi-tions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


For examples of how we calculate the Death Benefit, see Appendix II.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, sim-ply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding in-structions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your re-quest to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Con-tract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Con-tract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Pre-mium Payment without deduction for any fees or charges.

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16

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HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


FUND TRADING POLICIES


You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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18

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-   Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a

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                                                                          19

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personal identification number. We record all telephone transfer instructions.
We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Respresentative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.


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20

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-   FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70
    1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year.

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Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RECALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following

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  Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the Joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

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If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,
    You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


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The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death
Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.



Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:


- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent

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28

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Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.


Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 5 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship;

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unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

30

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JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower

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AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations.

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Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.



STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.



-   Asset Rebalancing



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA



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DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of
Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


-   These Programs may be adversely affected by Fund trading policies.

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OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.



ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We


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36

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assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the SAI.



LEGAL PROCEEDINGS



There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL
TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is


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the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and (2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and

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treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.


In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.


    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company,

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and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax,

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other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as

APP I-2

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indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified


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                                                                     APP I-3

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Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age

                                                                     APP I-5

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59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annu

APP I-6

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ity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c),

                                                                     APP I-7

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403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an
"eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.



HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,623          3,206          4,201          5,599          8,643
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $12.374        $12.450        $12.450             --
  Accumulation Unit Value at end of
   period                                $13.302        $12.523        $12.374        $12.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.291         $9.268         $8.688         $7.660         $6.212
  Accumulation Unit Value at end of
   period                                 $9.465        $10.291         $9.268         $8.688         $7.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                843          1,131          1,283          1,260          1,264
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.877         $8.971         $8.481         $7.656             --
  Accumulation Unit Value at end of
   period                                 $9.007         $9.877         $8.971         $8.481             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            546            432            345            142
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.188        $16.113        $14.917        $13.290             --
  Accumulation Unit Value at end of
   period                                $16.131        $18.188        $16.113        $14.917             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.649        $11.069        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.540        $11.649        $11.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,565          5,645            669             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.090         $9.505        $10.000             --
  Accumulation Unit Value at end of
   period                                 $6.212         $8.090         $9.505             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772            473              6             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.051         $5.514         $5.198         $4.893         $3.748
  Accumulation Unit Value at end of
   period                                 $6.594         $6.051         $5.514         $5.198         $4.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                910            834          1,022          1,399          1,657
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.808         $5.337         $5.074         $4.912             --
  Accumulation Unit Value at end of
   period                                 $6.275         $5.808         $5.337         $5.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,128          7,544          9,367         11,242         13,126
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.423        $16.716        $16.554        $15.703             --
  Accumulation Unit Value at end of
   period                                $17.750        $17.423        $16.716        $16.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          2,475          2,372          1,962          1,103
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.859        $13.613        $13.170        $12.088             --
  Accumulation Unit Value at end of
   period                                $16.043        $15.859        $13.613        $13.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,992          3,587          4,239          4,888          5,759
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.749        $32.345        $30.859        $29.220             --
  Accumulation Unit Value at end of
   period                                $36.059        $35.749        $32.345        $30.859             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.378         $7.863        $10.000             --
  Accumulation Unit Value at end of
   period                                 $3.748         $5.378         $7.863             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165            481             48             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.369        $12.532        $12.489
  Accumulation Unit Value at end of
   period                                $13.261        $12.663        $12.369        $12.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,184         18,982         21,753         25,272
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.276        $31.287        $33.370        $30.256
  Accumulation Unit Value at end of
   period                                $24.435        $28.276        $31.287        $33.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,044          9,138         11,495         13,933
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,431          7,609          9,326         11,161         13,458
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.989        $22.350        $20.953        $19.199             --
  Accumulation Unit Value at end of
   period                                $28.860        $26.989        $22.350        $20.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,907         24,905         31,393         38,625         46,246
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.917        $50.099        $48.568        $45.245             --
  Accumulation Unit Value at end of
   period                                $52.425        $56.917        $50.099        $48.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,374          1,788          2,231          2,931          3,698
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.666         $4.389         $4.302         $4.367             --
  Accumulation Unit Value at end of
   period                                 $4.828         $4.666         $4.389         $4.302             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,789          3,885          5,422          6,382          7,699
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.887        $11.796        $10.630        $10.342             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.887        $11.796        $10.630             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.527        $28.154        $40.580        $24.940
  Accumulation Unit Value at end of
   period                                $14.988        $19.527        $28.154        $40.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,756         22,635         28,837         31,887
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.028        $48.663        $45.646        $45.567
  Accumulation Unit Value at end of
   period                                $36.059        $45.028        $48.663        $45.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,162         71,243         82,533        101,229
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.169         $7.701        $10.000             --
  Accumulation Unit Value at end of
   period                                 $3.600         $5.169         $7.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,699          4,403          4,377             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.189        $14.101        $10.277        $10.849
  Accumulation Unit Value at end of
   period                                 $8.804        $11.189        $14.101        $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,319         12,343         14,591          8,510
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,056          4,018          5,103          6,645          8,151
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.814        $30.344        $29.995        $28.108             --
  Accumulation Unit Value at end of
   period                                $33.145        $32.814        $30.344        $29.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,370          7,864         10,114         12,220         15,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.443        $25.800        $25.719        $25.363             --
  Accumulation Unit Value at end of
   period                                $27.263        $26.443        $25.800        $25.719             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,677          5,715          6,654          7,902          9,283
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.616        $18.863        $17.155        $15.302             --
  Accumulation Unit Value at end of
   period                                $25.078        $23.616        $18.863        $17.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,985          4,658          4,961          5,326          5,578
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.436        $18.781        $16.800        $14.374             --
  Accumulation Unit Value at end of
   period                                $24.586        $23.436        $18.781        $16.800             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.932        $22.388        $24.799        $23.742
  Accumulation Unit Value at end of
   period                                $22.492        $22.932        $22.388        $24.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,122         11,614         13,446         16,729
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.235        $21.913        $20.574        $21.305
  Accumulation Unit Value at end of
   period                                $24.767        $23.235        $21.913        $20.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,130         20,633         21,182         26,918
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.833             --             --             --
  Accumulation Unit Value at end of
   period                                $12.064             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,237             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $15.868        $15.876        $12.922
  Accumulation Unit Value at end of
   period                                $10.567        $12.413        $15.868        $15.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,700          8,181          9,605          9,695
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,713          2,889          3,116          3,068          3,574
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.878        $13.654        $11.770        $10.660             --
  Accumulation Unit Value at end of
   period                                $18.734        $16.878        $13.654        $11.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,023         10,726         13,815         16,476         19,469
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.707         $9.586         $8.992         $8.300             --
  Accumulation Unit Value at end of
   period                                 $9.955        $10.707         $9.586         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          1,432          1,510          1,074            565
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.926        $15.898        $14.426        $12.933             --
  Accumulation Unit Value at end of
   period                                $17.875        $17.926        $15.898        $14.426             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,224         55,022         59,907         73,137        124,168
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.652         $1.644         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.736         $1.690         $1.652         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.593        $13.611        $22.468        $11.226
  Accumulation Unit Value at end of
   period                                 $8.187         $9.593        $13.611        $22.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,304          5,733          7,445          6,013
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.767        $11.793        $14.669        $11.432
  Accumulation Unit Value at end of
   period                                 $6.598         $8.767        $11.793        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,197         31,300         35,711         26,923
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.663         $1.591         $1.538
  Accumulation Unit Value at end of
   period                                 $1.707         $1.706         $1.663         $1.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            213,143        255,416        184,583        232,287
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,403         12,111         15,316         19,162         23,586
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.850        $21.475        $19.908        $18.870             --
  Accumulation Unit Value at end of
   period                                $23.686        $22.850        $21.475        $19.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.195        $19.355        $18.494        $16.199        $12.364
  Accumulation Unit Value at end of
   period                                $20.876        $22.195        $19.355        $18.494        $16.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,616          6,015          7,551          8,586          9,208
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.254        $18.693        $18.013        $16.139             --
  Accumulation Unit Value at end of
   period                                $19.822        $21.254        $18.693        $18.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.604         $5.944         $5.576         $5.188         $3.870
  Accumulation Unit Value at end of
   period                                 $7.350         $6.604         $5.944         $5.576         $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,366          2,838          3,516          4,565          5,609
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.324         $5.740         $5.432         $5.206             --
  Accumulation Unit Value at end of
   period                                 $6.979         $6.324         $5.740         $5.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,568          2,107          2,767          3,335          4,040
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.529        $12.396        $12.045        $11.525             --
  Accumulation Unit Value at end of
   period                                $13.338        $13.529        $12.396        $12.045             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.841        $30.190        $41.424        $24.805
  Accumulation Unit Value at end of
   period                                $14.325        $20.841        $30.190        $41.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,740         38,503         46,654         45,291
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.828        $14.513        $12.014        $12.151
  Accumulation Unit Value at end of
   period                                $12.364        $14.828        $14.513        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,596         11,207          7,894          8,045
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.777        $10.765        $22.292         $9.980
  Accumulation Unit Value at end of
   period                                 $3.870         $5.777        $10.765        $22.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,929          7,503          8,677          3,871
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.213        $15.218        $15.712        $12.497
  Accumulation Unit Value at end of
   period                                 $9.386        $12.213        $15.218        $15.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,959          6,111          5,894          3,376
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,855          4,136          5,281          6,842          6,986
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.783        $22.428        $21.378        $17.975             --
  Accumulation Unit Value at end of
   period                                $22.063        $25.783        $22.428        $21.378             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,102          8,213         10,716         12,840         14,293
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.159        $11.992        $11.769        $11.207             --
  Accumulation Unit Value at end of
   period                                $13.013        $13.159        $11.992        $11.769             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,532          5,324          6,628          7,655          8,910
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.623        $22.994        $21.587        $18.414             --
  Accumulation Unit Value at end of
   period                                $33.653        $28.623        $22.994        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.438        $15.767        $14.215        $12.124         $9.215
  Accumulation Unit Value at end of
   period                                $16.870        $16.438        $15.767        $14.215        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,620          4,874          6,348          7,669          8,774
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.741        $15.227        $13.846        $12.281             --
  Accumulation Unit Value at end of
   period                                $16.018        $15.741        $15.227        $13.846             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.711        $12.598        $10.251        $10.000
  Accumulation Unit Value at end of
   period                                $11.886        $14.711        $12.598        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,550          6,503          1,878            390
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.898        $10.063        $10.242
  Accumulation Unit Value at end of
   period                                 $9.760        $10.826        $10.898        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,220         14,354         12,338         12,226
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.919        $25.946        $22.360        $22.826
  Accumulation Unit Value at end of
   period                                $14.960        $19.919        $25.946        $22.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,956         15,142         18,525         21,802
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.422        $20.439        $21.587        $14.316
  Accumulation Unit Value at end of
   period                                 $9.215        $13.422        $20.439        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,982         13,244         15,373          9,972
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-8

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $55.420        $53.169        $50.896        $48.999        $39.701
   of period
  Accumulation Unit Value at end of      $57.812        $55.420        $53.169        $50.896        $48.999
   period
  Number of Accumulation Units             8,880         11,445         14,668         18,488         22,411
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning   $53.071        $51.350        $49.574        $49.113             --
   of period
  Accumulation Unit Value at end of      $54.893        $53.071        $51.350        $49.574             --
   period
  Number of Accumulation Units                 1              1              1              1             --
   outstanding at end of period (in
   thousands)

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $54.656        $71.280        $86.479        $55.426
   of period
  Accumulation Unit Value at end of      $39.701        $54.656        $71.280        $86.479
   period
  Number of Accumulation Units            27,290         35,523         43,490         46,130
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --
   outstanding at end of period (in
   thousands)


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,526          2,857          3,726          5,180          8,638
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $12.374        $12.450        $12.450             --
  Accumulation Unit Value at end of
   period                                $13.302        $12.523        $12.374        $12.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.291         $9.268         $8.688         $7.660         $6.212
  Accumulation Unit Value at end of
   period                                 $9.465        $10.291         $9.268         $8.688         $7.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,155          1,510          1,630          1,640          1,660
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.877         $8.971         $8.481         $7.656             --
  Accumulation Unit Value at end of
   period                                 $9.007         $9.877         $8.971         $8.481             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            803            679            529            212
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.188        $16.113        $14.917        $13.290             --
  Accumulation Unit Value at end of
   period                                $16.131        $18.188        $16.113        $14.917             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.649        $11.069        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $12.540        $11.649        $11.069             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,450          5,739            939             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.090         $9.505        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $6.212         $8.090         $9.505             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336            651             38             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.051         $5.514         $5.198         $4.893         $3.748
  Accumulation Unit Value at end of
   period                                 $6.594         $6.051         $5.514         $5.198         $4.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924            953          1,287          1,761          2,254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.808         $5.337         $5.074         $4.912             --
  Accumulation Unit Value at end of
   period                                 $6.275         $5.808         $5.337         $5.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,207          7,354          9,306         11,186         13,433
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.423        $16.716        $16.554        $15.703             --
  Accumulation Unit Value at end of
   period                                $17.750        $17.423        $16.716        $16.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,061          5,125          5,062          3,861          2,036
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.859        $13.613        $13.170        $12.088             --
  Accumulation Unit Value at end of
   period                                $16.043        $15.859        $13.613        $13.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,378          4,101          4,974          6,156          7,571
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.749        $32.345        $30.859        $29.220             --
  Accumulation Unit Value at end of
   period                                $36.059        $35.749        $32.345        $30.859             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.601         $7.863        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.748         $3.601         $7.863             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,998            593             79             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.369        $12.532        $12.489             --
  Accumulation Unit Value at end of
   period                                $13.261        $12.663        $12.369        $12.532             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,267         17,466         19,284         22,092             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.276        $31.287        $33.370        $30.256             --
  Accumulation Unit Value at end of
   period                                $24.435        $28.276        $31.287        $33.370             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,257         11,419         13,483         15,126             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,501          9,299         11,621         14,744         18,820
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.989        $22.350        $20.953        $19.199             --
  Accumulation Unit Value at end of
   period                                $28.860        $26.989        $22.350        $20.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,697         26,758         35,014         45,058         55,276
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.917        $50.099        $48.568        $45.245             --
  Accumulation Unit Value at end of
   period                                $52.425        $56.917        $50.099        $48.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,832          2,378          2,899          3,810          4,703
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.666         $4.389         $4.302         $4.367             --
  Accumulation Unit Value at end of
   period                                 $4.828         $4.666         $4.389         $4.302             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,250          4,731          6,675          8,213         10,217
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.887        $11.796        $10.630        $10.342             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.887        $11.796        $10.630             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.527        $28.154        $40.580        $24.940             --
  Accumulation Unit Value at end of
   period                                $14.988        $19.527        $28.154        $40.580             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,035         32,035         39,251         40,918             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.028        $48.663        $45.646        $40.567             --
  Accumulation Unit Value at end of
   period                                $36.059        $45.028        $48.663        $45.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,339         79,620         86,628        100,158             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.169         $7.701        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.600         $5.169         $7.701             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,912          5,980          5,402             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.189        $14.101        $10.277        $10.849             --
  Accumulation Unit Value at end of
   period                                 $8.804        $11.189        $14.101        $10.277             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,927         16,343         19,344         12,308             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,639          4,753          6,191          8,493         10,916
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.814        $30.344        $29.995        $28.108             --
  Accumulation Unit Value at end of
   period                                $33.145        $32.814        $30.344        $29.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,872          5,912          7,582          9,652         12,283
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.443        $25.800        $25.719        $25.363             --
  Accumulation Unit Value at end of
   period                                $27.263        $26.443        $25.800        $25.719             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,247          7,581          8,988         10,921         13,173
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.616        $18.863        $17.155        $15.302             --
  Accumulation Unit Value at end of
   period                                $25.078        $23.616        $18.863        $17.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,159          7,161          7,801          8,822          9,254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.436        $18.781        $16.800        $14.374             --
  Accumulation Unit Value at end of
   period                                $24.586        $23.436        $18.781        $16.800             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.932        $22.388        $24.799        $23.742             --
  Accumulation Unit Value at end of
   period                                $22.492        $22.932        $22.388        $24.799             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,404         14,797         16,616         20,315             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.235        $21.913        $20.574        $21.305             --
  Accumulation Unit Value at end of
   period                                $24.767        $23.235        $21.913        $20.574             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,434         15,106         13,817         16,827             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.833        $18.900        $21.164        $13.403        $11.451
  Accumulation Unit Value at end of
   period                                $12.064        $14.833        $18.900        $21.164        $13.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,113         17,276         18,898         16,044         19,034
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $15.868        $15.876        $12.922             --
  Accumulation Unit Value at end of
   period                                $10.567        $12.413        $15.868        $15.876             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,021         12,808         14,447         14,449             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,046          3,481          3,692          3,944          4,801
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.878        $13.654        $11.770        $10.660             --
  Accumulation Unit Value at end of
   period                                $18.734        $16.878        $13.654        $11.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,114         10,865         13,742         16,783         20,471
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.707         $9.586         $8.992         $8.300             --
  Accumulation Unit Value at end of
   period                                 $9.955        $10.707         $9.586         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,896          2,015          1,326            693
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.926        $15.898        $14.426        $12.933             --
  Accumulation Unit Value at end of
   period                                $17.875        $17.926        $15.898        $14.426             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             54,602         52,280         54,112         71,282        128,493
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.652         $1.644         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.736         $1.690         $1.652         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.593        $13.611        $22.468        $11.226             --
  Accumulation Unit Value at end of
   period                                 $8.187         $9.593        $13.611        $22.468             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,822          7,716         10,072          8,347             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.767        $11.793        $14.669        $11.432             --
  Accumulation Unit Value at end of
   period                                 $6.598         $8.767        $11.793        $14.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,848         33,076         37,893         30,741             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.663         $1.591         $1.538             --
  Accumulation Unit Value at end of
   period                                 $1.707         $1.706         $1.663         $1.591             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            228,352        244,882        179,303        266,227             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,785         13,936         18,236         24,382         31,644
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.850        $21.475        $19.908        $18.870             --
  Accumulation Unit Value at end of
   period                                $23.686        $22.850        $21.475        $19.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.195        $19.355        $18.494        $16.199        $12.364
  Accumulation Unit Value at end of
   period                                $20.876        $22.195        $19.355        $18.494        $16.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,792         10,051         12,737         14,071         14,950
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.254        $18.693        $18.013        $16.139             --
  Accumulation Unit Value at end of
   period                                $19.822        $21.254        $18.693        $18.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.604         $5.944         $5.576         $5.188         $3.870
  Accumulation Unit Value at end of
   period                                 $7.350         $6.604         $5.944         $5.576         $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,453          2,632          3,512          4,720          6,211
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.324         $5.740         $5.432         $5.206             --
  Accumulation Unit Value at end of
   period                                 $6.979         $6.324         $5.740         $5.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,060          2,731          3,682          5,113          6,474
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.529        $12.396        $12.045        $11.525             --
  Accumulation Unit Value at end of
   period                                $13.338        $13.529        $12.396        $12.045             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.841        $30.190        $41.424        $24.805             --
  Accumulation Unit Value at end of
   period                                $14.325        $20.841        $30.190        $41.424             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,838         53,656         63,956         62,624             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.828        $14.513        $12.014        $12.151             --
  Accumulation Unit Value at end of
   period                                $12.364        $14.828        $14.513        $12.014             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,840         17,623         12,045         12,278             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.777        $10.765        $22.292         $9.980             --
  Accumulation Unit Value at end of
   period                                 $3.870         $5.777        $10.765        $22.292             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,659          8,763          9,835          5,012             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.213        $15.218        $15.712        $12.497             --
  Accumulation Unit Value at end of
   period                                 $9.386        $12.213        $15.218        $15.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,998          9,462          8,335          4,978             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,290          4,823          6,397          8,120          8,747
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.783        $22.428        $21.378        $17.975             --
  Accumulation Unit Value at end of
   period                                $22.063        $25.783        $22.428        $21.378             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,407         13,466         18,161         21,935         24,535
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.159        $11.992        $11.769        $11.207             --
  Accumulation Unit Value at end of
   period                                $13.013        $13.159        $11.992        $11.769             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,076          4,893          6,239          7,562          9,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.623        $22.994        $21.587        $18.414             --
  Accumulation Unit Value at end of
   period                                $33.653        $28.623        $22.994        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.438        $15.767        $14.215        $12.124         $9.215
  Accumulation Unit Value at end of
   period                                $16.870        $16.438        $15.767        $14.215        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,976          5,467          7,353          9,369         11,313
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.741        $15.227        $13.846        $12.281             --
  Accumulation Unit Value at end of
   period                                $16.018        $15.741        $15.227        $13.846             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.711        $12.598        $10.251        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.886        $14.711        $12.598        $10.251             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,857          8,798          2,707            676             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.898        $10.063        $21.492             --
  Accumulation Unit Value at end of
   period                                 $9.760        $10.826        $10.898        $10.063             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,071         19,770         14,689         14,825             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.919        $25.946        $22.360        $22.826             --
  Accumulation Unit Value at end of
   period                                $14.960        $19.919        $25.946        $22.360             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,416         15,072         16,906         19,114             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.422        $20.439        $21.587        $14.316             --
  Accumulation Unit Value at end of
   period                                 $9.215        $13.422        $20.439        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,188         17,371         20,369         14,524             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,907         12,132         16,443         22,445         28,507
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.071        $51.350        $49.574        $49.113             --
  Accumulation Unit Value at end of
   period                                $54.893        $53.071        $51.350        $49.574             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.656        $71.280        $86.479        $55.426             --
  Accumulation Unit Value at end of
   period                                $39.701        $54.656        $71.280        $86.479             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,829         44,335         51,763         52,779             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

          SERIES VI AND SERIES VIR OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       7
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008 and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $1,827,679; 2006: $1,824,923; and 2005: $2,720,997.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES



As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc., BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance &

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank Hornor Townsend & Kent, Inc., Horwitz &

4                                            HARTFORD LIFE INSURANCE COMPANY

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Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc.,
Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc.,
M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments,

HARTFORD LIFE INSURANCE COMPANY                                            5

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N.C., Inc., Southwest Securities, Inc., Spectrum Capital, Inc., Spelman & Co.,
Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven
L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William
C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,623          3,206          4,201          5,599          8,643
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.928        $12.685        $12.674        $12.515        $12.485
  Accumulation Unit Value at end of
   period                                $13.828        $12.928        $12.685        $12.674        $12.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             32             65             59             81
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.909        $12.673        $12.668        $12.516        $12.492
  Accumulation Unit Value at end of
   period                                $13.801        $12.909        $12.673        $12.668        $12.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             32             34             35             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.776        $12.561        $12.575        $12.442        $12.437
  Accumulation Unit Value at end of
   period                                $13.638        $12.776        $12.561        $12.575        $12.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             28             27             34
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.776        $12.561        $12.575        $12.442        $12.437
  Accumulation Unit Value at end of
   period                                $13.638        $12.776        $12.561        $12.575        $12.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             28             27             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $12.497        $12.530        $12.489             --
  Accumulation Unit Value at end of
   period                                $13.528        $12.691        $12.497        $12.530             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $12.497        $12.530        $12.416        $12.429
  Accumulation Unit Value at end of
   period                                $13.528        $12.691        $12.497        $12.530        $12.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.475        $12.514        $12.407        $12.427
  Accumulation Unit Value at end of
   period                                $13.491        $12.663        $12.475        $12.514        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.184        $10.043        $10.084        $10.065             --
  Accumulation Unit Value at end of
   period                                $10.839        $10.184        $10.043        $10.084             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.649        $11.069        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.540        $11.649        $11.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,565          5,645            669             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.616        $11.053        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.485        $11.616        $11.053             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115             68              9             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.628        $11.056             --             --
  Accumulation Unit Value at end of
   period                                $12.492        $11.628             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             39             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.437             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.594        $11.040             --             --
  Accumulation Unit Value at end of
   period                                $12.437        $11.594             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.429             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.427             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $12.412        $12.469        $12.452             --
  Accumulation Unit Value at end of
   period                                $13.382        $12.580        $12.412        $12.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $12.412        $12.469        $12.381        $12.419
  Accumulation Unit Value at end of
   period                                $13.382        $12.580        $12.412        $12.469        $12.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $12.374        $12.450        $12.450             --
  Accumulation Unit Value at end of
   period                                $13.302        $12.523        $12.374        $12.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.291         $9.268         $8.688         $7.660         $6.212
  Accumulation Unit Value at end of
   period                                 $9.465        $10.291         $9.268         $8.688         $7.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                843          1,131          1,283          1,260          1,264
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.197         $9.196         $8.633         $7.623         $6.192
  Accumulation Unit Value at end of
   period                                 $9.364        $10.197         $9.196         $8.633         $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             29             28             17             26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.170         $9.177         $8.620         $7.615         $6.188
  Accumulation Unit Value at end of
   period                                 $9.335        $10.170         $9.177         $8.620         $7.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             21             18             18             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.077         $9.106         $8.566         $7.579         $6.168
  Accumulation Unit Value at end of
   period                                 $9.235        $10.077         $9.106         $8.566         $7.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12             13             14             13
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.077         $9.106         $8.566         $7.579         $6.168
  Accumulation Unit Value at end of
   period                                 $9.235        $10.077         $9.106         $8.566         $7.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12             13             14             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.010         $9.060         $8.535         $7.680             --
  Accumulation Unit Value at end of
   period                                 $9.160        $10.010         $9.060         $8.535             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.010         $9.060         $8.535         $7.563         $6.164
  Accumulation Unit Value at end of
   period                                 $9.160        $10.010         $9.060         $8.535         $7.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.419             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.090         $9.505        $10.000             --
  Accumulation Unit Value at end of
   period                                 $6.212         $8.090         $9.505             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772            473              6             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.076         $9.503        $10.000             --
  Accumulation Unit Value at end of
   period                                 $6.192         $8.076         $9.503             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             10             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.075         $9.578             --             --
  Accumulation Unit Value at end of
   period                                 $6.188         $8.075             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.168             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.061         $9.575             --             --
  Accumulation Unit Value at end of
   period                                 $6.168         $8.061             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.164             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988         $9.044         $8.525         $7.557         $6.163
  Accumulation Unit Value at end of
   period                                 $9.135         $9.988         $9.044         $8.525         $7.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.141        $11.912        $11.238        $10.127             --
  Accumulation Unit Value at end of
   period                                $12.008        $13.141        $11.912        $11.238             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.922         $8.998         $8.494         $7.657             --
  Accumulation Unit Value at end of
   period                                 $9.061         $9.922         $8.998         $8.494             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.922         $8.998         $8.494         $7.541         $6.159
  Accumulation Unit Value at end of
   period                                 $9.061         $9.922         $8.998         $8.494         $7.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.877         $8.971         $8.481         $7.656             --
  Accumulation Unit Value at end of
   period                                 $9.007         $9.877         $8.971         $8.481             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            546            432            345            142
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.642        $16.400        $15.077        $12.927        $10.000
  Accumulation Unit Value at end of
   period                                $16.650        $18.642        $16.400        $15.077        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              6              1             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.608        $16.378        $15.064        $12.923        $10.000
  Accumulation Unit Value at end of
   period                                $16.611        $18.608        $16.378        $15.064        $12.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              6              5             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.506        $16.313        $15.026        $12.910        $10.000
  Accumulation Unit Value at end of
   period                                $16.495        $18.506        $16.313        $15.026        $12.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.506        $16.313        $15.026        $12.910        $10.000
  Accumulation Unit Value at end of
   period                                $16.495        $18.506        $16.313        $15.026        $12.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.163             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.159             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.405        $16.248        $14.989        $13.311             --
  Accumulation Unit Value at end of
   period                                $16.380        $18.405        $16.248        $14.989             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.405        $16.248        $14.989        $12.897        $10.000
  Accumulation Unit Value at end of
   period                                $16.380        $18.405        $16.248        $14.989        $12.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.371        $16.226        $14.976        $12.893        $10.000
  Accumulation Unit Value at end of
   period                                $16.342        $18.371        $16.226        $14.976        $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.106        $12.472        $11.523        $10.247             --
  Accumulation Unit Value at end of
   period                                $12.536        $14.106        $12.472        $11.523             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.270        $16.161        $14.939        $13.291             --
  Accumulation Unit Value at end of
   period                                $16.228        $18.270        $16.161        $14.939             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.270        $16.161        $14.939        $12.880        $10.000
  Accumulation Unit Value at end of
   period                                $16.228        $18.270        $16.161        $14.939        $12.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.188        $16.113        $14.917        $13.290             --
  Accumulation Unit Value at end of
   period                                $16.131        $18.188        $16.113        $14.917             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.051         $5.514         $5.198         $4.893         $3.748
  Accumulation Unit Value at end of
   period                                 $6.594         $6.051         $5.514         $5.198         $4.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                910            834          1,022          1,399          1,657
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.995         $5.471         $5.166         $4.870         $3.736
  Accumulation Unit Value at end of
   period                                 $6.523         $5.995         $5.471         $5.166         $4.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              7              7              8             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.980         $5.460         $5.157         $4.865         $3.734
  Accumulation Unit Value at end of
   period                                 $6.503         $5.980         $5.460         $5.157         $4.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23              9              9              9

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.378         $7.863        $10.000             --
  Accumulation Unit Value at end of
   period                                 $3.748         $5.378         $7.863             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165            481             48             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.368         $7.861        $10.000             --
  Accumulation Unit Value at end of
   period                                 $3.736         $5.368         $7.861             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             17              2             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.368         $8.391             --             --
  Accumulation Unit Value at end of
   period                                 $3.734         $5.368             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              4             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.925         $5.417         $5.125         $4.842         $3.722
  Accumulation Unit Value at end of
   period                                 $6.433         $5.925         $5.417         $5.125         $4.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             20             23             25             24
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.925         $5.417         $5.125         $4.842         $3.722
  Accumulation Unit Value at end of
   period                                 $6.433         $5.925         $5.417         $5.125         $4.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             20             23             25             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.886         $5.390         $5.107         $4.927             --
  Accumulation Unit Value at end of
   period                                 $6.381         $5.886         $5.390         $5.107             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.886         $5.390         $5.107         $4.831         $3.719
  Accumulation Unit Value at end of
   period                                 $6.381         $5.886         $5.390         $5.107         $4.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.873         $5.381         $5.100         $4.828         $3.718
  Accumulation Unit Value at end of
   period                                 $6.364         $5.873         $5.381         $5.100         $4.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.101        $11.098        $10.531        $10.175             --
  Accumulation Unit Value at end of
   period                                $13.101        $12.101        $11.098        $10.531             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.834         $5.353         $5.082         $4.913             --
  Accumulation Unit Value at end of
   period                                 $6.313         $5.834         $5.353         $5.082             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.834         $5.353         $5.082         $4.818         $3.716
  Accumulation Unit Value at end of
   period                                 $6.313         $5.834         $5.353         $5.082         $4.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.808         $5.337         $5.074         $4.912             --
  Accumulation Unit Value at end of
   period                                 $6.275         $5.808         $5.337         $5.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,128          7,544          9,367         11,242         13,126

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.525             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.722             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.358         $8.387             --             --
  Accumulation Unit Value at end of
   period                                 $3.722         $5.358             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.524             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.719             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.524             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.718             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.524             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.369        $12.532        $12.489
  Accumulation Unit Value at end of
   period                                $13.261        $12.663        $12.369        $12.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,184         18,982         21,753         25,272

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.986        $17.136        $16.851        $15.618        $13.188
  Accumulation Unit Value at end of
   period                                $18.452        $17.986        $17.136        $16.851        $15.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            112            133            151            182
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.980        $17.138        $16.862        $15.636        $13.210
  Accumulation Unit Value at end of
   period                                $18.436        $17.980        $17.138        $16.862        $15.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             27             27             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.775        $16.968        $16.719        $15.527        $13.138
  Accumulation Unit Value at end of
   period                                $18.198        $17.775        $16.968        $16.719        $15.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             26             23             32
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.775        $16.968        $16.719        $15.527        $13.138
  Accumulation Unit Value at end of
   period                                $18.198        $17.775        $16.968        $16.719        $15.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             26             23             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.657        $16.881        $16.659        $15.752             --
  Accumulation Unit Value at end of
   period                                $18.051        $17.657        $16.881        $16.659             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.657        $16.881        $16.659        $15.494        $13.129
  Accumulation Unit Value at end of
   period                                $18.051        $17.657        $16.881        $16.659        $15.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.618        $16.852        $16.639        $15.483        $13.127
  Accumulation Unit Value at end of
   period                                $18.002        $17.618        $16.852        $16.639        $15.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.344        $10.862        $10.735        $10.165             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.344        $10.862        $10.735             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.502        $16.766        $16.579        $15.705             --
  Accumulation Unit Value at end of
   period                                $17.857        $17.502        $16.766        $16.579             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.502        $16.766        $16.579        $15.450        $13.118
  Accumulation Unit Value at end of
   period                                $17.857        $17.502        $16.766        $16.579        $15.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.612        $12.338        $12.520        $12.713
  Accumulation Unit Value at end of
   period                                $13.188        $12.612        $12.338        $12.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            170            121             47
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.640        $12.733             --             --
  Accumulation Unit Value at end of
   period                                $13.210        $12.640             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             22             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $13.138             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.589        $12.700             --             --
  Accumulation Unit Value at end of
   period                                $13.138        $12.589             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              6             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $13.129             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $13.127             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $13.118             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.423        $16.716        $16.554        $15.703             --
  Accumulation Unit Value at end of
   period                                $17.750        $17.423        $16.716        $16.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          2,475          2,372          1,962          1,103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.255        $13.855        $13.311        $12.056        $10.000
  Accumulation Unit Value at end of
   period                                $16.560        $16.255        $13.855        $13.311        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             31             28             14              9
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.226        $13.837        $13.300        $12.052        $10.000
  Accumulation Unit Value at end of
   period                                $16.521        $16.226        $13.837        $13.300        $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              4              3             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.137        $13.782        $13.267        $12.040        $10.000
  Accumulation Unit Value at end of
   period                                $16.406        $16.137        $13.782        $13.267        $12.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             14              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.137        $13.782        $13.267        $12.040        $10.000
  Accumulation Unit Value at end of
   period                                $16.406        $16.137        $13.782        $13.267        $12.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             14              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.048        $13.727        $13.234        $12.108             --
  Accumulation Unit Value at end of
   period                                $16.291        $16.048        $13.727        $13.234             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.048        $13.727        $13.234        $12.028        $10.000
  Accumulation Unit Value at end of
   period                                $16.291        $16.048        $13.727        $13.234        $12.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.019        $13.708        $13.223        $12.023        $10.000
  Accumulation Unit Value at end of
   period                                $16.253        $16.019        $13.708        $13.223        $12.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.315        $11.406        $11.013        $10.090             --
  Accumulation Unit Value at end of
   period                                $13.497        $13.315        $11.406        $11.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.931        $13.654        $13.190        $12.090             --
  Accumulation Unit Value at end of
   period                                $16.140        $15.931        $13.654        $13.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.931        $13.654        $13.190        $12.011        $10.000
  Accumulation Unit Value at end of
   period                                $16.140        $15.931        $13.654        $13.190        $12.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.859        $13.613        $13.170        $12.088             --
  Accumulation Unit Value at end of
   period                                $16.043        $15.859        $13.613        $13.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,992          3,587          4,239          4,888          5,759
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.904        $33.157        $31.414        $29.201        $24.301
  Accumulation Unit Value at end of
   period                                $37.486        $36.904        $33.157        $31.414        $29.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             14             14             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.891        $33.162        $31.434        $29.235        $24.341
  Accumulation Unit Value at end of
   period                                $37.454        $36.891        $33.162        $31.434        $29.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.470        $32.833        $31.168        $29.031        $24.208
  Accumulation Unit Value at end of
   period                                $36.970        $36.470        $32.833        $31.168        $29.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.470        $32.833        $31.168        $29.031        $24.208
  Accumulation Unit Value at end of
   period                                $36.970        $36.470        $32.833        $31.168        $29.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.229        $32.665        $31.055        $29.312             --
  Accumulation Unit Value at end of
   period                                $36.671        $36.229        $32.665        $31.055             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.229        $32.665        $31.055        $28.969        $24.193
  Accumulation Unit Value at end of
   period                                $36.671        $36.229        $32.665        $31.055        $28.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.276        $31.287        $33.370        $30.256
  Accumulation Unit Value at end of
   period                                $24.435        $28.276        $31.287        $33.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,044          9,138         11,495         13,933
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.163        $31.209        $33.337        $31.376
  Accumulation Unit Value at end of
   period                                $24.301        $28.163        $31.209        $33.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             25             19              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.224        $31.384             --             --
  Accumulation Unit Value at end of
   period                                $24.341        $28.224             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              2             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427             --             --             --
  Accumulation Unit Value at end of
   period                                $24.208             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.111        $31.302             --             --
  Accumulation Unit Value at end of
   period                                $24.208        $28.111             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427             --             --             --
  Accumulation Unit Value at end of
   period                                $24.193             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.149        $32.609        $31.018        $28.949        $24.188
  Accumulation Unit Value at end of
   period                                $36.572        $36.149        $32.609        $31.018        $28.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.250        $10.711        $10.124             --
  Accumulation Unit Value at end of
   period                                $12.592        $12.458        $11.250        $10.711             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.910        $32.442        $30.905        $29.224             --
  Accumulation Unit Value at end of
   period                                $36.276        $35.910        $32.442        $30.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.910        $32.442        $30.905        $28.887        $24.173
  Accumulation Unit Value at end of
   period                                $36.276        $35.910        $32.442        $30.905        $28.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.749        $32.345        $30.859        $29.220             --
  Accumulation Unit Value at end of
   period                                $36.059        $35.749        $32.345        $30.859             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,431          7,609          9,326         11,161         13,458
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.861        $22.911        $21.330        $19.013        $14.906
  Accumulation Unit Value at end of
   period                                $30.002        $27.861        $22.911        $21.330        $19.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             71             78             87            104
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.852        $22.915        $21.344        $19.035        $14.931
  Accumulation Unit Value at end of
   period                                $29.977        $27.852        $22.915        $21.344        $19.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             20             20             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.533        $22.687        $21.163        $18.902        $14.849
  Accumulation Unit Value at end of
   period                                $29.589        $27.533        $22.687        $21.163        $18.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             10             11             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.533        $22.687        $21.163        $18.902        $14.849
  Accumulation Unit Value at end of
   period                                $29.589        $27.533        $22.687        $21.163        $18.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             10             11             12

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427             --             --             --
  Accumulation Unit Value at end of
   period                                $24.188             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.426             --             --             --
  Accumulation Unit Value at end of
   period                                $24.173             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.527        $28.154        $40.580        $24.940
  Accumulation Unit Value at end of
   period                                $14.988        $19.527        $28.154        $40.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,756         22,635         28,837         31,887
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.449        $28.084        $40.540        $25.979
  Accumulation Unit Value at end of
   period                                $14.906        $19.449        $28.084        $40.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            182            151             16
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.491        $28.200             --             --
  Accumulation Unit Value at end of
   period                                $14.931        $19.491             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             16             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.295             --             --             --
  Accumulation Unit Value at end of
   period                                $14.849             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.414        $28.127             --             --
  Accumulation Unit Value at end of
   period                                $14.849        $19.414             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.351        $22.571        $21.087        $19.260             --
  Accumulation Unit Value at end of
   period                                $29.350        $27.351        $22.571        $21.087             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.351        $22.571        $21.087        $18.862        $14.839
  Accumulation Unit Value at end of
   period                                $29.350        $27.351        $22.571        $21.087        $18.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.291        $22.532        $21.061        $18.848        $14.836
  Accumulation Unit Value at end of
   period                                $29.270        $27.291        $22.532        $21.061        $18.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.482        $11.969        $11.198        $10.242             --
  Accumulation Unit Value at end of
   period                                $15.517        $14.482        $11.969        $11.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.111        $22.417        $20.985        $19.202             --
  Accumulation Unit Value at end of
   period                                $29.034        $27.111        $22.417        $20.985             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.111        $22.417        $20.985        $18.808        $14.827
  Accumulation Unit Value at end of
   period                                $29.034        $27.111        $22.417        $20.985        $18.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.989        $22.350        $20.953        $19.199             --
  Accumulation Unit Value at end of
   period                                $28.860        $26.989        $22.350        $20.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,907         24,905         31,393         38,625         46,246
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.756        $51.358        $49.441        $45.089        $35.861
  Accumulation Unit Value at end of
   period                                $54.500        $58.756        $51.358        $49.441        $45.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            198            276            303            345
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.736        $51.366        $49.473        $45.141        $35.920
  Accumulation Unit Value at end of
   period                                $54.454        $58.736        $51.366        $49.473        $45.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             30             36             39             44

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.294             --             --             --
  Accumulation Unit Value at end of
   period                                $14.839             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.294             --             --             --
  Accumulation Unit Value at end of
   period                                $14.836             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.294             --             --             --
  Accumulation Unit Value at end of
   period                                $14.827             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.028        $48.663        $45.646        $45.567
  Accumulation Unit Value at end of
   period                                $36.059        $45.028        $48.663        $45.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,162         71,243         82,533        101,229
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.848        $48.542        $45.601        $50.800
  Accumulation Unit Value at end of
   period                                $35.861        $44.848        $48.542        $45.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            440            367             99
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.945        $49.117             --             --
  Accumulation Unit Value at end of
   period                                $35.920        $44.945             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             43             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $58.065        $50.855        $49.055        $44.826        $35.723
  Accumulation Unit Value at end of
   period                                $53.751        $58.065        $50.855        $49.055        $44.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             45             54             60
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.065        $50.855        $49.055        $44.826        $35.723
  Accumulation Unit Value at end of
   period                                $53.751        $58.065        $50.855        $49.055        $44.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             45             54             60
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.681        $50.595        $48.877        $45.387             --
  Accumulation Unit Value at end of
   period                                $53.316        $57.681        $50.595        $48.877             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.681        $50.595        $48.877        $44.731        $35.701
  Accumulation Unit Value at end of
   period                                $53.316        $57.681        $50.595        $48.877        $44.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              5              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $57.554        $50.508        $48.818        $44.699        $35.693
  Accumulation Unit Value at end of
   period                                $53.172        $57.554        $50.508        $48.818        $44.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.870        $11.305        $10.938        $10.171             --
  Accumulation Unit Value at end of
   period                                $11.878        $12.870        $11.305        $10.938             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $57.174        $50.250        $48.641        $45.251             --
  Accumulation Unit Value at end of
   period                                $52.741        $57.174        $50.250        $48.641             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.174        $50.250        $48.641        $44.604        $35.671
  Accumulation Unit Value at end of
   period                                $52.741        $57.174        $50.250        $48.641        $44.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.917        $50.099        $48.568        $45.245             --
  Accumulation Unit Value at end of
   period                                $52.425        $56.917        $50.099        $48.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,374          1,788          2,231          2,931          3,698

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.982             --             --             --
  Accumulation Unit Value at end of
   period                                $35.723             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.766        $48.989             --             --
  Accumulation Unit Value at end of
   period                                $35.723        $44.766             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             19             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.982             --             --             --
  Accumulation Unit Value at end of
   period                                $35.701             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.981             --             --             --
  Accumulation Unit Value at end of
   period                                $35.693             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.981             --             --             --
  Accumulation Unit Value at end of
   period                                $35.671             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.169         $7.701        $10.000             --
  Accumulation Unit Value at end of
   period                                 $3.600         $5.169         $7.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,699          4,403          4,377             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.817         $4.499         $4.379         $4.357         $3.584
  Accumulation Unit Value at end of
   period                                 $5.019         $4.817         $4.499         $4.379         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             32             35             48             52
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.810         $4.495         $4.377         $4.357         $3.586
  Accumulation Unit Value at end of
   period                                 $5.009         $4.810         $4.495         $4.377         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             53             53             56             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.760         $4.455         $4.345         $4.332         $3.570
  Accumulation Unit Value at end of
   period                                 $4.950         $4.760         $4.455         $4.345         $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             14             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.760         $4.455         $4.345         $4.332         $3.570
  Accumulation Unit Value at end of
   period                                 $4.950         $4.760         $4.455         $4.345         $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             14             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.729         $4.432         $4.329         $4.381             --
  Accumulation Unit Value at end of
   period                                 $4.910         $4.729         $4.432         $4.329             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.729         $4.432         $4.329         $4.322         $3.568
  Accumulation Unit Value at end of
   period                                 $4.910         $4.729         $4.432         $4.329         $4.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.719         $4.424         $4.324         $4.319         $3.567
  Accumulation Unit Value at end of
   period                                 $4.897         $4.719         $4.424         $4.324         $4.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.915        $10.245        $10.022        $10.156             --
  Accumulation Unit Value at end of
   period                                $11.316        $10.915        $10.245        $10.022             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.687         $4.402         $4.308         $4.368             --
  Accumulation Unit Value at end of
   period                                 $4.857         $4.687         $4.402         $4.308             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.687         $4.402         $4.308         $4.310         $3.565
  Accumulation Unit Value at end of
   period                                 $4.857         $4.687         $4.402         $4.308         $4.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.154         $7.690        $10.000             --
  Accumulation Unit Value at end of
   period                                 $3.584         $5.154         $7.690             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             53             70             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.160         $8.077             --             --
  Accumulation Unit Value at end of
   period                                 $3.586         $5.160             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             84             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.570             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.145         $8.064             --             --
  Accumulation Unit Value at end of
   period                                 $3.570         $5.145             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.568             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.567             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.565             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.666         $4.389         $4.302         $4.367             --
  Accumulation Unit Value at end of
   period                                 $4.828         $4.666         $4.389         $4.302             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,789          3,885          5,422          6,382          7,699
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.271        $12.092        $10.821        $10.242         $8.755
  Accumulation Unit Value at end of
   period                                $12.038        $12.271        $12.092        $10.821        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             71             93            106            133
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.267        $12.094        $10.828        $10.253         $8.770
  Accumulation Unit Value at end of
   period                                $12.028        $12.267        $12.094        $10.828        $10.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             28             28             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.974        $10.736        $10.182         $8.722
  Accumulation Unit Value at end of
   period                                $11.873        $12.126        $11.974        $10.736        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             29             33             31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.974        $10.736        $10.182         $8.722
  Accumulation Unit Value at end of
   period                                $11.873        $12.126        $11.974        $10.736        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             29             33             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.046        $11.912        $10.697        $10.374             --
  Accumulation Unit Value at end of
   period                                $11.776        $12.046        $11.912        $10.697             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.046        $11.912        $10.697        $10.160         $8.716
  Accumulation Unit Value at end of
   period                                $11.776        $12.046        $11.912        $10.697        $10.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.020        $11.892        $10.684        $10.153         $8.714
  Accumulation Unit Value at end of
   period                                $11.745        $12.020        $11.892        $10.684        $10.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.813        $11.699        $10.522        $10.218             --
  Accumulation Unit Value at end of
   period                                $11.531        $11.813        $11.699        $10.522             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.189        $14.101        $10.277        $10.849
  Accumulation Unit Value at end of
   period                                 $8.804        $11.189        $14.101        $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,319         12,343         14,591          8,510
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.144        $14.066        $10.267         $9.840
  Accumulation Unit Value at end of
   period                                 $8.755        $11.144        $14.066        $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            200            157             51
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.168        $12.842             --             --
  Accumulation Unit Value at end of
   period                                 $8.770        $11.168             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             37             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.722             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.124        $12.808             --             --
  Accumulation Unit Value at end of
   period                                 $8.722        $11.124             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.714             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.940        $11.831        $10.646        $10.343             --
  Accumulation Unit Value at end of
   period                                $11.649        $11.940        $11.831        $10.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.940        $11.831        $10.646        $10.132         $8.709
  Accumulation Unit Value at end of
   period                                $11.649        $11.940        $11.831        $10.646        $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.887        $11.796        $10.630        $10.342             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.887        $11.796        $10.630             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,056          4,018          5,103          6,645          8,151
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.874        $31.106        $30.533        $27.940        $22.368
  Accumulation Unit Value at end of
   period                                $34.456        $33.874        $31.106        $30.533        $27.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             57             67             81             89
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.862        $31.111        $30.553        $27.972        $22.405
  Accumulation Unit Value at end of
   period                                $34.427        $33.862        $31.111        $30.553        $27.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             50             50             50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.475        $30.801        $30.295        $27.777        $22.283
  Accumulation Unit Value at end of
   period                                $33.983        $33.475        $30.801        $30.295        $27.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             15             18             25
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.475        $30.801        $30.295        $27.777        $22.283
  Accumulation Unit Value at end of
   period                                $33.983        $33.475        $30.801        $30.295        $27.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             15             18             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.254        $30.644        $30.185        $28.196             --
  Accumulation Unit Value at end of
   period                                $33.708        $33.254        $30.644        $30.185             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.254        $30.644        $30.185        $27.718        $22.269
  Accumulation Unit Value at end of
   period                                $33.708        $33.254        $30.644        $30.185        $27.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.709             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.932        $22.388        $24.799        $23.742
  Accumulation Unit Value at end of
   period                                $22.492        $22.932        $22.388        $24.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,122         11,614         13,446         16,729
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.841        $22.332        $24.774        $24.985
  Accumulation Unit Value at end of
   period                                $22.368        $22.841        $22.332        $24.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             92             65             21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.890        $23.534             --             --
  Accumulation Unit Value at end of
   period                                $22.405        $22.890             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             16             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.267             --             --             --
  Accumulation Unit Value at end of
   period                                $22.283             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.799        $23.472             --             --
  Accumulation Unit Value at end of
   period                                $22.283        $22.799             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.266             --             --             --
  Accumulation Unit Value at end of
   period                                $22.269             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.181        $30.592        $30.149        $27.698        $22.264
  Accumulation Unit Value at end of
   period                                $33.617        $33.181        $30.592        $30.149        $27.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.943        $11.022        $10.873        $10.171             --
  Accumulation Unit Value at end of
   period                                $12.088        $11.943        $11.022        $10.873             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.962        $30.435        $30.040        $28.111             --
  Accumulation Unit Value at end of
   period                                $33.345        $32.962        $30.435        $30.040             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.962        $30.435        $30.040        $27.639        $22.250
  Accumulation Unit Value at end of
   period                                $33.345        $32.962        $30.435        $30.040        $27.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.814        $30.344        $29.995        $28.108             --
  Accumulation Unit Value at end of
   period                                $33.145        $32.814        $30.344        $29.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,370          7,864         10,114         12,220         15,178
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.298        $26.448        $26.181        $25.391        $24.631
  Accumulation Unit Value at end of
   period                                $28.342        $27.298        $26.448        $26.181        $25.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            107            131            155            180
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.288        $26.452        $26.198        $25.420        $24.672
  Accumulation Unit Value at end of
   period                                $28.318        $27.288        $26.452        $26.198        $25.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             40             43             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.976        $26.189        $25.976        $25.243        $24.537
  Accumulation Unit Value at end of
   period                                $27.953        $26.976        $26.189        $25.976        $25.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             42             47             45             51
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.976        $26.189        $25.976        $25.243        $24.537
  Accumulation Unit Value at end of
   period                                $27.953        $26.976        $26.189        $25.976        $25.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             42             47             45             51

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.266             --             --             --
  Accumulation Unit Value at end of
   period                                $22.264             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.266             --             --             --
  Accumulation Unit Value at end of
   period                                $22.250             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.235        $21.913        $20.574        $21.305
  Accumulation Unit Value at end of
   period                                $24.767        $23.235        $21.913        $20.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,130         20,633         21,182         26,918
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.143        $21.858        $20.554        $21.164
  Accumulation Unit Value at end of
   period                                $24.631        $23.143        $21.858        $20.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            191            122             27
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.192        $22.097             --             --
  Accumulation Unit Value at end of
   period                                $24.672        $23.192             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             34             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.891             --             --             --
  Accumulation Unit Value at end of
   period                                $24.537             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.100        $22.039             --             --
  Accumulation Unit Value at end of
   period                                $24.537        $23.100             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             32             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.798        $26.055        $25.882        $25.442             --
  Accumulation Unit Value at end of
   period                                $27.726        $26.798        $26.055        $25.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             10             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.798        $26.055        $25.882        $25.189        $24.521
  Accumulation Unit Value at end of
   period                                $27.726        $26.798        $26.055        $25.882        $25.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             10              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.739        $26.010        $25.851        $25.172        $24.516
  Accumulation Unit Value at end of
   period                                $27.651        $26.739        $26.010        $25.851        $25.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.599        $10.320        $10.267        $10.106             --
  Accumulation Unit Value at end of
   period                                $10.949        $10.599        $10.320        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.562        $25.877        $25.757        $25.366             --
  Accumulation Unit Value at end of
   period                                $27.428        $26.562        $25.877        $25.757             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.562        $25.877        $25.757        $25.118        $24.501
  Accumulation Unit Value at end of
   period                                $27.428        $26.562        $25.877        $25.757        $25.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.443        $25.800        $25.719        $25.363             --
  Accumulation Unit Value at end of
   period                                $27.263        $26.443        $25.800        $25.719             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,677          5,715          6,654          7,902          9,283
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.379        $19.337        $17.464        $15.226        $11.998
  Accumulation Unit Value at end of
   period                                $26.071        $24.379        $19.337        $17.464        $15.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             99            107            115            128
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.370        $19.340        $17.475        $15.244        $12.018
  Accumulation Unit Value at end of
   period                                $26.049        $24.370        $19.340        $17.475        $15.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             69             18             20             22

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.890             --             --             --
  Accumulation Unit Value at end of
   period                                $24.521             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.890             --             --             --
  Accumulation Unit Value at end of
   period                                $24.516             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.890             --             --             --
  Accumulation Unit Value at end of
   period                                $24.501             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.833             --             --             --
  Accumulation Unit Value at end of
   period                                $12.064             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,237             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.774        $18.853        $21.143        $14.721
  Accumulation Unit Value at end of
   period                                $11.998        $14.774        $18.853        $21.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            154            142             53
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.806        $18.379             --             --
  Accumulation Unit Value at end of
   period                                $12.018        $14.806             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             23             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.092        $19.147        $17.327        $15.138        $11.952
  Accumulation Unit Value at end of
   period                                $25.712        $24.092        $19.147        $17.327        $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             25             27             28
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.092        $19.147        $17.327        $15.138        $11.952
  Accumulation Unit Value at end of
   period                                $25.712        $24.092        $19.147        $17.327        $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             25             27             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.933        $19.049        $17.265        $15.350             --
  Accumulation Unit Value at end of
   period                                $25.504        $23.933        $19.049        $17.265             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.933        $19.049        $17.265        $15.105        $11.944
  Accumulation Unit Value at end of
   period                                $25.504        $23.933        $19.049        $17.265        $15.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.880        $19.017        $17.244        $15.095        $11.942
  Accumulation Unit Value at end of
   period                                $25.435        $23.880        $19.017        $17.244        $15.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.870        $12.651        $11.483        $10.224             --
  Accumulation Unit Value at end of
   period                                $16.887        $15.870        $12.651        $11.483             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.722        $18.920        $17.181        $15.304             --
  Accumulation Unit Value at end of
   period                                $25.229        $23.722        $18.920        $17.181             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.722        $18.920        $17.181        $15.063        $11.934
  Accumulation Unit Value at end of
   period                                $25.229        $23.722        $18.920        $17.181        $15.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.616        $18.863        $17.155        $15.302             --
  Accumulation Unit Value at end of
   period                                $25.078        $23.616        $18.863        $17.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,985          4,658          4,961          5,326          5,578

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.978        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $11.952        $11.978             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             11             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.747        $18.331             --             --
  Accumulation Unit Value at end of
   period                                $11.952        $14.747             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              8             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.978             --             --             --
  Accumulation Unit Value at end of
   period                                $11.944             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.978             --             --             --
  Accumulation Unit Value at end of
   period                                $11.942             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.977             --             --             --
  Accumulation Unit Value at end of
   period                                $11.934             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $15.868        $15.876        $12.922
  Accumulation Unit Value at end of
   period                                $10.567        $12.413        $15.868        $15.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,700          8,181          9,605          9,695

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.194        $19.252        $17.102        $14.317        $10.509
  Accumulation Unit Value at end of
   period                                $25.559        $24.194        $19.252        $17.102        $14.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             52             67             60             56
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.185        $19.255        $17.113        $14.334        $10.526
  Accumulation Unit Value at end of
   period                                $25.537        $24.185        $19.255        $17.113        $14.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              4              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.909        $19.064        $16.968        $14.234        $10.468
  Accumulation Unit Value at end of
   period                                $25.207        $23.909        $19.064        $16.968        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.909        $19.064        $16.968        $14.234        $10.468
  Accumulation Unit Value at end of
   period                                $25.207        $23.909        $19.064        $16.968        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.751        $18.966        $16.907        $14.419             --
  Accumulation Unit Value at end of
   period                                $25.003        $23.751        $18.966        $16.907             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.751        $18.966        $16.907        $14.204        $10.462
  Accumulation Unit Value at end of
   period                                $25.003        $23.751        $18.966        $16.907        $14.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.699        $18.934        $16.886        $14.193        $10.460
  Accumulation Unit Value at end of
   period                                $24.936        $23.699        $18.934        $16.886        $14.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.734        $13.383        $11.948        $10.204             --
  Accumulation Unit Value at end of
   period                                $17.590        $16.734        $13.383        $11.948             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.542        $18.837        $16.825        $14.376             --
  Accumulation Unit Value at end of
   period                                $24.734        $23.542        $18.837        $16.825             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.542        $18.837        $16.825        $14.163        $10.453
  Accumulation Unit Value at end of
   period                                $24.734        $23.542        $18.837        $16.825        $14.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.363        $15.829        $15.861        $14.490
  Accumulation Unit Value at end of
   period                                $10.509        $12.363        $15.829        $15.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             43             45              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.390        $15.361             --             --
  Accumulation Unit Value at end of
   period                                $10.526        $12.390             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.682             --             --             --
  Accumulation Unit Value at end of
   period                                $10.468             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.340        $15.321             --             --
  Accumulation Unit Value at end of
   period                                $10.468        $12.340             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681             --             --             --
  Accumulation Unit Value at end of
   period                                $10.462             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681             --             --             --
  Accumulation Unit Value at end of
   period                                $10.460             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681             --             --             --
  Accumulation Unit Value at end of
   period                                $10.453             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.436        $18.781        $16.800        $14.374             --
  Accumulation Unit Value at end of
   period                                $24.586        $23.436        $18.781        $16.800             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,713          2,889          3,116          3,068          3,574
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.423        $13.997        $11.982        $10.709         $8.142
  Accumulation Unit Value at end of
   period                                $19.475        $17.423        $13.997        $11.982        $10.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             33             32             23             24
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.417        $13.999        $11.989        $10.722         $8.155
  Accumulation Unit Value at end of
   period                                $19.459        $17.417        $13.999        $11.989        $10.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              6              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.218        $13.860        $11.888        $10.647         $8.110
  Accumulation Unit Value at end of
   period                                $19.207        $17.218        $13.860        $11.888        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              6              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.218        $13.860        $11.888        $10.647         $8.110
  Accumulation Unit Value at end of
   period                                $19.207        $17.218        $13.860        $11.888        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              6              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.105        $13.789        $11.845        $10.693             --
  Accumulation Unit Value at end of
   period                                $19.052        $17.105        $13.789        $11.845             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.105        $13.789        $11.845        $10.624         $8.105
  Accumulation Unit Value at end of
   period                                $19.052        $17.105        $13.789        $11.845        $10.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.067        $13.765        $11.831        $10.617         $8.104
  Accumulation Unit Value at end of
   period                                $19.000        $17.067        $13.765        $11.831        $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.128        $13.021        $11.202        $10.127             --
  Accumulation Unit Value at end of
   period                                $17.937        $16.128        $13.021        $11.202             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.593        $13.611        $22.468        $11.226
  Accumulation Unit Value at end of
   period                                 $8.187         $9.593        $13.611        $22.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,304          5,733          7,445          6,013
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.555        $13.577        $22.445        $12.423
  Accumulation Unit Value at end of
   period                                 $8.142         $9.555        $13.577        $22.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             46             47              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.576        $13.169             --             --
  Accumulation Unit Value at end of
   period                                 $8.155         $9.576             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.110             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.538        $13.135             --             --
  Accumulation Unit Value at end of
   period                                 $8.110         $9.538             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.105             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.104             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.954        $13.695        $11.788        $10.661             --
  Accumulation Unit Value at end of
   period                                $18.847        $16.954        $13.695        $11.788             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.954        $13.695        $11.788        $10.594         $8.098
  Accumulation Unit Value at end of
   period                                $18.847        $16.954        $13.695        $11.788        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.878        $13.654        $11.770        $10.660             --
  Accumulation Unit Value at end of
   period                                $18.734        $16.878        $13.654        $11.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,023         10,726         13,815         16,476         19,469
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.053         $9.827         $9.154         $8.222         $6.562
  Accumulation Unit Value at end of
   period                                $10.349        $11.053         $9.827         $9.154         $8.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            227            310            369            442
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.049         $9.828         $9.160         $8.231         $6.573
  Accumulation Unit Value at end of
   period                                $10.340        $11.049         $9.828         $9.160         $8.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             38             43             47             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.923         $9.730         $9.082         $8.174         $6.537
  Accumulation Unit Value at end of
   period                                $10.207        $10.923         $9.730         $9.082         $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             34             41             49
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.923         $9.730         $9.082         $8.174         $6.537
  Accumulation Unit Value at end of
   period                                $10.207        $10.923         $9.730         $9.082         $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             34             41             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.851         $9.681         $9.049         $8.326             --
  Accumulation Unit Value at end of
   period                                $10.124        $10.851         $9.681         $9.049             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.851         $9.681         $9.049         $8.156         $6.533
  Accumulation Unit Value at end of
   period                                $10.124        $10.851         $9.681         $9.049         $8.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.216             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.098             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.767        $11.793        $14.669        $11.432
  Accumulation Unit Value at end of
   period                                 $6.598         $8.767        $11.793        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,197         31,300         35,711         26,923
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.732        $11.764        $14.655        $12.179
  Accumulation Unit Value at end of
   period                                 $6.562         $8.732        $11.764        $14.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            639            557            215
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.751        $11.752             --             --
  Accumulation Unit Value at end of
   period                                 $6.573         $8.751             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             42             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.537             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.716        $11.721             --             --
  Accumulation Unit Value at end of
   period                                 $6.537         $8.716             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             12             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.533             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.827         $9.664         $9.038         $8.151         $6.531
  Accumulation Unit Value at end of
   period                                $10.097        $10.827         $9.664         $9.038         $8.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.257        $11.846        $11.090        $10.217             --
  Accumulation Unit Value at end of
   period                                $12.351        $13.257        $11.846        $11.090             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.755         $9.615         $9.005         $8.301             --
  Accumulation Unit Value at end of
   period                                $10.015        $10.755         $9.615         $9.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.755         $9.615         $9.005         $8.133         $6.527
  Accumulation Unit Value at end of
   period                                $10.015        $10.755         $9.615         $9.005         $8.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.707         $9.586         $8.992         $8.300             --
  Accumulation Unit Value at end of
   period                                 $9.955        $10.707         $9.586         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          1,432          1,510          1,074            565
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.374        $16.181        $14.581        $12.794        $10.000
  Accumulation Unit Value at end of
   period                                $18.450        $18.374        $16.181        $14.581        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             33             29              8              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.340        $16.160        $14.569        $12.790        $10.000
  Accumulation Unit Value at end of
   period                                $18.407        $18.340        $16.160        $14.569        $12.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12             10              9              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.239        $16.095        $14.533        $12.777        $10.000
  Accumulation Unit Value at end of
   period                                $18.279        $18.239        $16.095        $14.533        $12.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              2              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.239        $16.095        $14.533        $12.777        $10.000
  Accumulation Unit Value at end of
   period                                $18.279        $18.239        $16.095        $14.533        $12.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              2              3              4

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.127             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.531             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.127             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.527             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.139        $16.031        $14.496        $12.954             --
  Accumulation Unit Value at end of
   period                                $18.151        $18.139        $16.031        $14.496             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.139        $16.031        $14.496        $12.764        $10.000
  Accumulation Unit Value at end of
   period                                $18.151        $18.139        $16.031        $14.496        $12.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.106        $16.010        $14.484        $12.760        $10.000
  Accumulation Unit Value at end of
   period                                $18.109        $18.106        $16.010        $14.484        $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.135        $12.511        $11.330        $10.139             --
  Accumulation Unit Value at end of
   period                                $14.123        $14.135        $12.511        $11.330             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $15.946        $14.448        $12.934             --
  Accumulation Unit Value at end of
   period                                $17.983        $18.007        $15.946        $14.448             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $15.946        $14.448        $12.747        $10.000
  Accumulation Unit Value at end of
   period                                $17.983        $18.007        $15.946        $14.448        $12.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.926        $15.898        $14.426        $12.933             --
  Accumulation Unit Value at end of
   period                                $17.875        $17.926        $15.898        $14.426             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,224         55,022         59,907         73,137        124,168
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.745         $1.693         $1.673         $1.684         $1.697
  Accumulation Unit Value at end of
   period                                 $1.805         $1.745         $1.693         $1.673         $1.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            491            564            980          1,339
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.744         $1.694         $1.674         $1.686         $1.700
  Accumulation Unit Value at end of
   period                                 $1.803         $1.744         $1.694         $1.674         $1.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             49             86             98            114

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.663         $1.591         $1.538
  Accumulation Unit Value at end of
   period                                 $1.707         $1.706         $1.663         $1.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            213,143        255,416        184,583        232,287
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.659         $1.589         $1.555
  Accumulation Unit Value at end of
   period                                 $1.697         $1.699         $1.659         $1.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,165          1,942            492            335
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.669             --             --
  Accumulation Unit Value at end of
   period                                 $1.700         $1.703             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            257             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.677         $1.660         $1.674         $1.691
  Accumulation Unit Value at end of
   period                                 $1.780         $1.724         $1.677         $1.660         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             23             26             47            194
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.677         $1.660         $1.674         $1.691
  Accumulation Unit Value at end of
   period                                 $1.780         $1.724         $1.677         $1.660         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             23             26             47            194
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.668         $1.654         $1.669             --
  Accumulation Unit Value at end of
   period                                 $1.766         $1.713         $1.668         $1.654             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            116             47             40             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.668         $1.654         $1.671         $1.690
  Accumulation Unit Value at end of
   period                                 $1.766         $1.713         $1.668         $1.654         $1.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            116             47             40             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.709         $1.665         $1.652         $1.669         $1.689
  Accumulation Unit Value at end of
   period                                 $1.761         $1.709         $1.665         $1.652         $1.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.205         $9.955         $9.886         $9.988             --
  Accumulation Unit Value at end of
   period                                $10.505        $10.205         $9.955         $9.886             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.657         $1.646         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.747         $1.698         $1.657         $1.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.657         $1.646         $1.666         $1.688
  Accumulation Unit Value at end of
   period                                 $1.747         $1.698         $1.657         $1.646         $1.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.652         $1.644         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.736         $1.690         $1.652         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,403         12,111         15,316         19,162         23,586

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.691             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.696         $1.665             --             --
  Accumulation Unit Value at end of
   period                                 $1.691         $1.696             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169             33             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.690             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.689             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.688             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.841        $30.190        $41.424        $24.805
  Accumulation Unit Value at end of
   period                                $14.325        $20.841        $30.190        $41.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,740         38,503         46,654         45,291

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.589        $22.015        $20.266        $18.615        $14.247
  Accumulation Unit Value at end of
   period                                $24.624        $23.589        $22.015        $20.266        $18.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             75             98            117            146
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.581        $22.018        $20.279        $18.636        $14.270
  Accumulation Unit Value at end of
   period                                $24.603        $23.581        $22.018        $20.279        $18.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             34             36             38             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.311        $21.799        $20.108        $18.506        $14.192
  Accumulation Unit Value at end of
   period                                $24.285        $23.311        $21.799        $20.108        $18.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             28             31             32
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.311        $21.799        $20.108        $18.506        $14.192
  Accumulation Unit Value at end of
   period                                $24.285        $23.311        $21.799        $20.108        $18.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             28             31             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.157        $21.688        $20.035        $18.929             --
  Accumulation Unit Value at end of
   period                                $24.089        $23.157        $21.688        $20.035             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.157        $21.688        $20.035        $18.467        $14.183
  Accumulation Unit Value at end of
   period                                $24.089        $23.157        $21.688        $20.035        $18.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.106        $21.651        $20.011        $18.454        $14.180
  Accumulation Unit Value at end of
   period                                $24.024        $23.106        $21.651        $20.011        $18.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.685        $10.811        $10.228             --
  Accumulation Unit Value at end of
   period                                $12.940        $12.458        $11.685        $10.811             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.953        $21.540        $19.938        $18.872             --
  Accumulation Unit Value at end of
   period                                $23.829        $22.953        $21.540        $19.938             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.953        $21.540        $19.938        $18.415        $14.171
  Accumulation Unit Value at end of
   period                                $23.829        $22.953        $21.540        $19.938        $18.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.758        $30.114        $41.383        $26.455
  Accumulation Unit Value at end of
   period                                $14.247        $20.758        $30.114        $41.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            219            206             59
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.803        $33.354             --             --
  Accumulation Unit Value at end of
   period                                $14.270        $20.803             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             32             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.297             --             --             --
  Accumulation Unit Value at end of
   period                                $14.192             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.720        $33.267             --             --
  Accumulation Unit Value at end of
   period                                $14.192        $20.720             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              4             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296             --             --             --
  Accumulation Unit Value at end of
   period                                $14.183             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296             --             --             --
  Accumulation Unit Value at end of
   period                                $14.180             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296             --             --             --
  Accumulation Unit Value at end of
   period                                $14.171             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.850        $21.475        $19.908        $18.870             --
  Accumulation Unit Value at end of
   period                                $23.686        $22.850        $21.475        $19.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.195        $19.355        $18.494        $16.199        $12.364
  Accumulation Unit Value at end of
   period                                $20.876        $22.195        $19.355        $18.494        $16.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,616          6,015          7,551          8,586          9,208
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.941        $19.163        $18.337        $16.086        $12.296
  Accumulation Unit Value at end of
   period                                $20.606        $21.941        $19.163        $18.337        $16.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             78             81             85             84
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.933        $19.166        $18.349        $16.105        $12.317
  Accumulation Unit Value at end of
   period                                $20.589        $21.933        $19.166        $18.349        $16.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             24             25             26             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.683        $18.975        $18.194        $15.992        $12.249
  Accumulation Unit Value at end of
   period                                $20.323        $21.683        $18.975        $18.194        $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             28             23             22
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.683        $18.975        $18.194        $15.992        $12.249
  Accumulation Unit Value at end of
   period                                $20.323        $21.683        $18.975        $18.194        $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             28             23             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.540        $18.878        $18.128        $16.189             --
  Accumulation Unit Value at end of
   period                                $20.158        $21.540        $18.878        $18.128             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.540        $18.878        $18.128        $15.958        $12.241
  Accumulation Unit Value at end of
   period                                $20.158        $21.540        $18.878        $18.128        $15.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.492        $18.846        $18.106        $15.947        $12.239
  Accumulation Unit Value at end of
   period                                $20.104        $21.492        $18.846        $18.106        $15.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.455        $11.810        $11.358        $10.157             --
  Accumulation Unit Value at end of
   period                                $12.573        $13.455        $11.810        $11.358             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              4             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.828        $14.513        $12.014        $12.151
  Accumulation Unit Value at end of
   period                                $12.364        $14.828        $14.513        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,596         11,207          7,894          8,045
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.769        $14.477        $12.002        $13.957
  Accumulation Unit Value at end of
   period                                $12.296        $14.769        $14.477        $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             76             32             16
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.800        $14.615             --             --
  Accumulation Unit Value at end of
   period                                $12.317        $14.800             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             38             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $12.249             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.741        $14.577             --             --
  Accumulation Unit Value at end of
   period                                $12.249        $14.741             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             13             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $12.241             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $12.239             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.350        $18.750        $18.041        $16.141             --
  Accumulation Unit Value at end of
   period                                $19.941        $21.350        $18.750        $18.041             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.350        $18.750        $18.041        $15.913        $12.231
  Accumulation Unit Value at end of
   period                                $19.941        $21.350        $18.750        $18.041        $15.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.254        $18.693        $18.013        $16.139             --
  Accumulation Unit Value at end of
   period                                $19.822        $21.254        $18.693        $18.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.604         $5.944         $5.576         $5.188         $3.870
  Accumulation Unit Value at end of
   period                                 $7.350         $6.604         $5.944         $5.576         $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,366          2,838          3,516          4,565          5,609
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.528         $5.884         $5.529         $5.152         $3.849
  Accumulation Unit Value at end of
   period                                 $7.255         $6.528         $5.884         $5.529         $5.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             50             57             86             88
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.526         $5.885         $5.533         $5.158         $3.856
  Accumulation Unit Value at end of
   period                                 $7.249         $6.526         $5.885         $5.533         $5.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             15             15             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.827         $5.486         $5.122         $3.834
  Accumulation Unit Value at end of
   period                                 $7.155         $6.451         $5.827         $5.486         $5.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              7             15             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.827         $5.486         $5.122         $3.834
  Accumulation Unit Value at end of
   period                                 $7.155         $6.451         $5.827         $5.486         $5.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              7             15             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.409         $5.797         $5.466         $5.223             --
  Accumulation Unit Value at end of
   period                                 $7.097         $6.409         $5.797         $5.466             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.409         $5.797         $5.466         $5.111         $3.832
  Accumulation Unit Value at end of
   period                                 $7.097         $6.409         $5.797         $5.466         $5.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              2             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $12.231             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.777        $10.765        $22.292         $9.980
  Accumulation Unit Value at end of
   period                                 $3.870         $5.777        $10.765        $22.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,929          7,503          8,677          3,871
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.754        $10.738        $22.270        $11.045
  Accumulation Unit Value at end of
   period                                 $3.849         $5.754        $10.738        $22.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            118             99             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.767        $11.919             --             --
  Accumulation Unit Value at end of
   period                                 $3.856         $5.767             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             24             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.834             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.744        $11.888             --             --
  Accumulation Unit Value at end of
   period                                 $3.834         $5.744             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.832             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.394         $5.787         $5.459         $5.108         $3.831
  Accumulation Unit Value at end of
   period                                 $7.078         $6.394         $5.787         $5.459         $5.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.392        $11.226        $10.601        $10.143             --
  Accumulation Unit Value at end of
   period                                $13.703        $12.392        $11.226        $10.601             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.352         $5.757         $5.440         $5.207             --
  Accumulation Unit Value at end of
   period                                 $7.021         $6.352         $5.757         $5.440             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.352         $5.757         $5.440         $5.097         $3.829
  Accumulation Unit Value at end of
   period                                 $7.021         $6.352         $5.757         $5.440         $5.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.324         $5.740         $5.432         $5.206             --
  Accumulation Unit Value at end of
   period                                 $6.979         $6.324         $5.740         $5.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,568          2,107          2,767          3,335          4,040
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.967        $12.707        $12.261        $11.553         $9.335
  Accumulation Unit Value at end of
   period                                $13.866        $13.967        $12.707        $12.261        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             70             80            109
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.962        $12.709        $12.269        $11.566         $9.350
  Accumulation Unit Value at end of
   period                                $13.854        $13.962        $12.709        $12.269        $11.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             27             27             30             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.802        $12.583        $12.165        $11.485         $9.299
  Accumulation Unit Value at end of
   period                                $13.675        $13.802        $12.583        $12.165        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             24             32             31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.802        $12.583        $12.165        $11.485         $9.299
  Accumulation Unit Value at end of
   period                                $13.675        $13.802        $12.583        $12.165        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             24             32             31

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.831             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.829             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.213        $15.218        $15.712        $12.497
  Accumulation Unit Value at end of
   period                                 $9.386        $12.213        $15.218        $15.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,959          6,111          5,894          3,376
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.164        $15.180        $15.696        $13.682
  Accumulation Unit Value at end of
   period                                 $9.335        $12.164        $15.180        $15.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            121            113             41
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.190        $15.828             --             --
  Accumulation Unit Value at end of
   period                                 $9.350        $12.190             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             26             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.474             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.299             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.142        $15.786             --             --
  Accumulation Unit Value at end of
   period                                 $9.299        $12.142             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             14             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.518        $12.121        $11.561             --
  Accumulation Unit Value at end of
   period                                $13.564        $13.711        $12.518        $12.121             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.518        $12.121        $11.461         $9.293
  Accumulation Unit Value at end of
   period                                $13.564        $13.711        $12.518        $12.121        $11.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.681        $12.497        $12.107        $11.453         $9.291
  Accumulation Unit Value at end of
   period                                $13.528        $13.681        $12.497        $12.107        $11.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.920        $10.900        $10.570        $10.095             --
  Accumulation Unit Value at end of
   period                                $11.775        $11.920        $10.900        $10.570             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $12.433        $12.063        $11.527             --
  Accumulation Unit Value at end of
   period                                $13.418        $13.590        $12.433        $12.063             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $12.433        $12.063        $11.428         $9.285
  Accumulation Unit Value at end of
   period                                $13.418        $13.590        $12.433        $12.063        $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.529        $12.396        $12.045        $11.525             --
  Accumulation Unit Value at end of
   period                                $13.338        $13.529        $12.396        $12.045             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,855          4,136          5,281          6,842          6,986
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.616        $22.991        $21.762        $17.466        $11.821
  Accumulation Unit Value at end of
   period                                $22.936        $26.616        $22.991        $21.762        $17.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             59             72             73             76
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.607        $22.995        $21.776        $17.486        $11.840
  Accumulation Unit Value at end of
   period                                $22.916        $26.607        $22.995        $21.776        $17.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             41             55             57             53

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.474             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.293             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.474             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.291             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.473             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.711        $12.598        $10.251        $10.000
  Accumulation Unit Value at end of
   period                                $11.886        $14.711        $12.598        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,550          6,503          1,878            390
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.652        $12.566        $10.241        $10.000
  Accumulation Unit Value at end of
   period                                $11.821        $14.652        $12.566        $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             73             46             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.684        $13.085             --             --
  Accumulation Unit Value at end of
   period                                $11.840        $14.684             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             35             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.303        $22.766        $21.592        $17.364        $11.775
  Accumulation Unit Value at end of
   period                                $22.620        $26.303        $22.766        $21.592        $17.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             19             17             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.303        $22.766        $21.592        $17.364        $11.775
  Accumulation Unit Value at end of
   period                                $22.620        $26.303        $22.766        $21.592        $17.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             19             17             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.129        $22.650        $21.514        $18.031             --
  Accumulation Unit Value at end of
   period                                $22.437        $26.129        $22.650        $21.514             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.129        $22.650        $21.514        $17.327        $11.768
  Accumulation Unit Value at end of
   period                                $22.437        $26.129        $22.650        $21.514        $17.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.072        $22.611        $21.488        $17.315        $11.765
  Accumulation Unit Value at end of
   period                                $22.377        $26.072        $22.611        $21.488        $17.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $12.814        $12.190        $10.230             --
  Accumulation Unit Value at end of
   period                                $12.656        $14.760        $12.814        $12.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.899        $22.495        $21.410        $17.977             --
  Accumulation Unit Value at end of
   period                                $22.195        $25.899        $22.495        $21.410             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.899        $22.495        $21.410        $17.278        $11.758
  Accumulation Unit Value at end of
   period                                $22.195        $25.899        $22.495        $21.410        $17.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.783        $22.428        $21.378        $17.975             --
  Accumulation Unit Value at end of
   period                                $22.063        $25.783        $22.428        $21.378             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,102          8,213         10,716         12,840         14,293

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $11.775             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.625        $13.051             --             --
  Accumulation Unit Value at end of
   period                                $11.775        $14.625             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $11.768             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $11.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $11.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.898        $10.063        $10.242
  Accumulation Unit Value at end of
   period                                 $9.760        $10.826        $10.898        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,220         14,354         12,338         12,226

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.585        $12.293        $11.980        $11.216         $9.707
  Accumulation Unit Value at end of
   period                                $13.528        $13.585        $12.293        $11.980        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            135            203            227            251
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.580        $12.295        $11.988        $11.229         $9.723
  Accumulation Unit Value at end of
   period                                $13.517        $13.580        $12.295        $11.988        $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             76             78             80             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.173        $11.887        $11.151         $9.670
  Accumulation Unit Value at end of
   period                                $13.342        $13.425        $12.173        $11.887        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             27             33             36
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.173        $11.887        $11.151         $9.670
  Accumulation Unit Value at end of
   period                                $13.342        $13.425        $12.173        $11.887        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             27             33             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $12.111        $11.844        $11.242             --
  Accumulation Unit Value at end of
   period                                $13.234        $13.336        $12.111        $11.844             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $12.111        $11.844        $11.127         $9.664
  Accumulation Unit Value at end of
   period                                $13.234        $13.336        $12.111        $11.844        $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.307        $12.090        $11.829        $11.119         $9.662
  Accumulation Unit Value at end of
   period                                $13.199        $13.307        $12.090        $11.829        $11.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.952        $10.871        $10.647        $10.120             --
  Accumulation Unit Value at end of
   period                                $11.844        $11.952        $10.871        $10.647             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.219        $12.028        $11.787        $11.208             --
  Accumulation Unit Value at end of
   period                                $13.092        $13.219        $12.028        $11.787             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.219        $12.028        $11.787        $11.096         $9.655
  Accumulation Unit Value at end of
   period                                $13.092        $13.219        $12.028        $11.787        $11.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.871        $10.053        $10.984
  Accumulation Unit Value at end of
   period                                 $9.707        $10.782        $10.871        $10.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            283            205             84
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.806        $10.916             --             --
  Accumulation Unit Value at end of
   period                                 $9.723        $10.806             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             53             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.670             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.763        $10.887             --             --
  Accumulation Unit Value at end of
   period                                 $9.670        $10.763             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              8             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.664             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.662             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.655             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.159        $11.992        $11.769        $11.207             --
  Accumulation Unit Value at end of
   period                                $13.013        $13.159        $11.992        $11.769             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,532          5,324          6,628          7,655          8,910
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.548        $23.572        $21.974        $18.313        $14.878
  Accumulation Unit Value at end of
   period                                $34.984        $29.548        $23.572        $21.974        $18.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             62             71             77
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.538        $23.575        $21.989        $18.334        $14.903
  Accumulation Unit Value at end of
   period                                $34.954        $29.538        $23.575        $21.989        $18.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             16             15             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.200        $23.341        $21.803        $18.206        $14.821
  Accumulation Unit Value at end of
   period                                $34.503        $29.200        $23.341        $21.803        $18.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7             10             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.200        $23.341        $21.803        $18.206        $14.821
  Accumulation Unit Value at end of
   period                                $34.503        $29.200        $23.341        $21.803        $18.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7             10             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.007        $23.222        $21.724        $18.472             --
  Accumulation Unit Value at end of
   period                                $34.224        $29.007        $23.222        $21.724             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.007        $23.222        $21.724        $18.167        $14.812
  Accumulation Unit Value at end of
   period                                $34.224        $29.007        $23.222        $21.724        $18.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.943        $23.182        $21.698        $18.154        $14.809
  Accumulation Unit Value at end of
   period                                $34.131        $28.943        $23.182        $21.698        $18.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.894        $12.743        $11.939        $10.166             --
  Accumulation Unit Value at end of
   period                                $18.725        $15.894        $12.743        $11.939             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.919        $25.946        $22.360        $22.826
  Accumulation Unit Value at end of
   period                                $14.960        $19.919        $25.946        $22.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,956         15,142         18,525         21,802
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.839        $25.882        $22.338        $22.609
  Accumulation Unit Value at end of
   period                                $14.878        $19.839        $25.882        $22.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            119             85             21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.882        $24.960             --             --
  Accumulation Unit Value at end of
   period                                $14.903        $19.882             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             21             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $14.821             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.803        $24.895             --             --
  Accumulation Unit Value at end of
   period                                $14.821        $19.803             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $14.812             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $14.809             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.752        $23.063        $21.619        $18.417             --
  Accumulation Unit Value at end of
   period                                $33.855        $28.752        $23.063        $21.619             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.752        $23.063        $21.619        $18.116        $14.800
  Accumulation Unit Value at end of
   period                                $33.855        $28.752        $23.063        $21.619        $18.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.623        $22.994        $21.587        $18.414             --
  Accumulation Unit Value at end of
   period                                $33.653        $28.623        $22.994        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.438        $15.767        $14.215        $12.124         $9.215
  Accumulation Unit Value at end of
   period                                $16.870        $16.438        $15.767        $14.215        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,620          4,874          6,348          7,669          8,774
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.250        $15.610        $14.095        $12.039         $9.164
  Accumulation Unit Value at end of
   period                                $16.652        $16.250        $15.610        $14.095        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             72             89            110            119
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.244        $15.612        $14.104        $12.053         $9.179
  Accumulation Unit Value at end of
   period                                $16.638        $16.244        $15.612        $14.104        $12.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             24             25             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.058        $15.457        $13.984        $11.969         $9.129
  Accumulation Unit Value at end of
   period                                $16.423        $16.058        $15.457        $13.984        $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             23             23             24             25
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.058        $15.457        $13.984        $11.969         $9.129
  Accumulation Unit Value at end of
   period                                $16.423        $16.058        $15.457        $13.984        $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             23             23             24             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.952        $15.378        $13.934        $12.319             --
  Accumulation Unit Value at end of
   period                                $16.290        $15.952        $15.378        $13.934             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.952        $15.378        $13.934        $11.943         $9.123
  Accumulation Unit Value at end of
   period                                $16.290        $15.952        $15.378        $13.934        $11.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $14.800             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.422        $20.439        $21.587        $14.316
  Accumulation Unit Value at end of
   period                                 $9.215        $13.422        $20.439        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,982         13,244         15,373          9,972
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.369        $20.388        $21.566        $15.604
  Accumulation Unit Value at end of
   period                                 $9.164        $13.369        $20.388        $21.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            160            124             35
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.398        $21.206             --             --
  Accumulation Unit Value at end of
   period                                 $9.179        $13.398             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             55             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.129             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.344        $21.151             --             --
  Accumulation Unit Value at end of
   period                                 $9.129        $13.344             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              5             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.123             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.917        $15.352        $13.917        $11.935         $9.121
  Accumulation Unit Value at end of
   period                                $16.246        $15.917        $15.352        $13.917        $11.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.271        $12.812        $11.627        $10.293             --
  Accumulation Unit Value at end of
   period                                $13.532        $13.271        $12.812        $11.627             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.812        $15.273        $13.867        $12.282             --
  Accumulation Unit Value at end of
   period                                $16.115        $15.812        $15.273        $13.867             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.812        $15.273        $13.867        $11.909         $9.116
  Accumulation Unit Value at end of
   period                                $16.115        $15.812        $15.273        $13.867        $11.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.741        $15.227        $13.846        $12.281             --
  Accumulation Unit Value at end of
   period                                $16.018        $15.741        $15.227        $13.846             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,880         11,445         14,668         18,488         22,411
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.786        $52.640        $50.466        $48.657        $39.483
  Accumulation Unit Value at end of
   period                                $57.066        $54.786        $52.640        $50.466        $48.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             89            113            132            162
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.767        $52.648        $50.499        $48.713        $39.548
  Accumulation Unit Value at end of
   period                                $57.017        $54.767        $52.648        $50.499        $48.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             19             20             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.141        $52.124        $50.071        $48.374        $39.331
  Accumulation Unit Value at end of
   period                                $56.281        $54.141        $52.124        $50.071        $48.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             18             23             32             37
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.141        $52.124        $50.071        $48.374        $39.331
  Accumulation Unit Value at end of
   period                                $56.281        $54.141        $52.124        $50.071        $48.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             18             23             32             37

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.121             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.116             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.656        $71.280        $86.479        $55.426
  Accumulation Unit Value at end of
   period                                $39.701        $54.656        $71.280        $86.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,290         35,523         43,490         46,130
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.437        $71.102        $86.393        $60.816
  Accumulation Unit Value at end of
   period                                $39.483        $54.437        $71.102        $86.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            223            187             39
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.555        $72.251             --             --
  Accumulation Unit Value at end of
   period                                $39.548        $54.555             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             17             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.140             --             --             --
  Accumulation Unit Value at end of
   period                                $39.331             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.337        $72.062             --             --
  Accumulation Unit Value at end of
   period                                $39.331        $54.337             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.783        $51.857        $49.890        $49.267             --
  Accumulation Unit Value at end of
   period                                $55.825        $53.783        $51.857        $49.890             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.783        $51.857        $49.890        $48.271        $39.306
  Accumulation Unit Value at end of
   period                                $55.825        $53.783        $51.857        $49.890        $48.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.665        $51.769        $49.829        $48.237        $39.298
  Accumulation Unit Value at end of
   period                                $55.674        $53.665        $51.769        $49.829        $48.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.100        $10.718        $10.327        $10.212             --
  Accumulation Unit Value at end of
   period                                $11.504        $11.100        $10.718        $10.327             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.310        $51.504        $49.649        $49.119             --
  Accumulation Unit Value at end of
   period                                $55.223        $53.310        $51.504        $49.649             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.310        $51.504        $49.649        $48.134        $39.273
  Accumulation Unit Value at end of
   period                                $55.223        $53.310        $51.504        $49.649        $48.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.071        $51.350        $49.574        $49.113             --
  Accumulation Unit Value at end of
   period                                $54.893        $53.071        $51.350        $49.574             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.139             --             --             --
  Accumulation Unit Value at end of
   period                                $39.306             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $38.139             --             --             --
  Accumulation Unit Value at end of
   period                                $39.298             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.138             --             --             --
  Accumulation Unit Value at end of
   period                                $39.273             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.063        $12.798        $12.768        $12.589        $12.540
   of period
  Accumulation Unit Value at end of      $13.993        $13.063        $12.798        $12.768        $12.589
   period
  Number of Accumulation Units             2,526          2,857          3,726          5,180          8,638
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning   $12.928        $12.685        $12.674        $12.515        $12.485
   of period
  Accumulation Unit Value at end of      $13.828        $12.928        $12.685        $12.674        $12.515
   period
  Number of Accumulation Units                32             38             43             82            132
   outstanding at end of period (in
   thousands)

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.649        $11.069        $10.000             --             --
   of period
  Accumulation Unit Value at end of      $12.540        $11.649        $11.069             --             --
   period
  Number of Accumulation Units            15,450          5,739            939             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning   $11.616        $11.053        $10.000             --             --
   of period
  Accumulation Unit Value at end of      $12.485        $11.616        $11.053             --             --
   period
  Number of Accumulation Units               198             52              3             --             --
   outstanding at end of period (in
   thousands)

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.909        $12.673        $12.668        $12.516        $12.492
  Accumulation Unit Value at end of
   period                                $13.801        $12.909        $12.673        $12.668        $12.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              2              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.776        $12.561        $12.575        $12.442        $12.437
  Accumulation Unit Value at end of
   period                                $13.638        $12.776        $12.561        $12.575        $12.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             31             33             87            105
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.776        $12.561        $12.575        $12.442        $12.437
  Accumulation Unit Value at end of
   period                                $13.638        $12.776        $12.561        $12.575        $12.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             31             33             87            105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $12.497        $12.530        $12.489             --
  Accumulation Unit Value at end of
   period                                $13.528        $12.691        $12.497        $12.530             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              3              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $12.497        $12.530        $12.416        $12.429
  Accumulation Unit Value at end of
   period                                $13.528        $12.691        $12.497        $12.530        $12.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.475        $12.514        $12.407        $12.427
  Accumulation Unit Value at end of
   period                                $13.491        $12.663        $12.475        $12.514        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.184        $10.043        $10.084        $10.065             --
  Accumulation Unit Value at end of
   period                                $10.839        $10.184        $10.043        $10.084             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $12.412        $12.469        $12.452             --
  Accumulation Unit Value at end of
   period                                $13.382        $12.580        $12.412        $12.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $12.412        $12.469        $12.381        $12.419
  Accumulation Unit Value at end of
   period                                $13.382        $12.580        $12.412        $12.469        $12.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $12.374        $12.450        $12.450             --
  Accumulation Unit Value at end of
   period                                $13.302        $12.523        $12.374        $12.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.628        $11.056             --             --             --
  Accumulation Unit Value at end of
   period                                $12.492        $11.628             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.437             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.594        $11.040             --             --             --
  Accumulation Unit Value at end of
   period                                $12.437        $11.594             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99             78             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.429             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.427             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.140             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.419             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.291         $9.268         $8.688         $7.660         $6.212
  Accumulation Unit Value at end of
   period                                 $9.465        $10.291         $9.268         $8.688         $7.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,155          1,510          1,630          1,640          1,660
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.197         $9.196         $8.633         $7.623         $6.192
  Accumulation Unit Value at end of
   period                                 $9.364        $10.197         $9.196         $8.633         $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             24             21             33
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.170         $9.177         $8.620         $7.615         $6.188
  Accumulation Unit Value at end of
   period                                 $9.335        $10.170         $9.177         $8.620         $7.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             10              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.077         $9.106         $8.566         $7.579         $6.168
  Accumulation Unit Value at end of
   period                                 $9.235        $10.077         $9.106         $8.566         $7.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              7              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.077         $9.106         $8.566         $7.579         $6.168
  Accumulation Unit Value at end of
   period                                 $9.235        $10.077         $9.106         $8.566         $7.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              7              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.010         $9.060         $8.535         $7.680             --
  Accumulation Unit Value at end of
   period                                 $9.160        $10.010         $9.060         $8.535             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.010         $9.060         $8.535         $7.563         $6.164
  Accumulation Unit Value at end of
   period                                 $9.160        $10.010         $9.060         $8.535         $7.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988         $9.044         $8.525         $7.557         $6.163
  Accumulation Unit Value at end of
   period                                 $9.135         $9.988         $9.044         $8.525         $7.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.141        $11.912        $11.238        $10.127             --
  Accumulation Unit Value at end of
   period                                $12.008        $13.141        $11.912        $11.238             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.922         $8.998         $8.494         $7.657             --
  Accumulation Unit Value at end of
   period                                 $9.061         $9.922         $8.998         $8.494             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.090         $9.505        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $6.212         $8.090         $9.505             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336            651             38             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.076         $9.503        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $6.192         $8.076         $9.503             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             10             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.075         $9.578             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.188         $8.075             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.168             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.061         $9.575             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.168         $8.061             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.164             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.163             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.922         $8.998         $8.494         $7.541         $6.159
  Accumulation Unit Value at end of
   period                                 $9.061         $9.922         $8.998         $8.494         $7.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.877         $8.971         $8.481         $7.656             --
  Accumulation Unit Value at end of
   period                                 $9.007         $9.877         $8.971         $8.481             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            803            679            529            212
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.642        $16.400        $15.077        $12.927        $10.000
  Accumulation Unit Value at end of
   period                                $16.650        $18.642        $16.400        $15.077        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12              7              6              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.608        $16.378        $15.064        $12.923        $10.000
  Accumulation Unit Value at end of
   period                                $16.611        $18.608        $16.378        $15.064        $12.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.506        $16.313        $15.026        $12.910        $10.000
  Accumulation Unit Value at end of
   period                                $16.495        $18.506        $16.313        $15.026        $12.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.506        $16.313        $15.026        $12.910        $10.000
  Accumulation Unit Value at end of
   period                                $16.495        $18.506        $16.313        $15.026        $12.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.405        $16.248        $14.989        $13.311             --
  Accumulation Unit Value at end of
   period                                $16.380        $18.405        $16.248        $14.989             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             22             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.405        $16.248        $14.989        $12.897        $10.000
  Accumulation Unit Value at end of
   period                                $16.380        $18.405        $16.248        $14.989        $12.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             22             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.371        $16.226        $14.976        $12.893        $10.000
  Accumulation Unit Value at end of
   period                                $16.342        $18.371        $16.226        $14.976        $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.763             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.159             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.106        $12.472        $11.523        $10.247             --
  Accumulation Unit Value at end of
   period                                $12.536        $14.106        $12.472        $11.523             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.270        $16.161        $14.939        $13.291             --
  Accumulation Unit Value at end of
   period                                $16.228        $18.270        $16.161        $14.939             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.270        $16.161        $14.939        $12.880        $10.000
  Accumulation Unit Value at end of
   period                                $16.228        $18.270        $16.161        $14.939        $12.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.188        $16.113        $14.917        $13.290             --
  Accumulation Unit Value at end of
   period                                $16.131        $18.188        $16.113        $14.917             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.051         $5.514         $5.198         $4.893         $3.748
  Accumulation Unit Value at end of
   period                                 $6.594         $6.051         $5.514         $5.198         $4.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924            953          1,287          1,761          2,254
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.995         $5.471         $5.166         $4.870         $3.736
  Accumulation Unit Value at end of
   period                                 $6.523         $5.995         $5.471         $5.166         $4.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             18             27             36             41
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.980         $5.460         $5.157         $4.865         $3.734
  Accumulation Unit Value at end of
   period                                 $6.503         $5.980         $5.460         $5.157         $4.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.925         $5.417         $5.125         $4.842         $3.722
  Accumulation Unit Value at end of
   period                                 $6.433         $5.925         $5.417         $5.125         $4.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             10             14             15
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.925         $5.417         $5.125         $4.842         $3.722
  Accumulation Unit Value at end of
   period                                 $6.433         $5.925         $5.417         $5.125         $4.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             10             14             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.886         $5.390         $5.107         $4.927             --
  Accumulation Unit Value at end of
   period                                 $6.381         $5.886         $5.390         $5.107             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.601         $7.863        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.748         $3.601         $7.863             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,998            593             79             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.590         $7.861        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.736         $3.590         $7.861             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             12            112             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.368         $8.391             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.734         $5.368             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.358         $8.387             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.722         $5.358             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.358         $8.387             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.722         $5.358             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.886         $5.390         $5.107         $4.831         $3.719
  Accumulation Unit Value at end of
   period                                 $6.381         $5.886         $5.390         $5.107         $4.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.873         $5.381         $5.100         $4.828         $3.718
  Accumulation Unit Value at end of
   period                                 $6.364         $5.873         $5.381         $5.100         $4.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.101        $11.098        $10.531        $10.175             --
  Accumulation Unit Value at end of
   period                                $13.101        $12.101        $11.098        $10.531             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.834         $5.353         $5.082         $4.913             --
  Accumulation Unit Value at end of
   period                                 $6.313         $5.834         $5.353         $5.082             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.834         $5.353         $5.082         $4.818         $3.716
  Accumulation Unit Value at end of
   period                                 $6.313         $5.834         $5.353         $5.082         $4.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.808         $5.337         $5.074         $4.912             --
  Accumulation Unit Value at end of
   period                                 $6.275         $5.808         $5.337         $5.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,207          7,354          9,306         11,186         13,433
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.986        $17.136        $16.851        $15.618        $13.188
  Accumulation Unit Value at end of
   period                                $18.452        $17.986        $17.136        $16.851        $15.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             93            120            116            138
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.980        $17.138        $16.862        $15.636        $13.210
  Accumulation Unit Value at end of
   period                                $18.436        $17.980        $17.138        $16.862        $15.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.775        $16.968        $16.719        $15.527        $13.138
  Accumulation Unit Value at end of
   period                                $18.198        $17.775        $16.968        $16.719        $15.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             20             26             31             32

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.524             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.719             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.524             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.718             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.524             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.716             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.369        $12.532        $12.489             --
  Accumulation Unit Value at end of
   period                                $13.261        $12.663        $12.369        $12.532             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,267         17,466         19,284         22,092             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.612        $12.338        $12.520        $12.713             --
  Accumulation Unit Value at end of
   period                                $13.188        $12.612        $12.338        $12.520             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            137            115             42             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.640        $12.733             --             --             --
  Accumulation Unit Value at end of
   period                                $13.210        $12.640             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --             --
  Accumulation Unit Value at end of
   period                                $13.138             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             --             --             --             --

46                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.775        $16.968        $16.719        $15.527        $13.138
  Accumulation Unit Value at end of
   period                                $18.198        $17.775        $16.968        $16.719        $15.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             20             26             31             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.657        $16.881        $16.659        $15.752             --
  Accumulation Unit Value at end of
   period                                $18.051        $17.657        $16.881        $16.659             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.657        $16.881        $16.659        $15.494        $13.129
  Accumulation Unit Value at end of
   period                                $18.051        $17.657        $16.881        $16.659        $15.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              7              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.618        $16.852        $16.639        $15.483        $13.127
  Accumulation Unit Value at end of
   period                                $18.002        $17.618        $16.852        $16.639        $15.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.344        $10.862        $10.735        $10.165             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.344        $10.862        $10.735             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.502        $16.766        $16.579        $15.705             --
  Accumulation Unit Value at end of
   period                                $17.857        $17.502        $16.766        $16.579             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.502        $16.766        $16.579        $15.450        $13.118
  Accumulation Unit Value at end of
   period                                $17.857        $17.502        $16.766        $16.579        $15.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.423        $16.716        $16.554        $15.703             --
  Accumulation Unit Value at end of
   period                                $17.750        $17.423        $16.716        $16.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,061          5,125          5,062          3,861          2,036
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.255        $13.855        $13.311        $12.056        $10.000
  Accumulation Unit Value at end of
   period                                $16.560        $16.255        $13.855        $13.311        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             82             55             46             25

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.589        $12.700             --             --             --
  Accumulation Unit Value at end of
   period                                $13.138        $12.589             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              8             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --             --
  Accumulation Unit Value at end of
   period                                $13.129             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --             --
  Accumulation Unit Value at end of
   period                                $13.127             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488             --             --             --             --
  Accumulation Unit Value at end of
   period                                $13.118             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           47

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.226        $13.837        $13.300        $12.052        $10.000
  Accumulation Unit Value at end of
   period                                $16.521        $16.226        $13.837        $13.300        $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10              8             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.137        $13.782        $13.267        $12.040        $10.000
  Accumulation Unit Value at end of
   period                                $16.406        $16.137        $13.782        $13.267        $12.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             31             36              9              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.137        $13.782        $13.267        $12.040        $10.000
  Accumulation Unit Value at end of
   period                                $16.406        $16.137        $13.782        $13.267        $12.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             31             36              9              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.048        $13.727        $13.234        $12.108             --
  Accumulation Unit Value at end of
   period                                $16.291        $16.048        $13.727        $13.234             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.048        $13.727        $13.234        $12.028        $10.000
  Accumulation Unit Value at end of
   period                                $16.291        $16.048        $13.727        $13.234        $12.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.019        $13.708        $13.223        $12.023        $10.000
  Accumulation Unit Value at end of
   period                                $16.253        $16.019        $13.708        $13.223        $12.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              5              6              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.315        $11.406        $11.013        $10.090             --
  Accumulation Unit Value at end of
   period                                $13.497        $13.315        $11.406        $11.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.931        $13.654        $13.190        $12.090             --
  Accumulation Unit Value at end of
   period                                $16.140        $15.931        $13.654        $13.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.931        $13.654        $13.190        $12.011        $10.000
  Accumulation Unit Value at end of
   period                                $16.140        $15.931        $13.654        $13.190        $12.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.859        $13.613        $13.170        $12.088             --
  Accumulation Unit Value at end of
   period                                $16.043        $15.859        $13.613        $13.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

48                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,378          4,101          4,974          6,156          7,571
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.904        $33.157        $31.414        $29.201        $24.301
  Accumulation Unit Value at end of
   period                                $37.486        $36.904        $33.157        $31.414        $29.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             36             38             37             43
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.891        $33.162        $31.434        $29.235        $24.341
  Accumulation Unit Value at end of
   period                                $37.454        $36.891        $33.162        $31.434        $29.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              9             10             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.470        $32.833        $31.168        $29.031        $24.208
  Accumulation Unit Value at end of
   period                                $36.970        $36.470        $32.833        $31.168        $29.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              7             10              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.470        $32.833        $31.168        $29.031        $24.208
  Accumulation Unit Value at end of
   period                                $36.970        $36.470        $32.833        $31.168        $29.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              7             10              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.229        $32.665        $31.055        $29.312             --
  Accumulation Unit Value at end of
   period                                $36.671        $36.229        $32.665        $31.055             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             11             --              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.229        $32.665        $31.055        $28.969        $24.193
  Accumulation Unit Value at end of
   period                                $36.671        $36.229        $32.665        $31.055        $28.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             11             --              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.149        $32.609        $31.018        $28.949        $24.188
  Accumulation Unit Value at end of
   period                                $36.572        $36.149        $32.609        $31.018        $28.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.250        $10.711        $10.124             --
  Accumulation Unit Value at end of
   period                                $12.592        $12.458        $11.250        $10.711             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.910        $32.442        $30.905        $29.224             --
  Accumulation Unit Value at end of
   period                                $36.276        $35.910        $32.442        $30.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.276        $31.287        $33.370        $30.256             --
  Accumulation Unit Value at end of
   period                                $24.435        $28.276        $31.287        $33.370             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,257         11,419         13,483         15,126             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.163        $31.209        $33.337        $31.376             --
  Accumulation Unit Value at end of
   period                                $24.301        $28.163        $31.209        $33.337             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             49             43              5             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.224        $31.384             --             --             --
  Accumulation Unit Value at end of
   period                                $24.341        $28.224             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.208             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.111        $31.302             --             --             --
  Accumulation Unit Value at end of
   period                                $24.208        $28.111             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.193             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.188             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           49

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.910        $32.442        $30.905        $28.887        $24.173
  Accumulation Unit Value at end of
   period                                $36.276        $35.910        $32.442        $30.905        $28.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.749        $32.345        $30.859        $29.220             --
  Accumulation Unit Value at end of
   period                                $36.059        $35.749        $32.345        $30.859             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,501          9,299         11,621         14,744         18,820
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.861        $22.911        $21.330        $19.013        $14.906
  Accumulation Unit Value at end of
   period                                $30.002        $27.861        $22.911        $21.330        $19.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             79             87            100            112
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.852        $22.915        $21.344        $19.035        $14.931
  Accumulation Unit Value at end of
   period                                $29.977        $27.852        $22.915        $21.344        $19.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             12             17             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.533        $22.687        $21.163        $18.902        $14.849
  Accumulation Unit Value at end of
   period                                $29.589        $27.533        $22.687        $21.163        $18.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              5              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.533        $22.687        $21.163        $18.902        $14.849
  Accumulation Unit Value at end of
   period                                $29.589        $27.533        $22.687        $21.163        $18.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              5              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.351        $22.571        $21.087        $19.260             --
  Accumulation Unit Value at end of
   period                                $29.350        $27.351        $22.571        $21.087             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              1              2             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.351        $22.571        $21.087        $18.862        $14.839
  Accumulation Unit Value at end of
   period                                $29.350        $27.351        $22.571        $21.087        $18.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              1              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.291        $22.532        $21.061        $18.848        $14.836
  Accumulation Unit Value at end of
   period                                $29.270        $27.291        $22.532        $21.061        $18.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.426             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.173             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.527        $28.154        $40.580        $24.940             --
  Accumulation Unit Value at end of
   period                                $14.988        $19.527        $28.154        $40.580             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,035         32,035         39,251         40,918             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.449        $28.084        $40.540        $25.979             --
  Accumulation Unit Value at end of
   period                                $14.906        $19.449        $28.084        $40.540             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            168            151             22             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.491        $28.200             --             --             --
  Accumulation Unit Value at end of
   period                                $14.931        $19.491             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             18             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.295             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.849             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.414        $28.127             --             --             --
  Accumulation Unit Value at end of
   period                                $14.849        $19.414             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.294             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.839             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.294             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.836             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

50                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.482        $11.969        $11.198        $10.242             --
  Accumulation Unit Value at end of
   period                                $15.517        $14.482        $11.969        $11.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.111        $22.417        $20.985        $19.202             --
  Accumulation Unit Value at end of
   period                                $29.034        $27.111        $22.417        $20.985             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.111        $22.417        $20.985        $18.808        $14.827
  Accumulation Unit Value at end of
   period                                $29.034        $27.111        $22.417        $20.985        $18.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.989        $22.350        $20.953        $19.199             --
  Accumulation Unit Value at end of
   period                                $28.860        $26.989        $22.350        $20.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,697         26,758         35,014         45,058         55,276
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.756        $51.358        $49.441        $45.089        $35.861
  Accumulation Unit Value at end of
   period                                $54.500        $58.756        $51.358        $49.441        $45.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            292            347            392            458
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.736        $51.366        $49.473        $45.141        $35.920
  Accumulation Unit Value at end of
   period                                $54.454        $58.736        $51.366        $49.473        $45.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             33             37             39             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $58.065        $50.855        $49.055        $44.826        $35.723
  Accumulation Unit Value at end of
   period                                $53.751        $58.065        $50.855        $49.055        $44.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             33             41             45             49
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.065        $50.855        $49.055        $44.826        $35.723
  Accumulation Unit Value at end of
   period                                $53.751        $58.065        $50.855        $49.055        $44.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             33             41             45             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.681        $50.595        $48.877        $45.387             --
  Accumulation Unit Value at end of
   period                                $53.316        $57.681        $50.595        $48.877             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5             12             14             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.294             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.827             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.028        $48.663        $45.646        $40.567             --
  Accumulation Unit Value at end of
   period                                $36.059        $45.028        $48.663        $45.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,339         79,620         86,628        100,158             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.848        $48.542        $45.601        $50.800             --
  Accumulation Unit Value at end of
   period                                $35.861        $44.848        $48.542        $45.601             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                479            504            402            142             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.945        $49.117             --             --             --
  Accumulation Unit Value at end of
   period                                $35.920        $44.945             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             38             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.982             --             --             --             --
  Accumulation Unit Value at end of
   period                                $35.723             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.766        $48.989             --             --             --
  Accumulation Unit Value at end of
   period                                $35.723        $44.766             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             18             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           51

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.681        $50.595        $48.877        $44.731        $35.701
  Accumulation Unit Value at end of
   period                                $53.316        $57.681        $50.595        $48.877        $44.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5             12             14              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $57.554        $50.508        $48.818        $44.699        $35.693
  Accumulation Unit Value at end of
   period                                $53.172        $57.554        $50.508        $48.818        $44.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.870        $11.305        $10.938        $10.171             --
  Accumulation Unit Value at end of
   period                                $11.878        $12.870        $11.305        $10.938             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $57.174        $50.250        $48.641        $45.251             --
  Accumulation Unit Value at end of
   period                                $52.741        $57.174        $50.250        $48.641             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.174        $50.250        $48.641        $44.604        $35.671
  Accumulation Unit Value at end of
   period                                $52.741        $57.174        $50.250        $48.641        $44.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.917        $50.099        $48.568        $45.245             --
  Accumulation Unit Value at end of
   period                                $52.425        $56.917        $50.099        $48.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,832          2,378          2,899          3,810          4,703
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.817         $4.499         $4.379         $4.357         $3.584
  Accumulation Unit Value at end of
   period                                 $5.019         $4.817         $4.499         $4.379         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             48             69             46             48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.810         $4.495         $4.377         $4.357         $3.586
  Accumulation Unit Value at end of
   period                                 $5.009         $4.810         $4.495         $4.377         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             16             28             25             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.760         $4.455         $4.345         $4.332         $3.570
  Accumulation Unit Value at end of
   period                                 $4.950         $4.760         $4.455         $4.345         $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4             13             17

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.982             --             --             --             --
  Accumulation Unit Value at end of
   period                                $35.701             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.981             --             --             --             --
  Accumulation Unit Value at end of
   period                                $35.693             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.981             --             --             --             --
  Accumulation Unit Value at end of
   period                                $35.671             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.169         $7.701        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.600         $5.169         $7.701             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,912          5,980          5,402             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.154         $7.690        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.584         $5.154         $7.690             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             75             59             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.160         $8.077             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.586         $5.160             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             31             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.570             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --             --

52                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.760         $4.455         $4.345         $4.332         $3.570
  Accumulation Unit Value at end of
   period                                 $4.950         $4.760         $4.455         $4.345         $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4             13             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.729         $4.432         $4.329         $4.381             --
  Accumulation Unit Value at end of
   period                                 $4.910         $4.729         $4.432         $4.329             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              4              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.729         $4.432         $4.329         $4.322         $3.568
  Accumulation Unit Value at end of
   period                                 $4.910         $4.729         $4.432         $4.329         $4.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              4              5              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.719         $4.424         $4.324         $4.319         $3.567
  Accumulation Unit Value at end of
   period                                 $4.897         $4.719         $4.424         $4.324         $4.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              9             17
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.915        $10.245        $10.022        $10.156             --
  Accumulation Unit Value at end of
   period                                $11.316        $10.915        $10.245        $10.022             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.687         $4.402         $4.308         $4.368             --
  Accumulation Unit Value at end of
   period                                 $4.857         $4.687         $4.402         $4.308             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.687         $4.402         $4.308         $4.310         $3.565
  Accumulation Unit Value at end of
   period                                 $4.857         $4.687         $4.402         $4.308         $4.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.666         $4.389         $4.302         $4.367             --
  Accumulation Unit Value at end of
   period                                 $4.828         $4.666         $4.389         $4.302             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,250          4,731          6,675          8,213         10,217
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.271        $12.092        $10.821        $10.242         $8.755
  Accumulation Unit Value at end of
   period                                $12.038        $12.271        $12.092        $10.821        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            108            137            149            176

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.145         $8.064             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.570         $5.145             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             11             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.568             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.567             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.565             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.189        $14.101        $10.277        $10.849             --
  Accumulation Unit Value at end of
   period                                 $8.804        $11.189        $14.101        $10.277             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,927         16,343         19,344         12,308             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.144        $14.066        $10.267         $9.840             --
  Accumulation Unit Value at end of
   period                                 $8.755        $11.144        $14.066        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            246            228             69             --

HARTFORD LIFE INSURANCE COMPANY                                           53

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.267        $12.094        $10.828        $10.253         $8.770
  Accumulation Unit Value at end of
   period                                $12.028        $12.267        $12.094        $10.828        $10.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             17             18             22             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.974        $10.736        $10.182         $8.722
  Accumulation Unit Value at end of
   period                                $11.873        $12.126        $11.974        $10.736        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             23             27             29
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.974        $10.736        $10.182         $8.722
  Accumulation Unit Value at end of
   period                                $11.873        $12.126        $11.974        $10.736        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             23             27             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.046        $11.912        $10.697        $10.374             --
  Accumulation Unit Value at end of
   period                                $11.776        $12.046        $11.912        $10.697             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.046        $11.912        $10.697        $10.160         $8.716
  Accumulation Unit Value at end of
   period                                $11.776        $12.046        $11.912        $10.697        $10.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.020        $11.892        $10.684        $10.153         $8.714
  Accumulation Unit Value at end of
   period                                $11.745        $12.020        $11.892        $10.684        $10.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.813        $11.699        $10.522        $10.218             --
  Accumulation Unit Value at end of
   period                                $11.531        $11.813        $11.699        $10.522             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.940        $11.831        $10.646        $10.343             --
  Accumulation Unit Value at end of
   period                                $11.649        $11.940        $11.831        $10.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.940        $11.831        $10.646        $10.132         $8.709
  Accumulation Unit Value at end of
   period                                $11.649        $11.940        $11.831        $10.646        $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.887        $11.796        $10.630        $10.342             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.887        $11.796        $10.630             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.168        $12.842             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.770        $11.168             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             31             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.722             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.124        $12.808             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.722        $11.124             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.716             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.714             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.437             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.709             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

54                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,639          4,753          6,191          8,493         10,916
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.874        $31.106        $30.533        $27.940        $22.368
  Accumulation Unit Value at end of
   period                                $34.456        $33.874        $31.106        $30.533        $27.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             75             97            103            122
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.862        $31.111        $30.553        $27.972        $22.405
  Accumulation Unit Value at end of
   period                                $34.427        $33.862        $31.111        $30.553        $27.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              4              4              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.475        $30.801        $30.295        $27.777        $22.283
  Accumulation Unit Value at end of
   period                                $33.983        $33.475        $30.801        $30.295        $27.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12             14             13
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.475        $30.801        $30.295        $27.777        $22.283
  Accumulation Unit Value at end of
   period                                $33.983        $33.475        $30.801        $30.295        $27.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12             14             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.254        $30.644        $30.185        $28.196             --
  Accumulation Unit Value at end of
   period                                $33.708        $33.254        $30.644        $30.185             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.254        $30.644        $30.185        $27.718        $22.269
  Accumulation Unit Value at end of
   period                                $33.708        $33.254        $30.644        $30.185        $27.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              4              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.181        $30.592        $30.149        $27.698        $22.264
  Accumulation Unit Value at end of
   period                                $33.617        $33.181        $30.592        $30.149        $27.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.943        $11.022        $10.873        $10.171             --
  Accumulation Unit Value at end of
   period                                $12.088        $11.943        $11.022        $10.873             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.962        $30.435        $30.040        $28.111             --
  Accumulation Unit Value at end of
   period                                $33.345        $32.962        $30.435        $30.040             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.932        $22.388        $24.799        $23.742             --
  Accumulation Unit Value at end of
   period                                $22.492        $22.932        $22.388        $24.799             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,404         14,797         16,616         20,315             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.841        $22.332        $24.774        $24.985             --
  Accumulation Unit Value at end of
   period                                $22.368        $22.841        $22.332        $24.774             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            128             99             36             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.890        $23.534             --             --             --
  Accumulation Unit Value at end of
   period                                $22.405        $22.890             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.267             --             --             --             --
  Accumulation Unit Value at end of
   period                                $22.283             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.799        $23.472             --             --             --
  Accumulation Unit Value at end of
   period                                $22.283        $22.799             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.266             --             --             --             --
  Accumulation Unit Value at end of
   period                                $22.269             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.266             --             --             --             --
  Accumulation Unit Value at end of
   period                                $22.264             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           55

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.962        $30.435        $30.040        $27.639        $22.250
  Accumulation Unit Value at end of
   period                                $33.345        $32.962        $30.435        $30.040        $27.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.814        $30.344        $29.995        $28.108             --
  Accumulation Unit Value at end of
   period                                $33.145        $32.814        $30.344        $29.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,872          5,912          7,582          9,652         12,283
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.298        $26.448        $26.181        $25.391        $24.631
  Accumulation Unit Value at end of
   period                                $28.342        $27.298        $26.448        $26.181        $25.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             83            102            110            129
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.288        $26.452        $26.198        $25.420        $24.672
  Accumulation Unit Value at end of
   period                                $28.318        $27.288        $26.452        $26.198        $25.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             14             13             14             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.976        $26.189        $25.976        $25.243        $24.537
  Accumulation Unit Value at end of
   period                                $27.953        $26.976        $26.189        $25.976        $25.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             27             27             31             35
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.976        $26.189        $25.976        $25.243        $24.537
  Accumulation Unit Value at end of
   period                                $27.953        $26.976        $26.189        $25.976        $25.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             27             27             31             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.798        $26.055        $25.882        $25.442             --
  Accumulation Unit Value at end of
   period                                $27.726        $26.798        $26.055        $25.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4             11             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.798        $26.055        $25.882        $25.189        $24.521
  Accumulation Unit Value at end of
   period                                $27.726        $26.798        $26.055        $25.882        $25.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4             11              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.739        $26.010        $25.851        $25.172        $24.516
  Accumulation Unit Value at end of
   period                                $27.651        $26.739        $26.010        $25.851        $25.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.266             --             --             --             --
  Accumulation Unit Value at end of
   period                                $22.250             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.235        $21.913        $20.574        $21.305             --
  Accumulation Unit Value at end of
   period                                $24.767        $23.235        $21.913        $20.574             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,434         15,106         13,817         16,827             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.143        $21.858        $20.554        $21.164             --
  Accumulation Unit Value at end of
   period                                $24.631        $23.143        $21.858        $20.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            171            100             26             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.192        $22.097             --             --             --
  Accumulation Unit Value at end of
   period                                $24.672        $23.192             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             14             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.891             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.537             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.100        $22.039             --             --             --
  Accumulation Unit Value at end of
   period                                $24.537        $23.100             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             17             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.890             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.521             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.890             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.516             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

56                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.599        $10.320        $10.267        $10.106             --
  Accumulation Unit Value at end of
   period                                $10.949        $10.599        $10.320        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.562        $25.877        $25.757        $25.366             --
  Accumulation Unit Value at end of
   period                                $27.428        $26.562        $25.877        $25.757             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.562        $25.877        $25.757        $25.118        $24.501
  Accumulation Unit Value at end of
   period                                $27.428        $26.562        $25.877        $25.757        $25.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.443        $25.800        $25.719        $25.363             --
  Accumulation Unit Value at end of
   period                                $27.263        $26.443        $25.800        $25.719             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,247          7,581          8,988         10,921         13,173
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.379        $19.337        $17.464        $15.226        $11.998
  Accumulation Unit Value at end of
   period                                $26.071        $24.379        $19.337        $17.464        $15.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89            126            132            158            183
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.370        $19.340        $17.475        $15.244        $12.018
  Accumulation Unit Value at end of
   period                                $26.049        $24.370        $19.340        $17.475        $15.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             20             20             15             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.092        $19.147        $17.327        $15.138        $11.952
  Accumulation Unit Value at end of
   period                                $25.712        $24.092        $19.147        $17.327        $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             17             15             18             20
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.092        $19.147        $17.327        $15.138        $11.952
  Accumulation Unit Value at end of
   period                                $25.712        $24.092        $19.147        $17.327        $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             17             15             18             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.933        $19.049        $17.265        $15.350             --
  Accumulation Unit Value at end of
   period                                $25.504        $23.933        $19.049        $17.265             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              3              4              4             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.890             --             --             --             --
  Accumulation Unit Value at end of
   period                                $24.501             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.833        $18.900        $21.164        $13.403        $11.451
  Accumulation Unit Value at end of
   period                                $12.064        $14.833        $18.900        $21.164        $13.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,113         17,276         18,898         16,044         19,034
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.774        $18.853        $21.143        $14.721        $10.000
  Accumulation Unit Value at end of
   period                                $11.998        $14.774        $18.853        $21.143        $14.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            217            199             71             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.806        $18.379        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $12.018        $14.806        $18.379             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             14             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.978             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.952             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.747        $18.331        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $11.952        $14.747        $18.331             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              9             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           57

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.933        $19.049        $17.265        $15.105        $11.944
  Accumulation Unit Value at end of
   period                                $25.504        $23.933        $19.049        $17.265        $15.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              3              4              4              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.880        $19.017        $17.244        $15.095        $11.942
  Accumulation Unit Value at end of
   period                                $25.435        $23.880        $19.017        $17.244        $15.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.870        $12.651        $11.483        $10.224             --
  Accumulation Unit Value at end of
   period                                $16.887        $15.870        $12.651        $11.483             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.722        $18.920        $17.181        $15.304             --
  Accumulation Unit Value at end of
   period                                $25.229        $23.722        $18.920        $17.181             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.722        $18.920        $17.181        $15.063        $11.934
  Accumulation Unit Value at end of
   period                                $25.229        $23.722        $18.920        $17.181        $15.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.616        $18.863        $17.155        $15.302             --
  Accumulation Unit Value at end of
   period                                $25.078        $23.616        $18.863        $17.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,159          7,161          7,801          8,822          9,254
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.194        $19.252        $17.102        $14.317        $10.509
  Accumulation Unit Value at end of
   period                                $25.559        $24.194        $19.252        $17.102        $14.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             98             98             89             74
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.185        $19.255        $17.113        $14.334        $10.526
  Accumulation Unit Value at end of
   period                                $25.537        $24.185        $19.255        $17.113        $14.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             14             11             10              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.909        $19.064        $16.968        $14.234        $10.468
  Accumulation Unit Value at end of
   period                                $25.207        $23.909        $19.064        $16.968        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             17             18             18

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.978             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.944             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.978             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.942             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.977             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.934             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $15.868        $15.876        $12.922             --
  Accumulation Unit Value at end of
   period                                $10.567        $12.413        $15.868        $15.876             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,021         12,808         14,447         14,449             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.363        $15.829        $15.861        $14.490             --
  Accumulation Unit Value at end of
   period                                $10.509        $12.363        $15.829        $15.861             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             83             60             24             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.390        $15.361             --             --             --
  Accumulation Unit Value at end of
   period                                $10.526        $12.390             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.682             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.468             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --

58                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.909        $19.064        $16.968        $14.234        $10.468
  Accumulation Unit Value at end of
   period                                $25.207        $23.909        $19.064        $16.968        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             17             18             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.751        $18.966        $16.907        $14.419             --
  Accumulation Unit Value at end of
   period                                $25.003        $23.751        $18.966        $16.907             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             20              4              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.751        $18.966        $16.907        $14.204        $10.462
  Accumulation Unit Value at end of
   period                                $25.003        $23.751        $18.966        $16.907        $14.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             20              4              4              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.699        $18.934        $16.886        $14.193        $10.460
  Accumulation Unit Value at end of
   period                                $24.936        $23.699        $18.934        $16.886        $14.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.734        $13.383        $11.948        $10.204             --
  Accumulation Unit Value at end of
   period                                $17.590        $16.734        $13.383        $11.948             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              5              5              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.542        $18.837        $16.825        $14.376             --
  Accumulation Unit Value at end of
   period                                $24.734        $23.542        $18.837        $16.825             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.542        $18.837        $16.825        $14.163        $10.453
  Accumulation Unit Value at end of
   period                                $24.734        $23.542        $18.837        $16.825        $14.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.436        $18.781        $16.800        $14.374             --
  Accumulation Unit Value at end of
   period                                $24.586        $23.436        $18.781        $16.800             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,046          3,481          3,692          3,944          4,801
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.423        $13.997        $11.982        $10.709         $8.142
  Accumulation Unit Value at end of
   period                                $19.475        $17.423        $13.997        $11.982        $10.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             46             48             43             52

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.340        $15.321             --             --             --
  Accumulation Unit Value at end of
   period                                $10.468        $12.340             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.462             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.460             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.681             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.453             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.593        $13.611        $22.468        $11.226             --
  Accumulation Unit Value at end of
   period                                 $8.187         $9.593        $13.611        $22.468             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,822          7,716         10,072          8,347             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.555        $13.577        $22.445        $12.423             --
  Accumulation Unit Value at end of
   period                                 $8.142         $9.555        $13.577        $22.445             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             66             59             16             --

HARTFORD LIFE INSURANCE COMPANY                                           59

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.417        $13.999        $11.989        $10.722         $8.155
  Accumulation Unit Value at end of
   period                                $19.459        $17.417        $13.999        $11.989        $10.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              3              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.218        $13.860        $11.888        $10.647         $8.110
  Accumulation Unit Value at end of
   period                                $19.207        $17.218        $13.860        $11.888        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10              7              8
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.218        $13.860        $11.888        $10.647         $8.110
  Accumulation Unit Value at end of
   period                                $19.207        $17.218        $13.860        $11.888        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10              7              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.105        $13.789        $11.845        $10.693             --
  Accumulation Unit Value at end of
   period                                $19.052        $17.105        $13.789        $11.845             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.105        $13.789        $11.845        $10.624         $8.105
  Accumulation Unit Value at end of
   period                                $19.052        $17.105        $13.789        $11.845        $10.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.067        $13.765        $11.831        $10.617         $8.104
  Accumulation Unit Value at end of
   period                                $19.000        $17.067        $13.765        $11.831        $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.128        $13.021        $11.202        $10.127             --
  Accumulation Unit Value at end of
   period                                $17.937        $16.128        $13.021        $11.202             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.954        $13.695        $11.788        $10.661             --
  Accumulation Unit Value at end of
   period                                $18.847        $16.954        $13.695        $11.788             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.954        $13.695        $11.788        $10.594         $8.098
  Accumulation Unit Value at end of
   period                                $18.847        $16.954        $13.695        $11.788        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.878        $13.654        $11.770        $10.660             --
  Accumulation Unit Value at end of
   period                                $18.734        $16.878        $13.654        $11.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.576        $13.169             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.155         $9.576             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.110             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.538        $13.135             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.110         $9.538             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.105             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.217             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.104             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.216             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.098             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

60                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,114         10,865         13,742         16,783         20,471
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.053         $9.827         $9.154         $8.222         $6.562
  Accumulation Unit Value at end of
   period                                $10.349        $11.053         $9.827         $9.154         $8.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                221            292            359            400            451
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.049         $9.828         $9.160         $8.231         $6.573
  Accumulation Unit Value at end of
   period                                $10.340        $11.049         $9.828         $9.160         $8.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             35             41             56             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.923         $9.730         $9.082         $8.174         $6.537
  Accumulation Unit Value at end of
   period                                $10.207        $10.923         $9.730         $9.082         $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             25             29             34             44
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.923         $9.730         $9.082         $8.174         $6.537
  Accumulation Unit Value at end of
   period                                $10.207        $10.923         $9.730         $9.082         $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             25             29             34             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.851         $9.681         $9.049         $8.326             --
  Accumulation Unit Value at end of
   period                                $10.124        $10.851         $9.681         $9.049             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9              9             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.851         $9.681         $9.049         $8.156         $6.533
  Accumulation Unit Value at end of
   period                                $10.124        $10.851         $9.681         $9.049         $8.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9              9              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.827         $9.664         $9.038         $8.151         $6.531
  Accumulation Unit Value at end of
   period                                $10.097        $10.827         $9.664         $9.038         $8.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.257        $11.846        $11.090        $10.217             --
  Accumulation Unit Value at end of
   period                                $12.351        $13.257        $11.846        $11.090             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.755         $9.615         $9.005         $8.301             --
  Accumulation Unit Value at end of
   period                                $10.015        $10.755         $9.615         $9.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.767        $11.793        $14.669        $11.432             --
  Accumulation Unit Value at end of
   period                                 $6.598         $8.767        $11.793        $14.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,848         33,076         37,893         30,741             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.732        $11.764        $14.655        $12.179             --
  Accumulation Unit Value at end of
   period                                 $6.562         $8.732        $11.764        $14.655             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            627            584            228             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.751        $11.752             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.573         $8.751             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             65             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.128             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.537             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.716        $11.721             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.537         $8.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             18             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.128             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.533             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.127             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.531             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           61

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.755         $9.615         $9.005         $8.133         $6.527
  Accumulation Unit Value at end of
   period                                $10.015        $10.755         $9.615         $9.005         $8.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.707         $9.586         $8.992         $8.300             --
  Accumulation Unit Value at end of
   period                                 $9.955        $10.707         $9.586         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,896          2,015          1,326            693
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.374        $16.181        $14.581        $12.794        $10.000
  Accumulation Unit Value at end of
   period                                $18.450        $18.374        $16.181        $14.581        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             36             30             18             13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.340        $16.160        $14.569        $12.790        $10.000
  Accumulation Unit Value at end of
   period                                $18.407        $18.340        $16.160        $14.569        $12.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.239        $16.095        $14.533        $12.777        $10.000
  Accumulation Unit Value at end of
   period                                $18.279        $18.239        $16.095        $14.533        $12.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.239        $16.095        $14.533        $12.777        $10.000
  Accumulation Unit Value at end of
   period                                $18.279        $18.239        $16.095        $14.533        $12.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.139        $16.031        $14.496        $12.954             --
  Accumulation Unit Value at end of
   period                                $18.151        $18.139        $16.031        $14.496             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              4              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.139        $16.031        $14.496        $12.764        $10.000
  Accumulation Unit Value at end of
   period                                $18.151        $18.139        $16.031        $14.496        $12.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              4              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.106        $16.010        $14.484        $12.760        $10.000
  Accumulation Unit Value at end of
   period                                $18.109        $18.106        $16.010        $14.484        $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.127             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.527             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

62                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.135        $12.511        $11.330        $10.139             --
  Accumulation Unit Value at end of
   period                                $14.123        $14.135        $12.511        $11.330             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $15.946        $14.448        $12.934             --
  Accumulation Unit Value at end of
   period                                $17.983        $18.007        $15.946        $14.448             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $15.946        $14.448        $12.747        $10.000
  Accumulation Unit Value at end of
   period                                $17.983        $18.007        $15.946        $14.448        $12.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.926        $15.898        $14.426        $12.933             --
  Accumulation Unit Value at end of
   period                                $17.875        $17.926        $15.898        $14.426             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             54,602         52,280         54,112         71,282        128,493
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.745         $1.693         $1.673         $1.684         $1.697
  Accumulation Unit Value at end of
   period                                 $1.805         $1.745         $1.693         $1.673         $1.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,126            776            547            715          1,249
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.744         $1.694         $1.674         $1.686         $1.700
  Accumulation Unit Value at end of
   period                                 $1.803         $1.744         $1.694         $1.674         $1.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             11             18             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.677         $1.660         $1.674         $1.691
  Accumulation Unit Value at end of
   period                                 $1.780         $1.724         $1.677         $1.660         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             44            102            402            465
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.677         $1.660         $1.674         $1.691
  Accumulation Unit Value at end of
   period                                 $1.780         $1.724         $1.677         $1.660         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             44            102            402            465
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.668         $1.654         $1.669             --
  Accumulation Unit Value at end of
   period                                 $1.766         $1.713         $1.668         $1.654             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --              7             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.663         $1.591         $1.538             --
  Accumulation Unit Value at end of
   period                                 $1.707         $1.706         $1.663         $1.591             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            228,352        244,882        179,303        266,227             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.659         $1.589         $1.555             --
  Accumulation Unit Value at end of
   period                                 $1.697         $1.699         $1.659         $1.589             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,493          2,111          2,321            377             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.669             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.700         $1.703             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            122             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.691             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                519             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.696         $1.665             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.691         $1.696             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                519            573             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           63

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.668         $1.654         $1.671         $1.690
  Accumulation Unit Value at end of
   period                                 $1.766         $1.713         $1.668         $1.654         $1.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --              7             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.709         $1.665         $1.652         $1.669         $1.689
  Accumulation Unit Value at end of
   period                                 $1.761         $1.709         $1.665         $1.652         $1.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.205         $9.955         $9.886         $9.988             --
  Accumulation Unit Value at end of
   period                                $10.505        $10.205         $9.955         $9.886             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.657         $1.646         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.747         $1.698         $1.657         $1.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.657         $1.646         $1.666         $1.688
  Accumulation Unit Value at end of
   period                                 $1.747         $1.698         $1.657         $1.646         $1.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.652         $1.644         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.736         $1.690         $1.652         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,785         13,936         18,236         24,382         31,644
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.589        $22.015        $20.266        $18.615        $14.247
  Accumulation Unit Value at end of
   period                                $24.624        $23.589        $22.015        $20.266        $18.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            102            123            150            177
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.581        $22.018        $20.279        $18.636        $14.270
  Accumulation Unit Value at end of
   period                                $24.603        $23.581        $22.018        $20.279        $18.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              7             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.311        $21.799        $20.108        $18.506        $14.192
  Accumulation Unit Value at end of
   period                                $24.285        $23.311        $21.799        $20.108        $18.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8             15             19             21

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.690             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.689             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.688             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.841        $30.190        $41.424        $24.805             --
  Accumulation Unit Value at end of
   period                                $14.325        $20.841        $30.190        $41.424             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,838         53,656         63,956         62,624             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.758        $30.114        $41.383        $26.455             --
  Accumulation Unit Value at end of
   period                                $14.247        $20.758        $30.114        $41.383             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            253            256             59             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.803        $33.354             --             --             --
  Accumulation Unit Value at end of
   period                                $14.270        $20.803             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.297             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.192             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --

64                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.311        $21.799        $20.108        $18.506        $14.192
  Accumulation Unit Value at end of
   period                                $24.285        $23.311        $21.799        $20.108        $18.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8             15             19             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.157        $21.688        $20.035        $18.929             --
  Accumulation Unit Value at end of
   period                                $24.089        $23.157        $21.688        $20.035             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.157        $21.688        $20.035        $18.467        $14.183
  Accumulation Unit Value at end of
   period                                $24.089        $23.157        $21.688        $20.035        $18.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.106        $21.651        $20.011        $18.454        $14.180
  Accumulation Unit Value at end of
   period                                $24.024        $23.106        $21.651        $20.011        $18.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.685        $10.811        $10.228             --
  Accumulation Unit Value at end of
   period                                $12.940        $12.458        $11.685        $10.811             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.953        $21.540        $19.938        $18.872             --
  Accumulation Unit Value at end of
   period                                $23.829        $22.953        $21.540        $19.938             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.953        $21.540        $19.938        $18.415        $14.171
  Accumulation Unit Value at end of
   period                                $23.829        $22.953        $21.540        $19.938        $18.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.850        $21.475        $19.908        $18.870             --
  Accumulation Unit Value at end of
   period                                $23.686        $22.850        $21.475        $19.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.195        $19.355        $18.494        $16.199        $12.364
  Accumulation Unit Value at end of
   period                                $20.876        $22.195        $19.355        $18.494        $16.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,792         10,051         12,737         14,071         14,950
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.941        $19.163        $18.337        $16.086        $12.296
  Accumulation Unit Value at end of
   period                                $20.606        $21.941        $19.163        $18.337        $16.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            122            143            127            123

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.720        $33.267             --             --             --
  Accumulation Unit Value at end of
   period                                $14.192        $20.720             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.183             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.180             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.171             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.828        $14.513        $12.014        $12.151             --
  Accumulation Unit Value at end of
   period                                $12.364        $14.828        $14.513        $12.014             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,840         17,623         12,045         12,278             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.769        $14.477        $12.002        $13.957             --
  Accumulation Unit Value at end of
   period                                $12.296        $14.769        $14.477        $12.002             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            156             58             20             --

HARTFORD LIFE INSURANCE COMPANY                                           65

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.933        $19.166        $18.349        $16.105        $12.317
  Accumulation Unit Value at end of
   period                                $20.589        $21.933        $19.166        $18.349        $16.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             26             30             22             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.683        $18.975        $18.194        $15.992        $12.249
  Accumulation Unit Value at end of
   period                                $20.323        $21.683        $18.975        $18.194        $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             25             26             31             28
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.683        $18.975        $18.194        $15.992        $12.249
  Accumulation Unit Value at end of
   period                                $20.323        $21.683        $18.975        $18.194        $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             25             26             31             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.540        $18.878        $18.128        $16.189             --
  Accumulation Unit Value at end of
   period                                $20.158        $21.540        $18.878        $18.128             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             25             26             25             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.540        $18.878        $18.128        $15.958        $12.241
  Accumulation Unit Value at end of
   period                                $20.158        $21.540        $18.878        $18.128        $15.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             25             26             25              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.492        $18.846        $18.106        $15.947        $12.239
  Accumulation Unit Value at end of
   period                                $20.104        $21.492        $18.846        $18.106        $15.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.455        $11.810        $11.358        $10.157             --
  Accumulation Unit Value at end of
   period                                $12.573        $13.455        $11.810        $11.358             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.350        $18.750        $18.041        $16.141             --
  Accumulation Unit Value at end of
   period                                $19.941        $21.350        $18.750        $18.041             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.350        $18.750        $18.041        $15.913        $12.231
  Accumulation Unit Value at end of
   period                                $19.941        $21.350        $18.750        $18.041        $15.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.254        $18.693        $18.013        $16.139             --
  Accumulation Unit Value at end of
   period                                $19.822        $21.254        $18.693        $18.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.800        $14.615             --             --             --
  Accumulation Unit Value at end of
   period                                $12.317        $14.800             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             12             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.249             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.741        $14.577             --             --             --
  Accumulation Unit Value at end of
   period                                $12.249        $14.741             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             17             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.241             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.239             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.231             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

66                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.604         $5.944         $5.576         $5.188         $3.870
  Accumulation Unit Value at end of
   period                                 $7.350         $6.604         $5.944         $5.576         $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,453          2,632          3,512          4,720          6,211
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.528         $5.884         $5.529         $5.152         $3.849
  Accumulation Unit Value at end of
   period                                 $7.255         $6.528         $5.884         $5.529         $5.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            120            154            239            211
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.526         $5.885         $5.533         $5.158         $3.856
  Accumulation Unit Value at end of
   period                                 $7.249         $6.526         $5.885         $5.533         $5.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              8             11              7              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.827         $5.486         $5.122         $3.834
  Accumulation Unit Value at end of
   period                                 $7.155         $6.451         $5.827         $5.486         $5.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9              9             10             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.827         $5.486         $5.122         $3.834
  Accumulation Unit Value at end of
   period                                 $7.155         $6.451         $5.827         $5.486         $5.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9              9             10             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.409         $5.797         $5.466         $5.223             --
  Accumulation Unit Value at end of
   period                                 $7.097         $6.409         $5.797         $5.466             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.409         $5.797         $5.466         $5.111         $3.832
  Accumulation Unit Value at end of
   period                                 $7.097         $6.409         $5.797         $5.466         $5.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              1             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.394         $5.787         $5.459         $5.108         $3.831
  Accumulation Unit Value at end of
   period                                 $7.078         $6.394         $5.787         $5.459         $5.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.392        $11.226        $10.601        $10.143             --
  Accumulation Unit Value at end of
   period                                $13.703        $12.392        $11.226        $10.601             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.352         $5.757         $5.440         $5.207             --
  Accumulation Unit Value at end of
   period                                 $7.021         $6.352         $5.757         $5.440             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.777        $10.765        $22.292         $9.980             --
  Accumulation Unit Value at end of
   period                                 $3.870         $5.777        $10.765        $22.292             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,659          8,763          9,835          5,012             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.754        $10.738        $22.270        $11.045             --
  Accumulation Unit Value at end of
   period                                 $3.849         $5.754        $10.738        $22.270             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            245            205             45             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.767        $11.919             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.856         $5.767             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.834             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.744        $11.888             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.834         $5.744             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.832             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.831             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           67

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.352         $5.757         $5.440         $5.097         $3.829
  Accumulation Unit Value at end of
   period                                 $7.021         $6.352         $5.757         $5.440         $5.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.324         $5.740         $5.432         $5.206             --
  Accumulation Unit Value at end of
   period                                 $6.979         $6.324         $5.740         $5.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,060          2,731          3,682          5,113          6,474
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.967        $12.707        $12.261        $11.553         $9.335
  Accumulation Unit Value at end of
   period                                $13.866        $13.967        $12.707        $12.261        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             77             96            107            115
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.962        $12.709        $12.269        $11.566         $9.350
  Accumulation Unit Value at end of
   period                                $13.854        $13.962        $12.709        $12.269        $11.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             17             21             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.802        $12.583        $12.165        $11.485         $9.299
  Accumulation Unit Value at end of
   period                                $13.675        $13.802        $12.583        $12.165        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             18             19             23             24
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.802        $12.583        $12.165        $11.485         $9.299
  Accumulation Unit Value at end of
   period                                $13.675        $13.802        $12.583        $12.165        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             18             19             23             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.518        $12.121        $11.561             --
  Accumulation Unit Value at end of
   period                                $13.564        $13.711        $12.518        $12.121             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.518        $12.121        $11.461         $9.293
  Accumulation Unit Value at end of
   period                                $13.564        $13.711        $12.518        $12.121        $11.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              4              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.681        $12.497        $12.107        $11.453         $9.291
  Accumulation Unit Value at end of
   period                                $13.528        $13.681        $12.497        $12.107        $11.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.588             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.829             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.213        $15.218        $15.712        $12.497             --
  Accumulation Unit Value at end of
   period                                 $9.386        $12.213        $15.218        $15.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,998          9,462          8,335          4,978             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.164        $15.180        $15.696        $13.682             --
  Accumulation Unit Value at end of
   period                                 $9.335        $12.164        $15.180        $15.696             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            178            128             65             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.190        $15.828             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.350        $12.190             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             22             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.474             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.299             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.142        $15.786             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.299        $12.142             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             17             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.474             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.293             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.474             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.291             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

68                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.920        $10.900        $10.570        $10.095             --
  Accumulation Unit Value at end of
   period                                $11.775        $11.920        $10.900        $10.570             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $12.433        $12.063        $11.527             --
  Accumulation Unit Value at end of
   period                                $13.418        $13.590        $12.433        $12.063             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $12.433        $12.063        $11.428         $9.285
  Accumulation Unit Value at end of
   period                                $13.418        $13.590        $12.433        $12.063        $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.529        $12.396        $12.045        $11.525             --
  Accumulation Unit Value at end of
   period                                $13.338        $13.529        $12.396        $12.045             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,290          4,823          6,397          8,120          8,747
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.616        $22.991        $21.762        $17.466        $11.821
  Accumulation Unit Value at end of
   period                                $22.936        $26.616        $22.991        $21.762        $17.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             89            107            138            126
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.607        $22.995        $21.776        $17.486        $11.840
  Accumulation Unit Value at end of
   period                                $22.916        $26.607        $22.995        $21.776        $17.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             32             37             36             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.303        $22.766        $21.592        $17.364        $11.775
  Accumulation Unit Value at end of
   period                                $22.620        $26.303        $22.766        $21.592        $17.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             21             27             30
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.303        $22.766        $21.592        $17.364        $11.775
  Accumulation Unit Value at end of
   period                                $22.620        $26.303        $22.766        $21.592        $17.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             21             27             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.129        $22.650        $21.514        $18.031             --
  Accumulation Unit Value at end of
   period                                $22.437        $26.129        $22.650        $21.514             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             23             22             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.473             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.285             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.711        $12.598        $10.251        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.886        $14.711        $12.598        $10.251             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,857          8,798          2,707            676             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.652        $12.566        $10.241        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.821        $14.652        $12.566        $10.241             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            112             65              6             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.684        $13.085             --             --             --
  Accumulation Unit Value at end of
   period                                $11.840        $14.684             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             11             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.775             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.625        $13.051             --             --             --
  Accumulation Unit Value at end of
   period                                $11.775        $14.625             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           69

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.129        $22.650        $21.514        $17.327        $11.768
  Accumulation Unit Value at end of
   period                                $22.437        $26.129        $22.650        $21.514        $17.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             23             22             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.072        $22.611        $21.488        $17.315        $11.765
  Accumulation Unit Value at end of
   period                                $22.377        $26.072        $22.611        $21.488        $17.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $12.814        $12.190        $10.230             --
  Accumulation Unit Value at end of
   period                                $12.656        $14.760        $12.814        $12.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.899        $22.495        $21.410        $17.977             --
  Accumulation Unit Value at end of
   period                                $22.195        $25.899        $22.495        $21.410             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.899        $22.495        $21.410        $17.278        $11.758
  Accumulation Unit Value at end of
   period                                $22.195        $25.899        $22.495        $21.410        $17.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.783        $22.428        $21.378        $17.975             --
  Accumulation Unit Value at end of
   period                                $22.063        $25.783        $22.428        $21.378             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,407         13,466         18,161         21,935         24,535
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.585        $12.293        $11.980        $11.216         $9.707
  Accumulation Unit Value at end of
   period                                $13.528        $13.585        $12.293        $11.980        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            239            324            323            335
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.580        $12.295        $11.988        $11.229         $9.723
  Accumulation Unit Value at end of
   period                                $13.517        $13.580        $12.295        $11.988        $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             40             43             42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.173        $11.887        $11.151         $9.670
  Accumulation Unit Value at end of
   period                                $13.342        $13.425        $12.173        $11.887        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             83            101             82             74

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.768             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.765             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.791             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.758             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.898        $10.063        $21.492             --
  Accumulation Unit Value at end of
   period                                 $9.760        $10.826        $10.898        $10.063             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,071         19,770         14,689         14,825             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.871        $10.053        $10.984             --
  Accumulation Unit Value at end of
   period                                 $9.707        $10.782        $10.871        $10.053             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                363            343            255            110             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.806        $10.916             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.723        $10.806             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             22             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.670             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --

70                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.173        $11.887        $11.151         $9.670
  Accumulation Unit Value at end of
   period                                $13.342        $13.425        $12.173        $11.887        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             83            101             82             74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $12.111        $11.844        $11.242             --
  Accumulation Unit Value at end of
   period                                $13.234        $13.336        $12.111        $11.844             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              1              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $12.111        $11.844        $11.127         $9.664
  Accumulation Unit Value at end of
   period                                $13.234        $13.336        $12.111        $11.844        $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              1              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.307        $12.090        $11.829        $11.119         $9.662
  Accumulation Unit Value at end of
   period                                $13.199        $13.307        $12.090        $11.829        $11.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.952        $10.871        $10.647        $10.120             --
  Accumulation Unit Value at end of
   period                                $11.844        $11.952        $10.871        $10.647             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.219        $12.028        $11.787        $11.208             --
  Accumulation Unit Value at end of
   period                                $13.092        $13.219        $12.028        $11.787             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.219        $12.028        $11.787        $11.096         $9.655
  Accumulation Unit Value at end of
   period                                $13.092        $13.219        $12.028        $11.787        $11.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.159        $11.992        $11.769        $11.207             --
  Accumulation Unit Value at end of
   period                                $13.013        $13.159        $11.992        $11.769             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,076          4,893          6,239          7,562          9,178
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.548        $23.572        $21.974        $18.313        $14.878
  Accumulation Unit Value at end of
   period                                $34.984        $29.548        $23.572        $21.974        $18.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             50             63             66             76

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.763        $10.887             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.670        $10.763             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             13             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.664             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.662             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.655             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.919        $25.946        $22.360        $22.826             --
  Accumulation Unit Value at end of
   period                                $14.960        $19.919        $25.946        $22.360             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,416         15,072         16,906         19,114             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.839        $25.882        $22.338        $22.609             --
  Accumulation Unit Value at end of
   period                                $14.878        $19.839        $25.882        $22.338             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             90             69             18             --

HARTFORD LIFE INSURANCE COMPANY                                           71

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.538        $23.575        $21.989        $18.334        $14.903
  Accumulation Unit Value at end of
   period                                $34.954        $29.538        $23.575        $21.989        $18.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8              8             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.200        $23.341        $21.803        $18.206        $14.821
  Accumulation Unit Value at end of
   period                                $34.503        $29.200        $23.341        $21.803        $18.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              3              5              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.200        $23.341        $21.803        $18.206        $14.821
  Accumulation Unit Value at end of
   period                                $34.503        $29.200        $23.341        $21.803        $18.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              3              5              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.007        $23.222        $21.724        $18.472             --
  Accumulation Unit Value at end of
   period                                $34.224        $29.007        $23.222        $21.724             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.007        $23.222        $21.724        $18.167        $14.812
  Accumulation Unit Value at end of
   period                                $34.224        $29.007        $23.222        $21.724        $18.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.943        $23.182        $21.698        $18.154        $14.809
  Accumulation Unit Value at end of
   period                                $34.131        $28.943        $23.182        $21.698        $18.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.894        $12.743        $11.939        $10.166             --
  Accumulation Unit Value at end of
   period                                $18.725        $15.894        $12.743        $11.939             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.752        $23.063        $21.619        $18.417             --
  Accumulation Unit Value at end of
   period                                $33.855        $28.752        $23.063        $21.619             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.752        $23.063        $21.619        $18.116        $14.800
  Accumulation Unit Value at end of
   period                                $33.855        $28.752        $23.063        $21.619        $18.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.623        $22.994        $21.587        $18.414             --
  Accumulation Unit Value at end of
   period                                $33.653        $28.623        $22.994        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.882        $24.960             --             --             --
  Accumulation Unit Value at end of
   period                                $14.903        $19.882             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              9             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.821             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.803        $24.895             --             --             --
  Accumulation Unit Value at end of
   period                                $14.821        $19.803             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.812             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.809             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.975             --             --             --             --
  Accumulation Unit Value at end of
   period                                $14.800             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

72                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.438        $15.767        $14.215        $12.124         $9.215
  Accumulation Unit Value at end of
   period                                $16.870        $16.438        $15.767        $14.215        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,976          5,467          7,353          9,369         11,313
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.250        $15.610        $14.095        $12.039         $9.164
  Accumulation Unit Value at end of
   period                                $16.652        $16.250        $15.610        $14.095        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             87            135            114            133
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.244        $15.612        $14.104        $12.053         $9.179
  Accumulation Unit Value at end of
   period                                $16.638        $16.244        $15.612        $14.104        $12.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             42             45             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.058        $15.457        $13.984        $11.969         $9.129
  Accumulation Unit Value at end of
   period                                $16.423        $16.058        $15.457        $13.984        $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             15             16             18             15
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.058        $15.457        $13.984        $11.969         $9.129
  Accumulation Unit Value at end of
   period                                $16.423        $16.058        $15.457        $13.984        $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             15             16             18             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.952        $15.378        $13.934        $12.319             --
  Accumulation Unit Value at end of
   period                                $16.290        $15.952        $15.378        $13.934             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              5              3              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.952        $15.378        $13.934        $11.943         $9.123
  Accumulation Unit Value at end of
   period                                $16.290        $15.952        $15.378        $13.934        $11.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              5              3              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.917        $15.352        $13.917        $11.935         $9.121
  Accumulation Unit Value at end of
   period                                $16.246        $15.917        $15.352        $13.917        $11.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.271        $12.812        $11.627        $10.293             --
  Accumulation Unit Value at end of
   period                                $13.532        $13.271        $12.812        $11.627             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.812        $15.273        $13.867        $12.282             --
  Accumulation Unit Value at end of
   period                                $16.115        $15.812        $15.273        $13.867             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.422        $20.439        $21.587        $14.316             --
  Accumulation Unit Value at end of
   period                                 $9.215        $13.422        $20.439        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,188         17,371         20,369         14,524             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.369        $20.388        $21.566        $15.604             --
  Accumulation Unit Value at end of
   period                                 $9.164        $13.369        $20.388        $21.566             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            181            175             36             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.398        $21.206             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.179        $13.398             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             43             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.129             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.344        $21.151             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.129        $13.344             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.123             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.121             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           73

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.812        $15.273        $13.867        $11.909         $9.116
  Accumulation Unit Value at end of
   period                                $16.115        $15.812        $15.273        $13.867        $11.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.741        $15.227        $13.846        $12.281             --
  Accumulation Unit Value at end of
   period                                $16.018        $15.741        $15.227        $13.846             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,907         12,132         16,443         22,445         28,507
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.786        $52.640        $50.466        $48.657        $39.483
  Accumulation Unit Value at end of
   period                                $57.066        $54.786        $52.640        $50.466        $48.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            117            149            177            207
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.767        $52.648        $50.499        $48.713        $39.548
  Accumulation Unit Value at end of
   period                                $57.017        $54.767        $52.648        $50.499        $48.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             14             20             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.141        $52.124        $50.071        $48.374        $39.331
  Accumulation Unit Value at end of
   period                                $56.281        $54.141        $52.124        $50.071        $48.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             16             20             23
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.141        $52.124        $50.071        $48.374        $39.331
  Accumulation Unit Value at end of
   period                                $56.281        $54.141        $52.124        $50.071        $48.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             16             20             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.783        $51.857        $49.890        $49.267             --
  Accumulation Unit Value at end of
   period                                $55.825        $53.783        $51.857        $49.890             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              9              9             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.783        $51.857        $49.890        $48.271        $39.306
  Accumulation Unit Value at end of
   period                                $55.825        $53.783        $51.857        $49.890        $48.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              9              9              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.665        $51.769        $49.829        $48.237        $39.298
  Accumulation Unit Value at end of
   period                                $55.674        $53.665        $51.769        $49.829        $48.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.765             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.116             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.656        $71.280        $86.479        $55.426             --
  Accumulation Unit Value at end of
   period                                $39.701        $54.656        $71.280        $86.479             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,829         44,335         51,763         52,779             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.437        $71.102        $86.393        $60.816             --
  Accumulation Unit Value at end of
   period                                $39.483        $54.437        $71.102        $86.393             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                235            287            257             72             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.555        $72.251             --             --             --
  Accumulation Unit Value at end of
   period                                $39.548        $54.555             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             24             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.140             --             --             --             --
  Accumulation Unit Value at end of
   period                                $39.331             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.337        $72.062             --             --             --
  Accumulation Unit Value at end of
   period                                $39.331        $54.337             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.139             --             --             --             --
  Accumulation Unit Value at end of
   period                                $39.306             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $38.139             --             --             --             --
  Accumulation Unit Value at end of
   period                                $39.298             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

74                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.100        $10.718        $10.327        $10.212             --
  Accumulation Unit Value at end of
   period                                $11.504        $11.100        $10.718        $10.327             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.310        $51.504        $49.649        $49.119             --
  Accumulation Unit Value at end of
   period                                $55.223        $53.310        $51.504        $49.649             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.310        $51.504        $49.649        $48.134        $39.273
  Accumulation Unit Value at end of
   period                                $55.223        $53.310        $51.504        $49.649        $48.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.071        $51.350        $49.574        $49.113             --
  Accumulation Unit Value at end of
   period                                $54.893        $53.071        $51.350        $49.574             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.138             --             --             --             --
  Accumulation Unit Value at end of
   period                                $39.273             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Ten (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's man-agement. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above pre-sent fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insur-ance Company Separate Account Ten as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   PUTNAM AMERICAN
                                 PUTNAM MID          GOVERNMENT
                                  CAP VALUE            INCOME
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,406,284           3,225,546
   Class IB                           214,018             331,696
   Other class                             --                  --
                                =============       =============
  Cost:
   Class IA                       $18,093,340         $35,597,647
   Class IB                         3,035,267           3,890,870
   Other class                             --                  --
                                =============       =============
  Market Value:
   Class IA                       $23,133,370         $37,835,660
   Class IB                         3,499,192           3,877,528
   Other class                             --                  --
 Due from Hartford Life
  Insurance Company                        --                  --
 Receivable from fund shares
  sold                                154,365              20,733
 Other assets                              --                  --
                                -------------       -------------
 Total Assets                      26,786,927          41,733,921
                                -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   154,365              20,733
 Payable for fund shares
  purchased                                --                  --
 Other liabilities                         --                  --
                                -------------       -------------
 Total Liabilities                    154,365              20,733
                                -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $26,632,562         $41,713,188
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM CAPITAL            PUTNAM DIVERSIFIED             PUTNAM GLOBAL
                                     APPRECIATION                   INCOME                  ASSET ALLOCATION
                                     SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              1,029,906                    13,339,857                   6,848,040
   Class IB                                151,015                     1,265,558                     129,077
   Other class                                  --                            --                          --
                                    ==============            ==================            ================
  Cost:
   Class IA                             $7,553,121                  $134,447,393                 $76,839,826
   Class IB                              1,116,544                    10,998,909                   1,793,949
   Other class                                  --                            --                          --
                                    ==============            ==================            ================
  Market Value:
   Class IA                             $8,517,320                  $117,390,739                $115,731,875
   Class IB                              1,236,819                    11,010,354                   2,186,571
   Other class                                  --                            --                          --
 Due from Hartford Life
  Insurance Company                             --                            --                          --
 Receivable from fund shares
  sold                                      11,197                       232,114                      62,874
 Other assets                                   --                             1                          --
                                    --------------            ------------------            ----------------
 Total Assets                            9,765,336                   128,633,208                 117,981,320
                                    --------------            ------------------            ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         11,197                       232,114                      62,874
 Payable for fund shares
  purchased                                     --                            --                          --
 Other liabilities                              --                            --                          --
                                    --------------            ------------------            ----------------
 Total Liabilities                          11,197                       232,114                      62,874
                                    --------------            ------------------            ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $9,754,139                  $128,401,094                $117,918,446
                                    ==============            ==================            ================

                               PUTNAM GLOBAL   PUTNAM GROWTH        PUTNAM GROWTH
                                  EQUITY        AND INCOME          OPPORTUNITIES
                                SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                       13,601,981       47,919,108           1,292,932
   Class IB                          173,277          783,462             355,029
   Other class                            --               --                  --
                               =============  ===============       =============
  Cost:
   Class IA                     $150,683,608     $715,856,887         $13,585,669
   Class IB                        2,195,073       17,346,863           2,086,365
   Other class                            --               --                  --
                               =============  ===============       =============
  Market Value:
   Class IA                     $198,724,942   $1,115,556,845          $7,214,559
   Class IB                        2,509,054       18,113,638           1,959,761
   Other class                            --               --                  --
 Due from Hartford Life
  Insurance Company                       --               --                  --
 Receivable from fund shares
  sold                               101,665        1,113,077              27,378
 Other assets                             --                1                  --
                               -------------  ---------------       -------------
 Total Assets                    201,335,661    1,134,783,561           9,201,698
                               -------------  ---------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                  101,665        1,113,077              27,378
 Payable for fund shares
  purchased                               --               --                  --
 Other liabilities                        --               --                  --
                               -------------  ---------------       -------------
 Total Liabilities                   101,665        1,113,077              27,378
                               -------------  ---------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities          $201,233,996   $1,133,670,484          $9,174,320
                               =============  ===============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     PUTNAM HEALTH
                                       SCIENCES               PUTNAM HIGH YIELD
                                      SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              2,618,211                   14,738,231
   Class IB                                149,722                      520,140
   Other class                                  --                           --
                                     =============            =================
  Cost:
   Class IA                            $26,208,388                 $157,185,692
   Class IB                              1,774,531                    3,903,706
   Other class                                  --                           --
                                     =============            =================
  Market Value:
   Class IA                            $35,319,663                 $109,947,205
   Class IB                              2,007,777                    3,843,835
   Other class                                  --                           --
 Due from Hartford Life
  Insurance Company                             --                           --
 Receivable from fund shares
  sold                                      17,582                      100,715
 Other assets                                    1                            1
                                     -------------            -----------------
 Total Assets                           37,345,023                  113,891,756
                                     -------------            -----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         17,581                      100,715
 Payable for fund shares
  purchased                                     --                           --
 Other liabilities                              --                           --
                                     -------------            -----------------
 Total Liabilities                          17,581                      100,715
                                     -------------            -----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $37,327,442                 $113,791,041
                                     =============            =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PUTNAM
                                                        INTERNATIONAL     PUTNAM
                                                         GROWTH AND    INTERNATIONAL
                                    PUTNAM INCOME          INCOME         EQUITY
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            14,922,889           6,335,339      6,725,717
   Class IB                             1,404,441             519,890        755,303
   Other class                                 --                  --             --
                                    =============       =============  =============
  Cost:
   Class IA                          $163,325,154         $72,926,815    $80,493,428
   Class IB                            17,772,523           6,886,423      9,963,946
   Other class                                 --                  --             --
                                    =============       =============  =============
  Market Value:
   Class IA                          $189,222,239        $105,166,628   $128,528,460
   Class IB                            17,681,919           8,567,799     14,320,545
   Other class                                 --                  --             --
 Due from Hartford Life
  Insurance Company                            --                  --             --
 Receivable from fund shares
  sold                                    228,564              65,033        128,149
 Other assets                                   2                  --             --
                                    -------------       -------------  -------------
 Total Assets                         207,132,724         113,799,460    142,977,154
                                    -------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       228,564              65,033        128,149
 Payable for fund shares
  purchased                                    --                  --             --
 Other liabilities                             --                   1              2
                                    -------------       -------------  -------------
 Total Liabilities                        228,564              65,034        128,151
                                    -------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $206,904,160        $113,734,426   $142,849,003
                                    =============       =============  =============


                                         PUTNAM
                                    INTERNATIONAL NEW                                   PUTNAM MONEY
                                      OPPORTUNITIES              PUTNAM INVESTORS          MARKET
                                       SUB-ACCOUNT                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 2,644,319                   7,464,889        105,250,145
   Class IB                                    88,408                     970,108          5,736,035
   Other class                                     --                          --                 --
                                    =================            ================       ============
  Cost:
   Class IA                               $28,448,040                 $75,259,700       $105,250,145
   Class IB                                 1,349,454                   8,813,451          5,736,035
   Other class                                     --                          --                 --
                                    =================            ================       ============
  Market Value:
   Class IA                               $54,446,526                 $86,592,713       $105,250,145
   Class IB                                 1,810,605                  11,195,049          5,736,035
   Other class                                     --                          --                 --
 Due from Hartford Life
  Insurance Company                                --                          --                 --
 Receivable from fund shares
  sold                                         17,524                     183,772             65,308
 Other assets                                       1                          --                138
                                    -----------------            ----------------       ------------
 Total Assets                              56,274,656                  97,971,534        111,051,626
                                    -----------------            ----------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            17,524                     183,772             65,308
 Payable for fund shares
  purchased                                        --                          --                 --
 Other liabilities                                 --                          --                 --
                                    -----------------            ----------------       ------------
 Total Liabilities                             17,524                     183,772             65,308
                                    -----------------            ----------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                    $56,257,132                 $97,787,762       $110,986,318
                                    =================            ================       ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 PUTNAM NEW
                                OPPORTUNITIES       PUTNAM NEW VALUE
                                 SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        11,033,549              6,270,245
   Class IB                           406,157                536,936
   Other class                             --                     --
                                =============       ================
  Cost:
   Class IA                      $130,590,270            $69,088,293
   Class IB                         7,915,005              7,439,273
   Other class                             --                     --
                                =============       ================
  Market Value:
   Class IA                      $237,772,980            $98,756,372
   Class IB                         8,606,466              8,386,940
   Other class                             --                     --
 Due from Hartford Life
  Insurance Company                        --                     --
 Receivable from fund shares
  sold                                272,576                 84,697
 Other assets                              --                      1
                                -------------       ----------------
 Total Assets                     246,652,022            107,228,010
                                -------------       ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   272,577                 84,697
 Payable for fund shares
  purchased                                --                     --
 Other liabilities                         --                     --
                                -------------       ----------------
 Total Liabilities                    272,577                 84,697
                                -------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                    $246,379,445           $107,143,313
                                =============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM OTC &                                    PUTNAM SMALL
                                    EMERGING GROWTH            PUTNAM RESEARCH        CAP VALUE
                                      SUB-ACCOUNT                SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               2,148,700                  1,760,924          3,584,754
   Class IB                                 161,909                    272,687            307,160
   Other class                                   --                         --                 --
                                    ===============            ===============       ============
  Cost:
   Class IA                             $22,694,036                $21,083,689        $43,519,973
   Class IB                               1,371,862                  2,917,304          5,565,016
   Other class                                   --                         --                 --
                                    ===============            ===============       ============
  Market Value:
   Class IA                             $17,898,674                $23,261,803        $67,931,088
   Class IB                               1,322,800                  3,583,116          5,759,256
   Other class                                   --                         --                 --
 Due from Hartford Life
  Insurance Company                              --                         --                 --
 Receivable from fund shares
  sold                                       36,337                     32,240             54,252
 Other assets                                     1                         --                  1
                                    ---------------            ---------------       ------------
 Total Assets                            19,257,812                 26,877,159         73,744,597
                                    ---------------            ---------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          36,337                     32,240             54,252
 Payable for fund shares
  purchased                                      --                         --                 --
 Other liabilities                               --                          1                 --
                                    ---------------            ---------------       ------------
 Total Liabilities                           36,337                     32,241             54,252
                                    ---------------            ---------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $19,221,475                $26,844,918        $73,690,345
                                    ===============            ===============       ============

                                      PUTNAM THE              PUTNAM UTILITIES
                                    GEORGE PUTNAM                GROWTH AND
                                    FUND OF BOSTON                 INCOME            PUTNAM VISTA
                                     SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              7,820,886                   7,767,934          4,037,902
   Class IB                                633,312                     111,072            255,921
   Other class                                  --                          --                 --
                                    ==============            ================       ============
  Cost:
   Class IA                            $78,928,289                 $82,222,923        $42,684,864
   Class IB                              6,666,920                   1,598,148          3,822,782
   Other class                                  --                          --                 --
                                    ==============            ================       ============
  Market Value:
   Class IA                            $86,420,790                $163,359,651        $62,870,136
   Class IB                              6,960,103                   2,324,746          3,905,354
   Other class                                  --                          --                 --
 Due from Hartford Life
  Insurance Company                             --                          --                 --
 Receivable from fund shares
  sold                                     143,793                      36,516             33,274
 Other assets                                   --                          --                  1
                                    --------------            ----------------       ------------
 Total Assets                           93,524,686                 165,720,913         66,808,765
                                    --------------            ----------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        143,793                      36,516             33,274
 Payable for fund shares
  purchased                                     --                          --                 --
 Other liabilities                               1                          --                 --
                                    --------------            ----------------       ------------
 Total Liabilities                         143,794                      36,516             33,274
                                    --------------            ----------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $93,380,892                $165,684,397        $66,775,491
                                    ==============            ================       ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                                               PUTNAM DISCOVERY
                                     PUTNAM VOYAGER                 GROWTH
                                      SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              16,302,509                   1,084,351
   Class IB                                 415,413                     165,970
   Other class                                   --                          --
                                     ==============            ================
  Cost:
   Class IA                            $255,646,138                  $5,371,755
   Class IB                              11,674,683                     711,183
   Other class                                   --                          --
                                     ==============            ================
  Market Value:
   Class IA                            $521,517,285                  $6,560,324
   Class IB                              13,181,064                     985,865
   Other class                                   --                          --
 Due from Hartford Life
  Insurance Company                              --                     129,186
 Receivable from fund shares
  sold                                      441,299                          --
 Other assets                                    --                          --
                                     --------------            ----------------
 Total Assets                           535,139,648                   7,675,375
                                     --------------            ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         441,298                          --
 Payable for fund shares
  purchased                                      --                     129,186
 Other liabilities                                4                          --
                                     --------------            ----------------
 Total Liabilities                          441,302                     129,186
                                     --------------            ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $534,698,346                  $7,546,189
                                     ==============            ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            LEGG MASON
                                                                                        PARTNERS VARIABLE
                                    PUTNAM CAPITAL            PUTNAM EQUITY                CAPITAL AND
                                    OPPORTUNITIES                INCOME                  INCOME PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (A)(B)(C)
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                534,160                2,682,906                              --
   Class IB                                 60,716                  313,408                              --
   Other class                                  --                       --                           6,885
                                    ==============            =============            ====================
  Cost:
   Class IA                             $7,394,428              $32,893,703                              --
   Class IB                                838,988                3,876,724                              --
   Other class                                  --                       --                         $99,298
                                    ==============            =============            ====================
  Market Value:
   Class IA                             $7,745,327              $40,404,561                              --
   Class IB                                873,098                4,691,723                              --
   Other class                                  --                       --                         $85,447
 Due from Hartford Life
  Insurance Company                             --                       --                              --
 Receivable from fund shares
  sold                                       3,825                    4,261                              13
 Other assets                                   --                       --                              --
                                    --------------            -------------            --------------------
 Total Assets                            8,622,250               45,100,545                          85,460
                                    --------------            -------------            --------------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3,825                    4,261                              13
 Payable for fund shares
  purchased                                     --                       --                              --
 Other liabilities                              --                       --                              --
                                    --------------            -------------            --------------------
 Total Liabilities                           3,825                    4,261                              13
                                    --------------            -------------            --------------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $8,618,425              $45,096,284                         $85,447
                                    ==============            =============            ====================

                                        LEGG MASON                   LEGG MASON
                                    PARTNERS VARIABLE             PARTNERS VARIABLE                LEGG MASON
                                       FUNDAMENTAL                GLOBAL HIGH YIELD             PARTNERS VARIABLE
                                     VALUE PORTFOLIO               BOND PORTFOLIO              INVESTORS PORTFOLIO
                                    SUB-ACCOUNT (C)(D)               SUB-ACCOUNT                   SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                           --                             --
   Class IB                                         --                           --                             --
   Other class                                  35,872                       12,161                         25,447
                                    ==================            =================            ===================
  Cost:
   Class IA                                         --                           --                             --
   Class IB                                         --                           --                             --
   Other class                                $858,454                     $111,028                       $351,439
                                    ==================            =================            ===================
  Market Value:
   Class IA                                         --                           --                             --
   Class IB                                         --                           --                             --
   Other class                                $778,067                     $110,061                       $420,379
 Due from Hartford Life
  Insurance Company                                 --                           --                             --
 Receivable from fund shares
  sold                                             153                           16                             94
 Other assets                                        1                           --                             --
                                    ------------------            -----------------            -------------------
 Total Assets                                  778,221                      110,077                        420,473
                                    ------------------            -----------------            -------------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                                153                           16                             94
 Payable for fund shares
  purchased                                         --                           --                             --
 Other liabilities                                  --                           --                             --
                                    ------------------            -----------------            -------------------
 Total Liabilities                                 153                           16                             94
                                    ------------------            -----------------            -------------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                        $778,068                     $110,061                       $420,379
                                    ==================            =================            ===================

(a) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(b) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(c)  From inception April 27, 2007 to December 31, 2007.

(d) Effective April 27, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNITS
                                            OWNED BY         MINIMUM UNIT                  MAXIMUM UNIT             CONTRACT
                                          PARTICIPANTS       FAIR VALUE #                  FAIR VALUE #            LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA             1,242,930          $18.151179        to          $18.973925              $23,087,626
Putnam Mid Cap Value -- Class IB               193,792           17.494560        to           18.756747                3,499,192
Putnam American Government Income --
 Class IA                                    2,702,341           13.491258        to           14.500800               37,798,567
Putnam American Government Income --
 Class IB                                      286,729           12.304103        to           14.055307                3,837,628
Putnam Capital Appreciation -- Class IA        895,410            9.160202        to            9.775127                8,469,472
Putnam Capital Appreciation -- Class IB        136,520            8.694537        to            9.504807                1,236,820
Putnam Diversified Income -- Class IA        6,262,800           15.652363        to           21.989761              117,007,865
Putnam Diversified Income -- Class IB          701,817           13.692163        to           18.758480               10,920,339
Putnam Global Asset Allocation -- Class
 IA                                          3,034,056           12.591556        to           37.975916              115,177,259
Putnam Global Asset Allocation -- Class
 IB                                            140,973           10.883414        to           38.251654                2,109,634
Putnam Global Equity -- Class IA             6,508,938           11.208235        to           30.394453              197,800,568
Putnam Global Equity -- Class IB               257,303            6.545157        to           30.496021                2,509,054
Putnam Growth and Income -- Class IA        20,137,313           11.877787        to           55.213022            1,110,511,683
Putnam Growth and Income -- Class IB           852,284           11.099975        to           55.377892               18,096,342
Putnam Growth Opportunities -- Class IA      1,420,906            4.950304        to            5.263646                7,214,106
Putnam Growth Opportunities -- Class IB        420,156            4.245328        to            5.093338                1,959,094
Putnam Health Sciences -- Class IA           2,896,530           11.649498        to           13.315442               35,311,442
Putnam Health Sciences -- Class IB             188,265            8.171512        to           12.037443                2,002,643
Putnam High Yield -- Class IA                3,147,850           14.922313        to           34.906966              109,360,912
Putnam High Yield -- Class IB                  199,137           12.684478        to           34.937139                3,839,087
Putnam Income -- Class IA                    6,588,484           10.949160        to           28.712765              188,290,828
Putnam Income -- Class IB                    1,063,284           12.365943        to           28.804688               17,605,033
Putnam International Growth and Income
 -- Class IA                                 4,054,235           17.590240        to           28.905911              104,897,481
Putnam International Growth and Income
 -- Class IB                                   461,269           15.691907        to           25.973269                8,567,799
Putnam International Equity -- Class IA      4,878,449           16.876357        to           26.411759              128,388,849
Putnam International Equity -- Class IB      1,008,465           10.662396        to           26.515767               14,272,737
Putnam International New Opportunities
 -- Class IA                                 2,757,149           13.796492        to           22.026583               54,379,164
Putnam International New Opportunities
 -- Class IB                                   183,720            7.260857        to           19.451048                1,810,604
Putnam Investors -- Class IA                 8,270,750            0.909068        to           10.484397               86,452,412
Putnam Investors -- Class IB                 1,400,430            6.784258        to           10.514075               11,179,092
Putnam Money Market -- Class IA             57,645,810            1.202504        to           11.878582              105,073,216
Putnam Money Market -- Class IB              4,168,189            1.019909        to            1.833779                5,736,030
Putnam New Opportunities -- Class IA         9,521,012            9.000721        to           30.908037              237,319,841
Putnam New Opportunities -- Class IB         1,219,230            4.604174        to           24.998246                8,604,882
Putnam New Value -- Class IA                 4,721,445           18.684705        to           23.301713               98,521,440
Putnam New Value -- Class IB                   457,908           14.724732        to           20.922826                8,386,940
Putnam OTC & Emerging Growth -- Class
 IA                                          2,437,004            5.520668        to            7.350101               17,894,918
Putnam OTC & Emerging Growth -- Class
 IB                                            421,817            2.222334        to            7.380758                1,322,800
Putnam Research -- Class IA                  1,657,764           10.965040        to           14.047121               23,237,183
Putnam Research -- Class IB                    371,721            8.441452        to           14.098310                3,577,741
Putnam Small Cap Value -- Class IA           2,921,380           12.655674        to           25.512681               67,846,765
Putnam Small Cap Value -- Class IB             269,841           19.203583        to           23.310484                5,742,056
Putnam The George Putnam Fund of Boston
 -- Class IA                                 6,290,823           13.013483        to           14.380828               86,181,251
Putnam The George Putnam Fund of Boston
 -- Class IB                                   511,811           12.282903        to           14.175361                6,954,804
Putnam Utilities Growth and Income --
 Class IA                                    4,587,364           16.168930        to           37.802907              162,494,345
Putnam Utilities Growth and Income --
 Class IB                                      111,055           13.128762        to           34.951032                2,324,746

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             UNITS
                                            OWNED BY         MINIMUM UNIT                  MAXIMUM UNIT             CONTRACT
                                          PARTICIPANTS       FAIR VALUE #                  FAIR VALUE #            LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista -- Class IA                     3,729,657          $11.116369        to          $16.869999              $62,799,492
Putnam Vista -- Class IB                       480,622            5.591717        to           16.631589                3,905,354
Putnam Voyager -- Class IA                   9,018,333            9.530293        to           57.812217              519,214,257
Putnam Voyager -- Class IB                   1,441,660            5.487114        to           57.986135               13,144,415
Putnam Discovery Growth -- Class IA            994,337            6.312531        to           13.100601                6,560,324
Putnam Discovery Growth -- Class IB            155,950            6.110869        to            6.642701                  985,865
Putnam Capital Opportunities -- Class
 IA                                            460,440           12.535501        to           17.122554                7,712,598
Putnam Capital Opportunities -- Class
 IB                                             53,784           15.762954        to           16.900331                  873,098
Putnam Equity Income -- Class IA             2,421,771           16.253388        to           17.029850               40,378,112
Putnam Equity Income -- Class IB               289,521           15.653414        to           16.816424                4,691,723
Legg Mason Partners Variable Capital and
 Income
 Portfolio -- Class I                            8,528           10.009280        to           10.019402                   85,447
Legg Mason Partners Variable Fundamental
 Value
 Portfolio -- Class I                           78,862            9.855315        to            9.866295                  778,068
Legg Mason Partners Variable Global High
 Yield Bond Portfolio -- Class I                68,534            1.605919        to            1.605919                  110,061
Legg Mason Partners Variable Investors
 Portfolio -- Class I                          283,086            1.467299        to            1.485115                  420,379
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD (BY SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                 2,462           18.579661        to           18.579661                   45,744
Putnam American Government Income --
 Class IA                                        2,651           13.993497        to           13.993497                   37,093
Putnam American Government Income --
 Class IB                                        2,948           13.535349        to           13.535349                   39,900
Putnam Capital Appreciation -- Class IA          5,055            9.464904        to            9.464904                   47,847
Putnam Diversified Income -- Class IA           20,482           18.693235        to           18.693235                  382,875
Putnam Diversified Income -- Class IB            4,917           18.306710        to           18.306710                   90,015
Putnam Global Asset Allocation -- Class
 IA                                             14,604           37.975916        to           37.975916                  554,616
Putnam Global Asset Allocation -- Class
 IB                                              6,627           11.609201        to           11.609201                   76,937
Putnam Global Equity -- Class IA                30,413           30.394453        to           30.394453                  924,374
Putnam Growth and Income -- Class IA            91,376           55.213022        to           55.213022                5,045,163
Putnam Growth and Income -- Class IB             1,132           13.038638        to           54.043966                   17,296
Putnam Growth Opportunities -- Class IA             89            5.079321        to            5.079321                      453
Putnam Growth Opportunities -- Class IB            142            4.687307        to            4.687307                      667
Putnam Health Sciences -- Class IA                 674           12.195588        to           12.195588                    8,223
Putnam Health Sciences -- Class IB                 547            9.387261        to            9.387261                    5,134
Putnam High Yield -- Class IA                   16,796           34.906966        to           34.906966                  586,294
Putnam High Yield -- Class IB                      139           34.095799        to           34.095799                    4,748
Putnam Income -- Class IA                       32,439           28.712765        to           28.712765                  931,414
Putnam Income -- Class IB                        2,727           28.110835        to           28.197642                   76,885
Putnam International Growth and Income
 -- Class IA                                    10,395           25.892847        to           25.892847                  269,146
Putnam International Equity -- Class IA          5,286           26.411759        to           26.411759                  139,610
Putnam International Equity -- Class IB          3,947           12.111020        to           12.111020                   47,807
Putnam International New Opportunities
 -- Class IA                                     3,414           19.729830        to           19.729830                   67,364
Putnam Investors -- Class IA                    13,487            9.203441        to           10.484397                  140,300
Putnam Investors -- Class IB                     1,999            7.076741        to           10.260818                   15,958
Putnam Money Market -- Class IA                 96,842            1.828470        to            1.828470                  177,072
Putnam New Opportunities -- Class IA            18,164           24.946391        to           24.946391                  453,138

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNITS
                                            OWNED BY         MINIMUM UNIT                  MAXIMUM UNIT             CONTRACT
                                          PARTICIPANTS       FAIR VALUE #                  FAIR VALUE #            LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities -- Class IB               299           $5.299897        to           $5.299897                   $1,584
Putnam New Value -- Class IA                    11,254           20.875515        to           20.875515                  234,933
Putnam OTC & Emerging Growth -- Class
 IA                                                511            7.350101        to            7.350101                    3,757
Putnam Research -- Class IA                      1,753           14.047121        to           14.047121                   24,619
Putnam Research -- Class IB                        610            8.805408        to            8.805408                    5,375
Putnam Small Cap Value -- Class IA               3,629           23.235536        to           23.235536                   84,324
Putnam Small Cap Value -- Class IB                 792           21.704369        to           21.704369                   17,200
Putnam The George Putnam Fund of Boston
 -- Class IA                                    17,478           13.705346        to           13.705346                  239,539
Putnam The George Putnam Fund of Boston
 -- Class IB                                       375           14.135785        to           14.135785                    5,298
Putnam Utilities Growth and Income --
 Class IA                                       24,415           35.441262        to           35.441262                  865,306
Putnam Vista -- Class IA                         4,188           16.869999        to           16.869999                   70,645
Putnam Voyager -- Class IA                      39,836           57.812217        to           57.812217                2,303,025
Putnam Voyager -- Class IB                       5,465            6.206190        to           56.589258                   36,649
Putnam Capital Opportunities -- Class
 IA                                              1,952           16.766742        to           16.766742                   32,729
Putnam Equity Income -- Class IA                 1,586           16.675956        to           16.675956                   26,449

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                       PUTNAM AMERICAN
                                 PUTNAM MID               GOVERNMENT
                                  CAP VALUE                 INCOME
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $542,137              $2,307,654
                                -------------            ------------
EXPENSE:
 Mortality and expense and
  administrative charges             (468,736)               (618,061)
                                -------------            ------------
  Net investment income (loss)         73,401               1,689,593
                                -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               190,727                (121,536)
 Net realized gain on
  distributions                     2,727,840                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,675,626)              1,320,790
                                -------------            ------------
  Net gain (loss) on
   investments                        242,941               1,199,254
                                -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $316,342              $2,888,847
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM CAPITAL         PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                INCOME              ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $48,253               $7,389,032                 $946,524
                                    -------------            -------------            -------------
EXPENSE:
 Mortality and expense and
  administrative charges                 (184,029)              (2,011,959)              (1,835,185)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                (135,776)               5,377,073                 (888,661)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   502,832               (4,132,347)               6,665,359
 Net realized gain on
  distributions                         1,001,099                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,253,602)               2,489,281               (3,211,728)
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                           (749,671)              (1,643,066)               3,453,631
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(885,447)              $3,734,007               $2,564,970
                                    =============            =============            =============

                                    PUTNAM GLOBAL        PUTNAM GROWTH             PUTNAM GROWTH
                                       EQUITY             AND INCOME               OPPORTUNITIES
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,070,824           $22,426,694                  $28,807
                                    -------------       ---------------            -------------
EXPENSE:
 Mortality and expense and
  administrative charges               (3,086,703)          (19,520,267)                (146,517)
                                    -------------       ---------------            -------------
  Net investment income
   (loss)                               1,984,121             2,906,427                 (117,710)
                                    -------------       ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,974,794            43,081,979               (2,419,133)
 Net realized gain on
  distributions                                --           215,119,616                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,184,985          (344,237,505)               2,966,300
                                    -------------       ---------------            -------------
  Net gain (loss) on
   investments                         15,159,779           (86,035,910)                 547,167
                                    -------------       ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,143,900          $(83,129,483)                $429,457
                                    =============       ===============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     PUTNAM HEALTH
                                       SCIENCES             PUTNAM HIGH YIELD
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $524,583               $11,051,068
                                     -------------            --------------
EXPENSE:
 Mortality and expense and
  administrative charges                  (645,573)               (1,866,390)
                                     -------------            --------------
  Net investment income (loss)            (120,990)                9,184,678
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,047,581               (13,822,931)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,162,723)                7,467,000
                                     -------------            --------------
  Net gain (loss) on
   investments                            (115,142)               (6,355,931)
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(236,132)               $2,828,747
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            PUTNAM
                                                        INTERNATIONAL            PUTNAM
                                                          GROWTH AND         INTERNATIONAL
                                    PUTNAM INCOME           INCOME               EQUITY
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,392,158           $2,395,475           $4,766,908
                                    -------------       --------------       --------------
EXPENSE:
 Mortality and expense and
  administrative charges               (3,210,685)          (1,764,008)          (2,251,588)
                                    -------------       --------------       --------------
  Net investment income
   (loss)                               9,181,473              631,467            2,515,320
                                    -------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,448,808            2,624,679            4,577,071
 Net realized gain on
  distributions                                --           22,259,560           19,374,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,098,227)         (18,489,224)         (15,337,059)
                                    -------------       --------------       --------------
  Net gain (loss) on
   investments                           (649,419)           6,395,015            8,614,591
                                    -------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,532,054           $7,026,482          $11,129,911
                                    =============       ==============       ==============


                                       PUTNAM
                                 INTERNATIONAL NEW                                   PUTNAM MONEY
                                   OPPORTUNITIES          PUTNAM INVESTORS              MARKET
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $581,039                 $712,908               $5,226,652
                                    ------------            -------------            -------------
EXPENSE:
 Mortality and expense and
  administrative charges                (779,421)              (1,744,144)              (1,496,280)
                                    ------------            -------------            -------------
  Net investment income
   (loss)                               (198,382)              (1,031,236)               3,730,372
                                    ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,413,895                3,309,818                       --
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,599,000               (8,926,002)                      --
                                    ------------            -------------            -------------
  Net gain (loss) on
   investments                         6,012,895               (5,616,184)                      --
                                    ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,814,513              $(6,647,420)              $3,730,372
                                    ============            =============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 PUTNAM NEW
                                OPPORTUNITIES           PUTNAM NEW VALUE
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $454,906                $1,854,740
                                -------------            --------------
EXPENSE:
 Mortality and expense and
  administrative charges           (3,921,808)               (1,931,625)
                                -------------            --------------
  Net investment income (loss)     (3,466,902)                  (76,885)
                                -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            21,276,317                 7,112,517
 Net realized gain on
  distributions                            --                13,060,471
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,316,884)              (26,538,569)
                                -------------            --------------
  Net gain (loss) on
   investments                     16,959,433                (6,365,581)
                                -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $13,492,531               $(6,442,466)
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM OTC &                                PUTNAM SMALL
                                   EMERGING GROWTH         PUTNAM RESEARCH       CAP VALUE
                                     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $217,265             $870,236
                                    -------------            -----------       --------------
EXPENSE:
 Mortality and expense and
  administrative charges                 (289,589)              (466,717)          (1,506,766)
                                    -------------            -----------       --------------
  Net investment income
   (loss)                                (289,589)              (249,452)            (636,530)
                                    -------------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,148,767)               732,890            8,308,411
 Net realized gain on
  distributions                                --                     --           12,846,314
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,521,954               (305,116)         (32,813,007)
                                    -------------            -----------       --------------
  Net gain (loss) on
   investments                          2,373,187                427,774          (11,658,282)
                                    -------------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,083,598               $178,322         $(12,294,812)
                                    =============            ===========       ==============

                                      PUTNAM THE             PUTNAM UTILITIES
                                    GEORGE PUTNAM               GROWTH AND
                                    FUND OF BOSTON                INCOME           PUTNAM VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,533,057                $3,257,108                $ --
                                    --------------            --------------       -------------
EXPENSE:
 Mortality and expense and
  administrative charges                (1,600,053)               (2,334,670)         (1,103,186)
                                    --------------            --------------       -------------
  Net investment income
   (loss)                                1,933,004                   922,438          (1,103,186)
                                    --------------            --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,871,555                10,314,087           4,999,349
 Net realized gain on
  distributions                         11,257,269                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (14,691,853)               16,856,863          (1,323,200)
                                    --------------            --------------       -------------
  Net gain (loss) on
   investments                          (1,563,029)               27,170,950           3,676,149
                                    --------------            --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $369,975               $28,093,388          $2,572,963
                                    ==============            ==============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                                            PUTNAM DISCOVERY
                                     PUTNAM VOYAGER              GROWTH
                                      SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $198,120                   $ --
                                     --------------            -----------
EXPENSE:
 Mortality and expense and
  administrative charges                 (8,412,421)               (96,599)
                                     --------------            -----------
  Net investment income (loss)           (8,214,301)               (96,599)
                                     --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  57,177,507                259,895
 Net realized gain on
  distributions                                  --                542,111
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,818,611)              (205,896)
                                     --------------            -----------
  Net gain (loss) on
   investments                           34,358,896                596,110
                                     --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $26,144,595               $499,511
                                     ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           LEGG MASON
                                                                                       PARTNERS VARIABLE
                                   PUTNAM CAPITAL            PUTNAM EQUITY                CAPITAL AND
                                    OPPORTUNITIES               INCOME                  INCOME PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)(B)(C)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $15,688                 $724,312                          $2,012
                                    -------------            -------------            --------------------
EXPENSE:
 Mortality and expense and
  administrative charges                 (165,880)                (691,417)                         (1,328)
                                    -------------            -------------            --------------------
  Net investment income
   (loss)                                (150,192)                  32,895                             684
                                    -------------            -------------            --------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (150,303)                 231,851                          16,445
 Net realized gain on
  distributions                           821,608                3,169,734                          14,326
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,670,956)              (2,518,265)                        (28,405)
                                    -------------            -------------            --------------------
  Net gain (loss) on
   investments                           (999,651)                 883,320                           2,366
                                    -------------            -------------            --------------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,149,843)                $916,215                          $3,050
                                    =============            =============            ====================

                                        LEGG MASON                   LEGG MASON
                                    PARTNERS VARIABLE             PARTNERS VARIABLE                LEGG MASON
                                       FUNDAMENTAL                GLOBAL HIGH YIELD             PARTNERS VARIABLE
                                     VALUE PORTFOLIO               BOND PORTFOLIO              INVESTORS PORTFOLIO
                                    SUB-ACCOUNT (C)(D)               SUB-ACCOUNT                   SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $12,734                       $8,158                         $5,363
                                    ------------------            -----------------            -------------------
EXPENSE:
 Mortality and expense and
  administrative charges                       (13,121)                      (1,648)                        (6,984)
                                    ------------------            -----------------            -------------------
  Net investment income
   (loss)                                         (387)                       6,510                         (1,621)
                                    ------------------            -----------------            -------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        186,261                          309                         18,351
 Net realized gain on
  distributions                                 89,834                          530                         11,776
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 (272,246)                      (8,826)                       (14,348)
                                    ------------------            -----------------            -------------------
  Net gain (loss) on
   investments                                   3,849                       (7,987)                        15,779
                                    ------------------            -----------------            -------------------
  Net increase (decrease) in
   net assets resulting from
   operations                                   $3,462                      $(1,477)                       $14,158
                                    ==================            =================            ===================

(a) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(b) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(c)  From inception April 27, 2007 to December 31, 2007.

(d) Effective April 27, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        PUTNAM AMERICAN
                                 PUTNAM MID                GOVERNMENT
                                  CAP VALUE                  INCOME
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $73,401                $1,689,593
 Net realized gain (loss) on
  security transactions               190,727                  (121,536)
 Net realized gain on
  distributions                     2,727,840                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,675,626)                1,320,790
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          316,342                 2,888,847
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            227,638                   587,754
 Net transfers                      1,106,602                 2,278,838
 Surrenders for benefit
  payments and fees                (6,298,683)              (10,834,602)
 Net annuity transactions              (3,546)                  (15,667)
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,967,989)               (7,983,677)
                                -------------            --------------
 Net increase (decrease) in
  net assets                       (4,651,647)               (5,094,830)
NET ASSETS:
 Beginning of year                 31,284,209                46,808,018
                                -------------            --------------
 End of year                      $26,632,562               $41,713,188
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM CAPITAL          PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                 INCOME               ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,776)               $5,377,073                 $(888,661)
 Net realized gain (loss) on
  security transactions                   502,832                (4,132,347)                6,665,359
 Net realized gain on
  distributions                         1,001,099                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,253,602)                2,489,281                (3,211,728)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (885,447)                3,734,007                 2,564,970
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 16,454                   660,020                   703,210
 Net transfers                           (568,935)                2,060,514                 1,084,784
 Surrenders for benefit
  payments and fees                    (2,792,928)              (30,550,395)              (24,401,810)
 Net annuity transactions                 (10,646)                 (111,819)                  (59,046)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,356,055)              (27,941,680)              (22,672,862)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (4,241,502)              (24,207,673)              (20,107,892)
NET ASSETS:
 Beginning of year                     13,995,641               152,608,767               138,026,338
                                    -------------            --------------            --------------
 End of year                           $9,754,139              $128,401,094              $117,918,446
                                    =============            ==============            ==============

                               PUTNAM GLOBAL         PUTNAM GROWTH              PUTNAM GROWTH
                                   EQUITY              AND INCOME               OPPORTUNITIES
                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,984,121             $2,906,427                $(117,710)
 Net realized gain (loss) on
  security transactions             3,974,794             43,081,979               (2,419,133)
 Net realized gain on
  distributions                            --            215,119,616                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      11,184,985           (344,237,505)               2,966,300
                               --------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       17,143,900            (83,129,483)                 429,457
                               --------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                            871,227              5,172,814                   71,745
 Net transfers                        923,060            (41,773,490)                (261,278)
 Surrenders for benefit
  payments and fees               (38,140,804)          (273,114,674)              (2,126,339)
 Net annuity transactions            (221,805)              (922,205)                     (32)
                               --------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (36,568,322)          (310,637,555)              (2,315,904)
                               --------------       ----------------            -------------
 Net increase (decrease) in
  net assets                      (19,424,422)          (393,767,038)              (1,886,447)
NET ASSETS:
 Beginning of year                220,658,418          1,527,437,522               11,060,767
                               --------------       ----------------            -------------
 End of year                     $201,233,996         $1,133,670,484               $9,174,320
                               ==============       ================            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     PUTNAM HEALTH
                                        SCIENCES             PUTNAM HIGH YIELD
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(120,990)               $9,184,678
 Net realized gain (loss) on
  security transactions                   5,047,581               (13,822,931)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5,162,723)                7,467,000
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (236,132)                2,828,747
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  166,696                   677,594
 Net transfers                           (4,564,149)               (6,634,176)
 Surrenders for benefit
  payments and fees                     (10,543,338)              (29,780,467)
 Net annuity transactions                    (5,270)                  (37,452)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,946,061)              (35,774,501)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (15,182,193)              (32,945,754)
NET ASSETS:
 Beginning of year                       52,509,635               146,736,795
                                     --------------            --------------
 End of year                            $37,327,442              $113,791,041
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM
                                                         INTERNATIONAL            PUTNAM
                                                           GROWTH AND         INTERNATIONAL
                                    PUTNAM INCOME            INCOME               EQUITY
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $9,181,473             $631,467           $2,515,320
 Net realized gain (loss) on
  security transactions                  1,448,808            2,624,679            4,577,071
 Net realized gain on
  distributions                                 --           22,259,560           19,374,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,098,227)         (18,489,224)         (15,337,059)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,532,054            7,026,482           11,129,911
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,110,619              863,056            1,125,944
 Net transfers                             939,722            8,427,903            2,882,759
 Surrenders for benefit
  payments and fees                    (47,019,093)         (26,930,422)         (33,627,808)
 Net annuity transactions                  (77,856)                (328)               2,168
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (45,046,608)         (17,639,791)         (29,616,937)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (36,514,554)         (10,613,309)         (18,487,026)
NET ASSETS:
 Beginning of year                     243,418,714          124,347,735          161,336,029
                                    --------------       --------------       --------------
 End of year                          $206,904,160         $113,734,426         $142,849,003
                                    ==============       ==============       ==============


                                             PUTNAM
                                       INTERNATIONAL NEW                                 PUTNAM MONEY
                                         OPPORTUNITIES            PUTNAM INVESTORS          MARKET
                                          SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(198,382)              $(1,031,236)          $3,730,372
 Net realized gain (loss) on
  security transactions                       2,413,895                 3,309,818                   --
 Net realized gain on
  distributions                                      --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 3,599,000                (8,926,002)                  --
                                         --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                  5,814,513                (6,647,420)           3,730,372
                                         --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      257,253                   454,307              962,005
 Net transfers                                7,142,942                (5,224,381)          77,543,301
 Surrenders for benefit
  payments and fees                         (10,409,966)              (28,403,800)         (74,253,619)
 Net annuity transactions                        24,351                    24,451              (36,523)
                                         --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (2,985,420)              (33,149,423)           4,215,164
                                         --------------            --------------       --------------
 Net increase (decrease) in
  net assets                                  2,829,093               (39,796,843)           7,945,536
NET ASSETS:
 Beginning of year                           53,428,039               137,584,605          103,040,782
                                         --------------            --------------       --------------
 End of year                                $56,257,132               $97,787,762         $110,986,318
                                         ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  PUTNAM NEW
                                OPPORTUNITIES            PUTNAM NEW VALUE
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(3,466,902)                 $(76,885)
 Net realized gain (loss) on
  security transactions             21,276,317                 7,112,517
 Net realized gain on
  distributions                             --                13,060,471
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,316,884)              (26,538,569)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        13,492,531                (6,442,466)
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             969,688                   623,079
 Net transfers                     (17,892,742)               (5,204,252)
 Surrenders for benefit
  payments and fees                (52,856,489)              (29,347,733)
 Net annuity transactions              (16,461)                  (49,118)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (69,796,004)              (33,978,024)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (56,303,473)              (40,420,490)
NET ASSETS:
 Beginning of year                 302,682,918               147,563,803
                                --------------            --------------
 End of year                      $246,379,445              $107,143,313
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM OTC &                                  PUTNAM SMALL
                                   EMERGING GROWTH          PUTNAM RESEARCH        CAP VALUE
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(289,589)               $(249,452)           $(636,530)
 Net realized gain (loss) on
  security transactions                (3,148,767)                 732,890            8,308,411
 Net realized gain on
  distributions                                --                       --           12,846,314
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,521,954                 (305,116)         (32,813,007)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,083,598                  178,322          (12,294,812)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                132,826                   80,185              582,103
 Net transfers                            994,666               (2,043,208)         (16,887,405)
 Surrenders for benefit
  payments and fees                    (4,393,363)              (6,844,596)         (20,361,293)
 Net annuity transactions                  (1,131)                 (17,623)             (80,197)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,267,002)              (8,825,242)         (36,746,792)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                           (1,183,404)              (8,646,920)         (49,041,604)
NET ASSETS:
 Beginning of year                     20,404,879               35,491,838          122,731,949
                                    -------------            -------------       --------------
 End of year                          $19,221,475              $26,844,918          $73,690,345
                                    =============            =============       ==============

                                      PUTNAM THE             PUTNAM UTILITIES
                                    GEORGE PUTNAM               GROWTH AND
                                    FUND OF BOSTON                INCOME            PUTNAM VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,933,004                  $922,438          $(1,103,186)
 Net realized gain (loss) on
  security transactions                  1,871,555                10,314,087            4,999,349
 Net realized gain on
  distributions                         11,257,269                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (14,691,853)               16,856,863           (1,323,200)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369,975                28,093,388            2,572,963
                                    --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 550,717                   641,418              404,638
 Net transfers                          (1,314,553)                6,667,143           (6,512,311)
 Surrenders for benefit
  payments and fees                    (31,169,128)              (33,709,568)         (16,572,189)
 Net annuity transactions                   (2,339)                  (31,777)               9,424
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (31,935,303)              (26,432,784)         (22,670,438)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (31,565,328)                1,660,604          (20,097,475)
NET ASSETS:
 Beginning of year                     124,946,220               164,023,793           86,872,966
                                    --------------            --------------       --------------
 End of year                           $93,380,892              $165,684,397          $66,775,491
                                    ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                                              PUTNAM DISCOVERY
                                     PUTNAM VOYAGER                GROWTH
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,214,301)                $(96,599)
 Net realized gain (loss) on
  security transactions                   57,177,507                  259,895
 Net realized gain on
  distributions                                   --                  542,111
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (22,818,611)                (205,896)
                                     ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              26,144,595                  499,511
                                     ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 2,621,927                   32,324
 Net transfers                           (35,594,334)               1,761,240
 Surrenders for benefit
  payments and fees                     (118,099,166)              (1,133,580)
 Net annuity transactions                   (253,098)                 (28,191)
                                     ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (151,324,671)                 631,793
                                     ---------------            -------------
 Net increase (decrease) in
  net assets                            (125,180,076)               1,131,304
NET ASSETS:
 Beginning of year                       659,878,422                6,414,885
                                     ---------------            -------------
 End of year                            $534,698,346               $7,546,189
                                     ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   LEGG MASON
                                                                                PARTNERS VARIABLE
                                   PUTNAM CAPITAL       PUTNAM EQUITY              CAPITAL AND
                                    OPPORTUNITIES           INCOME              INCOME PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)(B)(C)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(150,192)             $32,895                   $684
 Net realized gain (loss) on
  security transactions                  (150,303)             231,851                 16,445
 Net realized gain on
  distributions                           821,608            3,169,734                 14,326
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,670,956)          (2,518,265)               (28,405)
                                    -------------       --------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,149,843)             916,215                  3,050
                                    -------------       --------------              ---------
UNIT TRANSACTIONS:
 Purchases                                 32,710              630,540                     --
 Net transfers                            296,088            8,011,258                 (5,395)
 Surrenders for benefit
  payments and fees                    (2,136,438)         (10,706,271)               (10,208)
 Net annuity transactions                  36,705              (18,965)                    --
                                    -------------       --------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,770,935)          (2,083,438)               (15,603)
                                    -------------       --------------              ---------
 Net increase (decrease) in
  net assets                           (2,920,778)          (1,167,223)               (12,553)
NET ASSETS:
 Beginning of year                     11,539,203           46,263,507                 98,000
                                    -------------       --------------              ---------
 End of year                           $8,618,425          $45,096,284                $85,447
                                    =============       ==============              =========

                                     LEGG MASON             LEGG MASON
                                 PARTNERS VARIABLE      PARTNERS VARIABLE         LEGG MASON
                                    FUNDAMENTAL         GLOBAL HIGH YIELD      PARTNERS VARIABLE
                                  VALUE PORTFOLIO         BOND PORTFOLIO      INVESTORS PORTFOLIO
                                 SUB-ACCOUNT (C)(D)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(387)               $6,510                $(1,621)
 Net realized gain (loss) on
  security transactions                  186,261                   309                 18,351
 Net realized gain on
  distributions                           89,834                   530                 11,776
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (272,246)               (8,826)               (14,348)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               3,462                (1,477)                14,158
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                30,972                    --                 31,317
 Net transfers                          (122,033)               (8,170)               (55,243)
 Surrenders for benefit
  payments and fees                     (142,266)               (2,138)               (90,690)
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (233,327)              (10,308)              (114,616)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                            (229,865)              (11,785)              (100,458)
NET ASSETS:
 Beginning of year                     1,007,933               121,846                520,837
                                    ------------            ----------            -----------
 End of year                            $778,068              $110,061               $420,379
                                    ============            ==========            ===========

(a) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(b) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(c)  From inception April 27, 2007 to December 31, 2007.

(d) Effective April 27, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        PUTNAM AMERICAN
                                 PUTNAM MID                GOVERNMENT
                                  CAP VALUE                  INCOME
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(326,604)               $1,674,342
 Net realized gain (loss) on
  security transactions                66,615                  (435,060)
 Net realized gain on
  distributions                     1,364,618                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,689,784                  (315,915)
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,794,413                   923,367
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            291,361                   126,988
 Net transfers                      4,787,476                (1,349,067)
 Surrenders for benefit
  payments and fees                (5,867,039)              (13,366,557)
 Net annuity transactions              41,796                   (37,151)
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (746,406)              (14,625,787)
                                -------------            --------------
 Net increase (decrease) in
  net assets                        3,048,007               (13,702,420)
NET ASSETS:
 Beginning of year                 28,236,202                60,510,438
                                -------------            --------------
 End of year                      $31,284,209               $46,808,018
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM CAPITAL          PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                 INCOME               ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(159,758)               $7,570,331                $2,211,186
 Net realized gain (loss) on
  security transactions                    65,640                (5,819,956)                4,333,207
 Net realized gain on
  distributions                         1,277,196                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             260,555                 6,035,988                 8,717,174
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,443,633                 7,786,363                15,261,567
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 70,657                   957,317                   827,978
 Net transfers                          1,741,570                 1,641,832                 1,113,065
 Surrenders for benefit
  payments and fees                    (3,548,107)              (36,702,726)              (26,033,925)
 Net annuity transactions                 (10,404)                    8,700                  (202,902)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,746,284)              (34,094,877)              (24,295,784)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (302,651)              (26,308,514)               (9,034,217)
NET ASSETS:
 Beginning of year                     14,298,292               178,917,281               147,060,555
                                    -------------            --------------            --------------
 End of year                          $13,995,641              $152,608,767              $138,026,338
                                    =============            ==============            ==============

                               PUTNAM GLOBAL         PUTNAM GROWTH              PUTNAM GROWTH
                                   EQUITY              AND INCOME               OPPORTUNITIES
                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,773,656)            $6,847,790                $(133,646)
 Net realized gain (loss) on
  security transactions            (5,332,500)           118,148,100               (2,946,174)
 Net realized gain on
  distributions                            --             38,659,575                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      50,119,862             46,816,924                3,843,015
                               --------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,013,706            210,472,389                  763,195
                               --------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                            912,220              5,742,333                   85,710
 Net transfers                     (5,443,211)           (49,045,122)                 223,798
 Surrenders for benefit
  payments and fees               (39,162,720)          (316,707,541)              (2,745,004)
 Net annuity transactions            (172,683)              (615,881)                     675
                               --------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (43,866,394)          (360,626,211)              (2,434,821)
                               --------------       ----------------            -------------
 Net increase (decrease) in
  net assets                         (852,688)          (150,153,822)              (1,671,626)
NET ASSETS:
 Beginning of year                221,511,106          1,677,591,344               12,732,393
                               --------------       ----------------            -------------
 End of year                     $220,658,418         $1,527,437,522              $11,060,767
                               ==============       ================            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     PUTNAM HEALTH
                                        SCIENCES             PUTNAM HIGH YIELD
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(535,220)              $10,532,686
 Net realized gain (loss) on
  security transactions                   4,798,846               (11,706,094)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,539,711)               14,547,148
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                723,915                13,373,740
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  254,128                   643,779
 Net transfers                           (6,995,208)               (2,235,147)
 Surrenders for benefit
  payments and fees                     (12,971,985)              (35,726,396)
 Net annuity transactions                   (11,468)                  (17,836)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,724,533)              (37,335,600)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (19,000,618)              (23,961,860)
NET ASSETS:
 Beginning of year                       71,510,253               170,698,655
                                     --------------            --------------
 End of year                            $52,509,635              $146,736,795
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM
                                                         INTERNATIONAL            PUTNAM
                                                           GROWTH AND         INTERNATIONAL
                                    PUTNAM INCOME            INCOME               EQUITY
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,862,812             $(62,700)           $(956,153)
 Net realized gain (loss) on
  security transactions                    555,726            1,848,845            6,305,003
 Net realized gain on
  distributions                                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,375,222)          24,162,272           30,240,516
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,043,316           25,948,417           35,589,366
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,402,543              660,358              796,565
 Net transfers                          (1,604,873)          15,787,605            8,901,179
 Surrenders for benefit
  payments and fees                    (61,981,296)         (22,036,976)         (31,017,853)
 Net annuity transactions                 (140,761)             103,194                  113
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (62,324,387)          (5,485,819)         (21,319,996)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (54,281,071)          20,462,598           14,269,370
NET ASSETS:
 Beginning of year                     297,699,785          103,885,137          147,066,659
                                    --------------       --------------       --------------
 End of year                          $243,418,714         $124,347,735         $161,336,029
                                    ==============       ==============       ==============


                                       PUTNAM
                                  INTERNATIONAL NEW                                PUTNAM MONEY
                                    OPPORTUNITIES           PUTNAM INVESTORS          MARKET
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $47,310               $(1,105,037)          $3,425,645
 Net realized gain (loss) on
  security transactions                   449,036                (1,977,282)                  --
 Net realized gain on
  distributions                                --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,317,211                19,466,831                   --
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,813,557                16,384,512            3,425,645
                                    -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                282,564                   721,602            1,613,110
 Net transfers                          4,552,894                (2,949,096)          60,927,087
 Surrenders for benefit
  payments and fees                    (8,067,098)              (30,629,120)         (71,712,023)
 Net annuity transactions                  (5,416)                   (1,859)             (82,616)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,237,056)              (32,858,473)          (9,254,442)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets                            7,576,501               (16,473,961)          (5,828,797)
NET ASSETS:
 Beginning of year                     45,851,538               154,058,566          108,869,579
                                    -------------            --------------       --------------
 End of year                          $53,428,039              $137,584,605         $103,040,782
                                    =============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  PUTNAM NEW
                                OPPORTUNITIES            PUTNAM NEW VALUE
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,018,730)                $(193,268)
 Net realized gain (loss) on
  security transactions             13,547,210                 6,887,419
 Net realized gain on
  distributions                             --                10,619,927
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,673,734                 3,028,414
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        22,202,214                20,342,492
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           1,159,249                   694,742
 Net transfers                     (18,156,870)               (4,533,407)
 Surrenders for benefit
  payments and fees                (57,019,014)              (30,446,461)
 Net annuity transactions               70,847                   111,516
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (73,945,788)              (34,173,610)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (51,743,574)              (13,831,118)
NET ASSETS:
 Beginning of year                 354,426,492               161,394,921
                                --------------            --------------
 End of year                      $302,682,918              $147,563,803
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM OTC &                                   PUTNAM SMALL
                                   EMERGING GROWTH          PUTNAM RESEARCH         CAP VALUE
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(311,121)                $(243,605)         $(1,142,341)
 Net realized gain (loss) on
  security transactions                (7,057,169)                 (399,986)           6,649,244
 Net realized gain on
  distributions                                --                        --           13,316,078
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,644,172                 4,195,441               37,319
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,275,882                 3,551,850           18,860,300
                                    -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                102,128                   150,790              714,469
 Net transfers                           (945,130)               (2,353,003)          (3,585,057)
 Surrenders for benefit
  payments and fees                    (3,654,173)               (7,839,446)         (26,302,127)
 Net annuity transactions                     822                    (4,416)              21,622
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,496,353)              (10,046,075)         (29,151,093)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (2,220,471)               (6,494,225)         (10,290,793)
NET ASSETS:
 Beginning of year                     22,625,350                41,986,063          133,022,742
                                    -------------            --------------       --------------
 End of year                          $20,404,879               $35,491,838         $122,731,949
                                    =============            ==============       ==============

                                      PUTNAM THE             PUTNAM UTILITIES
                                    GEORGE PUTNAM               GROWTH AND
                                    FUND OF BOSTON                INCOME            PUTNAM VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,787,304                $2,832,172          $(1,385,759)
 Net realized gain (loss) on
  security transactions                  3,077,836                 7,755,172            1,904,557
 Net realized gain on
  distributions                          4,779,231                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,461,259                24,859,917            3,360,427
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,105,630                35,447,261            3,879,225
                                    --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 451,915                   533,430              399,898
 Net transfers                              50,297                (3,764,402)          (5,163,999)
 Surrenders for benefit
  payments and fees                    (34,443,614)              (30,847,120)         (19,409,904)
 Net annuity transactions                  (15,229)                  (70,132)             (14,682)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (33,956,631)              (34,148,224)         (24,188,687)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (20,851,001)                1,299,037          (20,309,462)
NET ASSETS:
 Beginning of year                     145,797,221               162,724,756          107,182,428
                                    --------------            --------------       --------------
 End of year                          $124,946,220              $164,023,793          $86,872,966
                                    ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                              PUTNAM DISCOVERY
                                     PUTNAM VOYAGER                GROWTH
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,310,376)                $(98,459)
 Net realized gain (loss) on
  security transactions                   39,354,104                  536,903
 Net realized gain on
  distributions                                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (6,966,647)                 175,505
                                     ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              25,077,081                  613,949
                                     ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 2,994,194                   18,650
 Net transfers                           (44,560,310)                (343,621)
 Surrenders for benefit
  payments and fees                     (132,001,942)                (827,811)
 Net annuity transactions                   (359,356)                  (1,852)
                                     ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (173,927,414)              (1,154,634)
                                     ---------------            -------------
 Net increase (decrease) in
  net assets                            (148,850,333)                (540,685)
NET ASSETS:
 Beginning of year                       808,728,755                6,955,570
                                     ---------------            -------------
 End of year                            $659,878,422               $6,414,885
                                     ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       LEGG MASON
                                   PUTNAM CAPITAL            PUTNAM EQUITY         PARTNERS VARIABLE
                                    OPPORTUNITIES               INCOME             ALL CAP PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(123,208)                $(42,080)                $(1,335)
 Net realized gain (loss) on
  security transactions                     2,148                  128,344                  37,639
 Net realized gain on
  distributions                           636,742                1,258,106                  35,337
 Net unrealized appreciation
  (depreciation) of
  investments during the year             711,679                5,244,625                  82,798
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,227,361                6,588,995                 154,439
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 97,957                  202,728                   3,000
 Net transfers                          3,710,546                9,095,441                 (80,833)
 Surrenders for benefit
  payments and fees                    (1,730,588)              (7,565,653)               (211,902)
 Net annuity transactions                      --                  (21,511)                     --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,077,915                1,711,005                (289,735)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            3,305,276                8,300,000                (135,296)
NET ASSETS:
 Beginning of year                      8,233,927               37,963,507               1,143,229
                                    -------------            -------------            ------------
 End of year                          $11,539,203              $46,263,507              $1,007,933
                                    =============            =============            ============

                                    LEGG MASON                                   LEGG MASON
                                PARTNERS VARIABLE         LEGG MASON         PARTNERS VARIABLE
                                GLOBAL HIGH YIELD      PARTNERS VARIABLE        TOTAL RETURN
                                  BOND PORTFOLIO      INVESTORS PORTFOLIO        PORTFOLIO
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT (C)       SUB-ACCOUNT (D)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,091                 $1,098                  $427
 Net realized gain (loss) on
  security transactions                    924                 11,787                 2,750
 Net realized gain on
  distributions                            695                 11,547                 1,741
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,503                 53,761                 6,733
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,213                 78,193                11,651
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 250                    500                   250
 Net transfers                          18,020                 34,052               (12,065)
 Surrenders for benefit
  payments and fees                    (34,185)              (147,410)              (19,239)
 Net annuity transactions                   --                     --                    --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (15,915)              (112,858)              (31,054)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                            (4,702)               (34,665)              (19,403)
NET ASSETS:
 Beginning of year                     126,548                555,502               117,403
                                    ----------            -----------            ----------
 End of year                          $121,846               $520,837               $98,000
                                    ==========            ===========            ==========

(a) Formerly Salomon Brothers Variable All Cap Value Fund. Change effective May 1, 2006.

(b) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(c) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(d) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam Mid Cap Value, Putnam American Government Income, Putnam Capital Appreciation, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Putnam Discovery Growth, Putnam Capital Opportunities, Putnam Equity Income, Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, and Legg Mason Partners Variable Investors Portfolio.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) SECURITY CLASS -- The Account consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

       Class IA shares are offered at net asset value and are not subject to a distribution fee. Forty percent of Class IA shares are for Company employees only.

       Class IB shares are offered at net asset value and pay an ongoing distribution fee.

       e) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       f) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       g) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       h) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current-year presentation.

       i) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements"

-------------------------------------------------------------------------------

       ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       j) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) DEDUCTION OF OTHER FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       d) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                 PURCHASES         PROCEEDS
SUB-ACCOUNT                                       AT COST         FROM SALES
--------------------------------------------------------------------------------
Putnam Mid Cap Value                              $10,630,536        $12,797,004
Putnam American Government Income                   6,499,724         12,793,773
Putnam Capital Appreciation                         2,572,190          5,062,945
Putnam Diversified Income                          11,154,940         33,719,416
Putnam Global Asset Allocation                      3,135,547         26,695,621
Putnam Global Equity                                7,731,573         42,314,441
Putnam Growth and Income                          242,144,132        334,747,371
Putnam Growth Opportunities                         1,088,861          3,522,483
Putnam Health Sciences                              1,313,960         16,380,478
Putnam High Yield                                  13,716,458         40,305,642
Putnam Income                                      15,383,653         51,249,218
Putnam International Growth and Income             31,029,416         25,780,798
Putnam International Equity                        28,569,666         36,297,250
Putnam International New Opportunities              9,977,317         13,160,469
Putnam Investors                                    2,498,758         36,678,443
Putnam Money Market                                64,211,786         56,251,539
Putnam New Opportunities                            1,460,863         74,719,344
Putnam New Value                                   16,683,358         37,676,734
Putnam OTC & Emerging Growth                        4,979,976          8,536,329
Putnam Research                                       744,007          9,818,448
Putnam Small Cap Value                             16,043,260         40,580,350
Putnam The George Putnam Fund of Boston            16,727,536         35,471,692
Putnam Utilities Growth and Income                  7,962,479         33,468,030
Putnam Vista                                        1,355,744         25,128,271
Putnam Voyager                                      1,432,903        160,963,065
Putnam Discovery Growth                             3,689,287          2,612,032
Putnam Capital Opportunities                        3,915,362          5,015,757
Putnam Equity Income                               11,182,203         10,062,429
Legg Mason Partners Variable Capital and
 Income Portfolio                                     117,181            117,773
Legg Mason Partners Variable Fundamental
 Value Portfolio                                    1,162,107          1,305,990
Legg Mason Partners Variable Global High
 Yield Bond Portfolio                                   8,688             11,956
Legg Mason Partners Variable Investors
 Portfolio                                             31,790            136,249
                                              ---------------  -----------------
                                                 $539,155,261     $1,193,381,340
                                              ===============  =================

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                381,228       640,124          (258,896)
Putnam American Government          319,876       918,879          (599,003)
 Income
Putnam Capital Appreciation         144,953       474,258          (329,305)
Putnam Diversified Income           223,198     1,756,387        (1,533,189)
Putnam Global Asset                  74,795       669,618          (594,823)
 Allocation
Putnam Global Equity                117,208     1,339,246        (1,222,038)
Putnam Growth and Income            218,861     5,686,906        (5,468,045)
Putnam Growth Opportunities         222,527       685,481          (462,954)
Putnam Health Sciences               65,086     1,241,631        (1,176,545)
Putnam High Yield                    84,305     1,159,140        (1,074,835)
Putnam Income                       164,133     1,836,766        (1,672,633)
Putnam International Growth         277,357       970,121          (692,764)
 and Income
Putnam International Equity         210,465     1,396,905        (1,186,440)
Putnam International New            506,334       693,228          (186,894)
 Opportunities
Putnam Investors                    184,471     3,223,727        (3,039,256)
Putnam Money Market              34,879,477    32,258,827         2,620,650
Putnam New Opportunities             88,050     3,043,647        (2,955,597)
Putnam New Value                     85,834     1,612,100        (1,526,266)
Putnam OTC & Emerging Growth        738,380     1,168,307          (429,927)
Putnam Research                      40,324       655,537          (615,213)
Putnam Small Cap Value               95,375     1,485,778        (1,390,403)
Putnam The George Putnam Fund       149,146     2,426,555        (2,277,409)
 of Boston
Putnam Utilities Growth and         166,054       990,044          (823,990)
 Income
Putnam Vista                         89,018     1,489,713        (1,400,695)
Putnam Voyager                       81,632     3,003,637        (2,922,005)
Putnam Discovery Growth             476,773       393,259            83,514
Putnam Capital Opportunities        161,741       262,711          (100,970)
Putnam Equity Income                449,628       574,513          (124,885)
Legg Mason Partners Variable         10,084        74,999           (64,915)
 Capital and Income
 Portfolio
Legg Mason Partners Variable        102,599       672,641          (570,042)
 Fundamental Value Portfolio
Legg Mason Partners Variable             --         6,235            (6,235)
 Global High Yield Bond
 Portfolio
Legg Mason Partners Variable         13,166        89,424           (76,258)
 Investors Portfolio

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                322,072       365,060           (42,988)
Putnam American Government          181,448     1,326,145        (1,144,697)
 Income
Putnam Capital Appreciation         284,517       466,942          (182,425)
Putnam Diversified Income           229,793     2,198,071        (1,968,278)
Putnam Global Asset                  66,112       850,245          (784,133)
 Allocation
Putnam Global Equity                 54,627     1,811,065        (1,756,438)
Putnam Growth and Income            206,078     7,044,086        (6,838,008)
Putnam Growth Opportunities         301,531       832,661          (531,130)
Putnam Health Sciences              105,231     1,736,744        (1,631,513)
Putnam High Yield                   227,928     1,412,130        (1,184,202)
Putnam Income                       211,637     2,582,373        (2,370,736)
Putnam International Growth         563,998       805,891          (241,893)
 and Income
Putnam International Equity         421,986     1,487,631        (1,065,645)
Putnam International New            658,783       860,274          (201,491)
 Opportunities
Putnam Investors                    373,378     3,586,050        (3,212,672)
Putnam Money Market              32,970,882    38,456,313        (5,485,431)
Putnam New Opportunities            191,839     3,542,842        (3,351,003)
Putnam New Value                    115,430     1,821,068        (1,705,638)
Putnam OTC & Emerging Growth        301,082     1,048,138          (747,056)
Putnam Research                      73,323       864,086          (790,763)
Putnam Small Cap Value              201,739     1,368,922        (1,167,183)
Putnam The George Putnam Fund       301,947     2,947,312        (2,645,365)
 of Boston
Putnam Utilities Growth and          66,105     1,447,972        (1,381,867)
 Income
Putnam Vista                        149,517     1,687,275        (1,537,758)
Putnam Voyager                      167,856     3,732,926        (3,565,070)
Putnam Discovery Growth             127,043       328,224          (201,181)
Putnam Capital Opportunities        265,544       149,583           115,961
Putnam Equity Income                513,499       410,170           103,329
Legg Mason Partners Variable         10,082       218,367          (208,285)
 All Cap Portfolio
Legg Mason Partners Variable         35,418        45,374            (9,956)
 Global High Yield Bond
 Portfolio
Legg Mason Partners Variable         46,635       134,224           (87,589)
 Investors Portfolio
Legg Mason Partners Variable          6,996        31,203           (24,207)
 Total Return Portfolio

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE
 2007  Lowest contract charges                      280      $18.756747            $5,261
    Highest contract charges                        826       17.494560            14,454
    Remaining contract charges                1,438,078              --        26,612,847
 2006  Lowest contract charges                      281       18.621027             5,238
    Highest contract charges                        811       17.604062            14,274
    Remaining contract charges                1,696,988              --        31,264,697
 2005  Lowest contract charges                      314       16.337546             5,131
    Highest contract charges                      1,376       15.686536            21,591
    Remaining contract charges                1,739,377              --        28,209,480
 2004  Lowest contract charges                    1,448       14.727688            21,323
    Highest contract charges                        829       14.311135            11,864
    Remaining contract charges                1,252,069              --        18,277,260
 2003  Lowest contract charges                      133       12.793254             1,696
    Highest contract charges                      3,691       12.708166            46,901
    Remaining contract charges                  674,937              --         8,638,970
PUTNAM AMERICAN GOVERNMENT INCOME
 2007  Lowest contract charges                    2,104       14.500800            30,507
    Highest contract charges                     10,151       12.879779           130,746
    Remaining contract charges                2,982,414              --        41,551,935
 2006  Lowest contract charges                   21,762       13.475700           293,259
    Highest contract charges                      9,898       12.143961           120,202
    Remaining contract charges                3,562,012              --        46,394,557
 2005  Lowest contract charges                   88,032       13.143557         1,157,052
    Highest contract charges                     11,531       12.020844           138,608
    Remaining contract charges                4,638,806              --        59,214,778
 2004  Lowest contract charges                   60,943       13.053452           795,514
    Highest contract charges                     11,785       12.118004           142,814
    Remaining contract charges                6,072,267              --        77,385,408
 2003  Lowest contract charges                   50,387       12.812710           645,595
    Highest contract charges                     10,445       12.060602           125,970
    Remaining contract charges                9,172,567              --       115,327,465

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM MID CAP VALUE
 2007  Lowest contract charges                0.94%              1.38%               0.73%
    Highest contract charges                  2.44%              1.39%              (0.77)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.23%              13.98%
    Highest contract charges                  2.51%              0.24%              12.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.94%              0.28%              10.93%
    Highest contract charges                  2.46%                --                9.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               14.65%
    Highest contract charges                  2.41%                --               12.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.90%              1.65%              27.93%
    Highest contract charges                  1.53%              2.59%              27.08%
    Remaining contract charges                  --                 --                  --
PUTNAM AMERICAN GOVERNMENT INCOME
 2007  Lowest contract charges                0.95%              7.13%               7.61%
    Highest contract charges                  2.14%              4.83%               6.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.96%              8.60%               2.53%
    Highest contract charges                  2.15%              4.57%               1.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              3.17%               0.69%
    Highest contract charges                  2.15%              3.24%              (0.80)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              4.12%               1.88%
    Highest contract charges                  2.15%              3.55%               0.48%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              3.93%               0.85%
    Highest contract charges                  2.15%              3.97%              (0.61)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2007  Lowest contract charges                    5,323       $9.775127           $52,035
    Highest contract charges                        548        8.694537             4,762
    Remaining contract charges                1,031,114              --         9,697,342
 2006  Lowest contract charges                    8,597       10.581038            90,963
    Highest contract charges                        571        9.575555             5,470
    Remaining contract charges                1,357,122              --        13,899,208
 2005  Lowest contract charges                   10,598        9.485818           100,533
    Highest contract charges                        592        8.736567             5,176
    Remaining contract charges                1,537,526              --        14,192,583
 2004  Lowest contract charges                    7,158        8.851955            63,362
    Highest contract charges                        615        8.299424             5,102
    Remaining contract charges                1,511,861              --        13,089,447
 2003  Lowest contract charges                    6,403        7.769459            49,748
    Highest contract charges                      3,472        7.428353            25,790
    Remaining contract charges                1,455,711              --        11,130,936
PUTNAM DIVERSIFIED INCOME
 2007  Lowest contract charges                       60       21.989761             1,320
    Highest contract charges                      1,499       13.916279            20,857
    Remaining contract charges                6,988,457              --       128,378,917
 2006  Lowest contract charges                       60       21.189720             1,272
    Highest contract charges                      1,500       13.695602            20,540
    Remaining contract charges                8,521,645              --       152,586,955
 2005  Lowest contract charges                       60       19.956741             1,198
    Highest contract charges                      1,501       13.204279            19,815
    Remaining contract charges               10,489,922              --       178,896,268
 2004  Lowest contract charges                       60       19.400938             1,164
    Highest contract charges                      1,765       13.131361            23,176
    Remaining contract charges               12,362,133              --       207,624,510
 2003  Lowest contract charges                       60       17.775542             1,067
    Highest contract charges                     10,928       12.052100           131,704
    Remaining contract charges               14,156,338              --       220,878,724

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2007  Lowest contract charges                0.95%              0.50%              (7.62)%
    Highest contract charges                  2.44%              0.14%              (9.20)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.38%              11.55%
    Highest contract charges                  2.45%              0.10%               9.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              0.70%               7.16%
    Highest contract charges                  2.44%              0.44%               5.27%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               13.93%
    Highest contract charges                  2.44%                --               11.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               23.86%
    Highest contract charges                  1.53%                --               16.90%
    Remaining contract charges                  --                 --                  --
PUTNAM DIVERSIFIED INCOME
 2007  Lowest contract charges                0.52%              4.95%               3.78%
    Highest contract charges                  2.44%              4.84%               1.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.41%              5.78%               6.18%
    Highest contract charges                  2.45%              5.63%               3.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.32%              7.30%               2.87%
    Highest contract charges                  2.44%              7.18%               0.56%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.34%              9.17%               9.14%
    Highest contract charges                  2.42%                --                6.56%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              1.92%              19.79%
    Highest contract charges                  1.53%                --                9.23%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
 2007  Lowest contract charges                       69      $26.911657            $1,844
    Highest contract charges                      1,761       11.214274            19,751
    Remaining contract charges                3,194,430              --       117,896,851
 2006  Lowest contract charges                       69       26.191229             1,795
    Highest contract charges                      1,761       11.164279            19,667
    Remaining contract charges                3,789,253              --       138,004,876
 2005  Lowest contract charges                       69       23.263179             1,594
    Highest contract charges                      2,551       10.127533            25,838
    Remaining contract charges                4,572,596              --       147,033,123
 2004  Lowest contract charges                       69       21.787743             1,493
    Highest contract charges                      1,762        9.711899            17,117
    Remaining contract charges                5,115,136              --       158,682,030
 2003  Lowest contract charges                      521       20.021809            10,436
    Highest contract charges                        412       28.828660            11,869
    Remaining contract charges                5,981,069              --       172,901,106
PUTNAM GLOBAL EQUITY
 2007  Lowest contract charges                       50       27.011466             1,358
    Highest contract charges                      4,305        8.748564            37,664
    Remaining contract charges                6,792,299              --       201,194,974
 2006  Lowest contract charges                       50       24.797325             1,247
    Highest contract charges                      1,748        8.227670            14,379
    Remaining contract charges                8,016,894              --       220,642,792
 2005  Lowest contract charges                      512       20.158520            10,313
    Highest contract charges                        979        6.869325             6,722
    Remaining contract charges                9,773,639              --       221,494,071
 2004  Lowest contract charges                      512       18.552754             9,491
    Highest contract charges                        979        6.464890             6,326
    Remaining contract charges               11,659,384              --       245,910,553
 2003  Lowest contract charges                      512       16.348398             8,364
    Highest contract charges                        979        5.822057             5,697
    Remaining contract charges               13,965,946              --       263,382,846

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
 2007  Lowest contract charges                0.39%              0.70%               2.75%
    Highest contract charges                  2.44%              0.50%               0.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.41%              2.85%              12.59%
    Highest contract charges                  2.45%              2.67%              10.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.44%              1.36%               6.77%
    Highest contract charges                  2.47%                --                4.28%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              4.52%               8.82%
    Highest contract charges                  2.43%                --                6.47%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              2.84%              21.55%
    Highest contract charges                  2.09%              3.05%              19.36%
    Remaining contract charges                  --                 --                  --
PUTNAM GLOBAL EQUITY
 2007  Lowest contract charges                0.49%              2.21%               8.93%
    Highest contract charges                  2.48%              1.19%               6.33%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.39%              1.30%              23.01%
    Highest contract charges                  2.47%                --               20.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.01%               8.66%
    Highest contract charges                  2.34%              0.78%               6.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              2.19%              13.48%
    Highest contract charges                  2.34%              2.00%              11.04%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              1.22%              29.02%
    Highest contract charges                  1.49%                --               23.75%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 2007  Lowest contract charges                      198      $31.932825            $6,316
    Highest contract charges                     20,177       11.099975           223,962
    Remaining contract charges               21,061,730              --     1,133,440,206
 2006  Lowest contract charges                      198       34.032792             6,740
    Highest contract charges                     18,611       12.112525           225,433
    Remaining contract charges               26,531,341              --     1,527,205,349
 2005  Lowest contract charges                      788       29.407328            23,187
    Highest contract charges                     21,283       10.714366           228,038
    Remaining contract charges               33,366,087              --     1,677,340,119
 2004  Lowest contract charges                      789       27.986340            22,077
    Highest contract charges                     13,271       10.439750           138,551
    Remaining contract charges               40,788,526              --     1,977,120,115
 2003  Lowest contract charges                      789       25.230875            19,913
    Highest contract charges                      6,283        9.636781            60,546
    Remaining contract charges               48,326,936              --     2,146,992,646
PUTNAM GROWTH OPPORTUNITIES
 2007  Lowest contract charges                      867        5.263646             4,562
    Highest contract charges                        294        4.821890             1,417
    Remaining contract charges                1,840,132              --         9,168,341
 2006  Lowest contract charges                      868        5.021486             4,358
    Highest contract charges                        295        4.688135             1,381
    Remaining contract charges                2,303,084              --        11,055,028
 2005  Lowest contract charges                    1,024        4.661652             4,776
    Highest contract charges                        295        4.425844             1,306
    Remaining contract charges                2,834,059              --        12,726,311
 2004  Lowest contract charges                    1,027        4.510283             4,633
    Highest contract charges                        296        4.356688             1,289
    Remaining contract charges                3,557,316              --        15,552,374
 2003  Lowest contract charges                    1,030        4.460696             4,596
    Highest contract charges                      1,647        3.840450             6,324
    Remaining contract charges                4,288,453              --        18,686,314

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM GROWTH AND INCOME
 2007  Lowest contract charges                0.41%              1.53%              (6.17)%
    Highest contract charges                  2.49%              1.25%              (8.36)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              3.27%              15.73%
    Highest contract charges                  2.50%              1.61%              13.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.76%               5.08%
    Highest contract charges                  2.49%              1.31%               2.63%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              1.75%              10.92%
    Highest contract charges                  2.45%                --                8.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              2.04%              27.18%
    Highest contract charges                  1.56%                --               22.18%
    Remaining contract charges                  --                 --                  --
PUTNAM GROWTH OPPORTUNITIES
 2007  Lowest contract charges                0.96%              0.31%               4.82%
    Highest contract charges                  2.44%              0.06%               2.85%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.97%              0.36%               7.72%
    Highest contract charges                  2.44%              0.06%               5.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.96%              0.88%               3.36%
    Highest contract charges                  2.45%              1.07%               1.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.96%              0.13%               1.11%
    Highest contract charges                  2.35%                --               (0.72)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.82%                --               22.30%
    Highest contract charges                  1.53%                --               13.85%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 2007  Lowest contract charges                    5,005      $13.315442           $66,645
    Highest contract charges                        544        8.171512             4,446
    Remaining contract charges                3,080,467              --        37,256,351
 2006  Lowest contract charges                   10,479       13.491720           141,381
    Highest contract charges                        567        8.424727             4,781
    Remaining contract charges                4,251,515              --        52,363,473
 2005  Lowest contract charges                   13,489       13.215507           178,261
    Highest contract charges                        589        8.399170             4,943
    Remaining contract charges                5,879,997              --        71,327,049
 2004  Lowest contract charges                    8,092       11.755249            95,122
    Highest contract charges                        611        7.603954             4,644
    Remaining contract charges                6,872,971              --        74,551,790
 2003  Lowest contract charges                   10,220       11.059717           113,032
    Highest contract charges                      6,688        7.963282            53,258
    Remaining contract charges                8,213,889              --        84,341,319
PUTNAM HIGH YIELD
 2007  Lowest contract charges                       66       22.638509             1,487
    Highest contract charges                        477       13.612628             6,490
    Remaining contract charges                3,363,379              --       113,783,064
 2006  Lowest contract charges                       66       22.001466             1,445
    Highest contract charges                        467       13.571050             6,334
    Remaining contract charges                4,438,224              --       146,729,016
 2005  Lowest contract charges                       66       19.972627             1,312
    Highest contract charges                        521       12.583377             6,557
    Remaining contract charges                5,622,372              --       170,690,786
 2004  Lowest contract charges                       66       19.380895             1,273
    Highest contract charges                        511       12.508249             6,390
    Remaining contract charges                7,339,910              --       217,682,865
 2003  Lowest contract charges                       66       17.531722             1,151
    Highest contract charges                        386       27.574884            10,656
    Remaining contract charges                8,848,531              --       241,695,951

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM HEALTH SCIENCES
 2007  Lowest contract charges                0.95%              1.32%              (1.31)%
    Highest contract charges                  2.44%              0.79%              (3.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.50%               2.09%
    Highest contract charges                  2.45%              0.30%               0.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              0.27%              12.42%
    Highest contract charges                  2.44%              0.06%              10.46%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.37%               6.29%
    Highest contract charges                  2.44%                --               (4.53)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.63%              17.68%
    Highest contract charges                  1.53%                --               10.56%
    Remaining contract charges                  --                 --                  --
PUTNAM HIGH YIELD
 2007  Lowest contract charges                0.45%              7.78%               2.90%
    Highest contract charges                  2.44%              7.61%               0.31%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.49%              7.67%              10.16%
    Highest contract charges                  2.45%              8.02%               7.85%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.52%              8.14%               3.05%
    Highest contract charges                  2.45%              7.97%               0.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.38%              8.29%              10.55%
    Highest contract charges                  2.42%                --                7.87%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.39%              2.46%              26.35%
    Highest contract charges                  2.09%              7.09%              23.91%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM INCOME
 2007  Lowest contract charges                       28      $21.093536              $592
    Highest contract charges                      6,055       12.365943            74,880
    Remaining contract charges                7,680,851              --       206,828,688
 2006  Lowest contract charges                       28       20.083996               563
    Highest contract charges                      5,749       12.043449            69,240
    Remaining contract charges                9,353,790              --       243,348,911
 2005  Lowest contract charges                       28       19.236237               540
    Highest contract charges                      5,938       11.808337            70,113
    Remaining contract charges               11,724,337              --       297,629,132
 2004  Lowest contract charges                       28       18.824300               528
    Highest contract charges                      5,609       11.822229            66,310
    Remaining contract charges               13,779,765              --       349,529,245
 2003  Lowest contract charges                       28       18.047689               506
    Highest contract charges                     16,102       11.970436           192,748
    Remaining contract charges               16,481,073              --       411,002,693
PUTNAM INTERNATIONAL GROWTH AND INCOME
 2007  Lowest contract charges                      143       28.905911             4,136
    Highest contract charges                      1,820       16.220138            29,519
    Remaining contract charges                4,523,936              --       113,700,771
 2006  Lowest contract charges                      143       27.049384             3,878
    Highest contract charges                      2,172       15.541727            33,751
    Remaining contract charges                5,216,348              --       124,310,106
 2005  Lowest contract charges                      144       21.278858             3,058
    Highest contract charges                      2,169       12.525106            27,165
    Remaining contract charges                5,458,243              --       103,854,914
 2004  Lowest contract charges                      144       18.685651             2,692
    Highest contract charges                      1,537       11.255104            17,305
    Remaining contract charges                5,778,437              --        97,818,645
 2003  Lowest contract charges                      144       15.464696             2,234
    Highest contract charges                      2,392        9.154479            21,900
    Remaining contract charges                5,809,676              --        83,186,838

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM INCOME
 2007  Lowest contract charges                0.20%              5.27%               5.03%
    Highest contract charges                  2.44%              5.00%               2.68%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.20%              4.47%               4.41%
    Highest contract charges                  2.45%              4.34%               1.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.20%              3.39%               2.19%
    Highest contract charges                  2.44%              3.29%              (0.12)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.21%              4.17%               4.30%
    Highest contract charges                  2.41%                --                1.91%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.38%              0.52%               4.28%
    Highest contract charges                  1.53%                --                0.50%
    Remaining contract charges                  --                 --                  --
PUTNAM INTERNATIONAL GROWTH AND INCOME
 2007  Lowest contract charges                0.42%              1.88%               6.86%
    Highest contract charges                  2.50%              1.62%               4.37%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.38%              1.36%              27.12%
    Highest contract charges                  2.50%              1.18%              24.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.39%              1.02%              13.88%
    Highest contract charges                  2.51%                --               11.28%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.44%              1.42%              20.83%
    Highest contract charges                  2.47%                --               18.00%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              0.71%              37.82%
    Highest contract charges                  1.53%                --               32.90%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY
 2007  Lowest contract charges                   40,845      $17.085639          $697,870
    Highest contract charges                      5,002       13.235183            66,199
    Remaining contract charges                5,850,300              --       142,084,934
 2006  Lowest contract charges                   37,797       15.881238           600,262
    Highest contract charges                      3,658       12.522501            45,815
    Remaining contract charges                7,041,132              --       160,689,952
 2005  Lowest contract charges                   50,879       12.521365           637,069
    Highest contract charges                      1,592       10.052848            15,999
    Remaining contract charges                8,095,761              --       146,413,591
 2004  Lowest contract charges                   45,026       11.240876           506,137
    Highest contract charges                      1,760        9.186741            16,170
    Remaining contract charges                9,383,964              --       154,735,401
 2003  Lowest contract charges                   41,145        9.742092           400,835
    Highest contract charges                     14,384        6.478535            93,188
    Remaining contract charges               10,578,618              --       154,813,976
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 2007  Lowest contract charges                      836       22.026583            18,420
    Highest contract charges                      3,358       11.878566            39,884
    Remaining contract charges                2,940,089              --        56,198,828
 2006  Lowest contract charges                      836       19.480755            16,291
    Highest contract charges                      3,395       10.757886            36,520
    Remaining contract charges                3,126,946              --        53,375,228
 2005  Lowest contract charges                      836       15.470875            12,938
    Highest contract charges                      1,232        8.744978            10,777
    Remaining contract charges                3,330,599              --        45,827,823
 2004  Lowest contract charges                      836       13.092047            10,948
    Highest contract charges                      4,639        4.582055            21,258
    Remaining contract charges                3,240,197              --        38,263,759
 2003  Lowest contract charges                      836       11.568077             9,674
    Highest contract charges                      3,379        6.886470            23,273
    Remaining contract charges                3,713,163              --        39,474,884

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY
 2007  Lowest contract charges                0.95%              2.87%               7.58%
    Highest contract charges                  2.48%              2.30%               5.69%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.93%              26.83%
    Highest contract charges                  2.50%              0.37%              24.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              1.58%              11.39%
    Highest contract charges                  2.55%                --                9.43%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.65%              15.39%
    Highest contract charges                  2.47%                --               13.33%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.94%              27.67%
    Highest contract charges                  1.53%                --               26.53%
    Remaining contract charges                  --                 --                  --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 2007  Lowest contract charges                0.40%              1.05%              13.07%
    Highest contract charges                  2.49%              0.85%              10.42%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              1.50%              25.92%
    Highest contract charges                  2.48%              0.61%              23.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.87%              18.17%
    Highest contract charges                  2.45%                --               15.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              1.20%              13.17%
    Highest contract charges                  2.13%              0.14%              10.94%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              0.46%              33.06%
    Highest contract charges                  2.03%                --               30.51%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM INVESTORS
 2007  Lowest contract charges                    8,293       $9.203441           $76,324
    Highest contract charges                      2,374        7.289828            17,306
    Remaining contract charges                9,675,999              --        97,694,132
 2006  Lowest contract charges                   10,583        9.770554           103,399
    Highest contract charges                     10,117        7.877671            79,704
    Remaining contract charges               12,705,222              --       137,401,502
 2005  Lowest contract charges                   16,628        8.634611           143,574
    Highest contract charges                     10,253        7.085782            72,647
    Remaining contract charges               15,911,713              --       153,842,345
 2004  Lowest contract charges                   18,507        7.995115           147,966
    Highest contract charges                      1,712        6.670482            11,420
    Remaining contract charges               18,642,689              --       168,433,132
 2003  Lowest contract charges                   10,333        7.138334            73,757
    Highest contract charges                     18,556        5.616858           104,227
    Remaining contract charges               21,550,070              --       175,608,830
PUTNAM MONEY MARKET
 2007  Lowest contract charges                      302        1.603696               484
    Highest contract charges                     29,967        1.019909            30,564
    Remaining contract charges               61,880,572              --       110,955,270
 2006  Lowest contract charges                      302        1.532364               463
    Highest contract charges                     28,403        0.997267            28,326
    Remaining contract charges               59,261,486              --       103,011,993
 2005  Lowest contract charges                      302        1.470407               444
    Highest contract charges                     30,846        0.979257            30,206
    Remaining contract charges               64,744,475              --       108,838,929
 2004  Lowest contract charges                      302        1.436275               434
    Highest contract charges                     29,133        0.978797            28,515
    Remaining contract charges               78,820,667              --       130,689,380
 2003  Lowest contract charges                      302        1.429032               432
    Highest contract charges                      5,155        1.001362             5,162
    Remaining contract charges              130,012,404              --       218,304,293

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM INVESTORS
 2007  Lowest contract charges                0.95%              0.58%              (5.80)%
    Highest contract charges                  2.46%              0.21%              (7.46)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.83%              13.16%
    Highest contract charges                  2.45%              0.40%              11.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              1.21%               8.00%
    Highest contract charges                  2.44%              1.00%               6.23%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.64%              12.00%
    Highest contract charges                  2.47%                --                9.86%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.74%              26.05%
    Highest contract charges                  1.53%                --               21.02%
    Remaining contract charges                  --                 --                  --
PUTNAM MONEY MARKET
 2007  Lowest contract charges                0.23%              4.86%               4.66%
    Highest contract charges                  2.44%              4.67%               2.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.24%              4.53%               4.21%
    Highest contract charges                  2.45%              4.25%               1.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.24%              2.72%               2.38%
    Highest contract charges                  2.44%              2.49%               0.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              0.95%               0.51%
    Highest contract charges                  2.42%              1.17%              (1.78)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.39%              0.93%               0.36%
    Highest contract charges                  2.05%              0.40%              (1.54)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 2007  Lowest contract charges                      253      $30.908037            $7,814
    Highest contract charges                      2,208        5.900851            13,028
    Remaining contract charges               10,756,244              --       246,358,603
 2006  Lowest contract charges                      253       29.270152             7,411
    Highest contract charges                      2,360        5.719030            13,493
    Remaining contract charges               13,711,689              --       302,662,014
 2005  Lowest contract charges                      254       27.004559             6,850
    Highest contract charges                      2,422        5.398823            13,077
    Remaining contract charges               17,062,629              --       354,406,565
 2004  Lowest contract charges                      254       24.575552             6,247
    Highest contract charges                      1,131        5.027090             5,685
    Remaining contract charges               21,079,952              --       405,895,571
 2003  Lowest contract charges                      561       22.315167            12,511
    Highest contract charges                      8,502        3.624040            30,812
    Remaining contract charges               25,326,196              --       455,180,736
PUTNAM NEW VALUE
 2007  Lowest contract charges                      744       23.301713            17,336
    Highest contract charges                     48,265       14.724732           710,687
    Remaining contract charges                5,141,598              --       106,415,290
 2006  Lowest contract charges                      744       24.527636            18,249
    Highest contract charges                     47,085       15.873638           747,408
    Remaining contract charges                6,669,044              --       146,798,146
 2005  Lowest contract charges                      744       21.176994            15,756
    Highest contract charges                     47,224       14.028905           662,505
    Remaining contract charges                8,374,542              --       160,716,660
 2004  Lowest contract charges                      744       20.032842            14,904
    Highest contract charges                     44,784       13.583544           608,328
    Remaining contract charges                9,367,837              --       172,082,872
 2003  Lowest contract charges                    5,598       14.240291            79,720
    Highest contract charges                      1,311       12.069839            15,818
    Remaining contract charges                9,689,826              --       156,403,625

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 2007  Lowest contract charges                0.39%              0.16%               5.60%
    Highest contract charges                  2.44%                --                3.18%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.41%              0.17%               8.39%
    Highest contract charges                  2.45%                --                5.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.36%               9.88%
    Highest contract charges                  2.44%              0.11%               7.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%                --               10.13%
    Highest contract charges                  2.47%                --                7.59%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%                --               32.17%
    Highest contract charges                  1.53%                --               22.53%
    Remaining contract charges                  --                 --                  --
PUTNAM NEW VALUE
 2007  Lowest contract charges                0.40%              1.31%              (5.00)%
    Highest contract charges                  2.49%              1.10%              (7.24)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              1.24%              15.82%
    Highest contract charges                  2.50%              1.05%              13.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.05%               5.71%
    Highest contract charges                  2.49%              0.97%               3.28%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%                --               15.31%
    Highest contract charges                  2.45%                --               12.58%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.71%              31.61%
    Highest contract charges                  1.56%                --               28.17%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 2007  Lowest contract charges                       32       $7.380758              $234
    Highest contract charges                      2,008        4.355489             8,744
    Remaining contract charges                2,857,292              --        19,212,497
 2006  Lowest contract charges                       34        6.612150               227
    Highest contract charges                      2,512        3.982062            10,000
    Remaining contract charges                3,286,713              --        20,394,652
 2005  Lowest contract charges                       34        5.938693               204
    Highest contract charges                      2,755        3.626916             9,991
    Remaining contract charges                4,033,527              --        22,615,155
 2004  Lowest contract charges                       36        5.558477               199
    Highest contract charges                      2,755        3.442539             9,484
    Remaining contract charges                5,175,688              --        27,495,465
 2003  Lowest contract charges                       37        5.170500               193
    Highest contract charges                      5,665        3.247398            18,398
    Remaining contract charges                6,164,238              --        30,921,066
PUTNAM RESEARCH
 2007  Lowest contract charges                    9,893       10.965040           108,474
    Highest contract charges                      3,702        8.473957            31,373
    Remaining contract charges                2,018,253              --        26,705,071
 2006  Lowest contract charges                    9,908       10.978838           108,775
    Highest contract charges                     10,376        8.635873            89,612
    Remaining contract charges                2,626,777              --        35,293,451
 2005  Lowest contract charges                   11,550        9.929116           114,684
    Highest contract charges                     10,611        7.950676            84,366
    Remaining contract charges                3,415,663              --        41,787,013
 2004  Lowest contract charges                   11,154        9.523152           106,218
    Highest contract charges                        727        7.755126             5,634
    Remaining contract charges                4,052,203              --        47,980,057
 2003  Lowest contract charges                    8,313        8.919211            74,141
    Highest contract charges                        869        7.320045             6,360
    Remaining contract charges                4,618,682              --        52,463,581

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 2007  Lowest contract charges                1.10%                --               11.62%
    Highest contract charges                  2.49%                --                9.91%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.47%                --               11.34%
    Highest contract charges                  2.35%                --                9.79%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.31%                --                6.84%
    Highest contract charges                  2.34%                --                5.36%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.33%                --                7.50%
    Highest contract charges                  2.35%                --                6.01%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.33%                --               34.43%
    Highest contract charges                  1.50%                --               27.02%
    Remaining contract charges                  --                 --                  --
PUTNAM RESEARCH
 2007  Lowest contract charges                0.95%              0.65%              (0.13)%
    Highest contract charges                  2.46%              0.31%              (1.88)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.76%              10.57%
    Highest contract charges                  2.45%              0.54%               8.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              1.07%               4.26%
    Highest contract charges                  2.44%              0.83%               2.52%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.17%               6.77%
    Highest contract charges                  2.46%                --                4.91%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.55%              24.50%
    Highest contract charges                  1.53%                --               20.16%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                    1,087      $25.338373           $27,541
    Highest contract charges                     12,358       19.203583           237,315
    Remaining contract charges                3,182,197              --        73,425,489
 2006  Lowest contract charges                    1,087       29.067969            31,595
    Highest contract charges                     12,668       22.559466           285,799
    Remaining contract charges                4,572,290              --       122,414,555
 2005  Lowest contract charges                    1,087       24.821902            26,980
    Highest contract charges                     11,053       19.720038           217,956
    Remaining contract charges                5,741,087              --       132,777,806
 2004  Lowest contract charges                    1,087       23.226397            25,245
    Highest contract charges                     11,984       18.890720           226,381
    Remaining contract charges                7,314,014              --       160,078,844
 2003  Lowest contract charges                      616       18.428279            11,355
    Highest contract charges                      8,259       15.351024           126,785
    Remaining contract charges                7,355,167              --       129,155,323
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2007  Lowest contract charges                    1,106       14.380828            15,904
    Highest contract charges                      2,649       12.282903            32,532
    Remaining contract charges                6,816,732              --        93,332,456
 2006  Lowest contract charges                    1,902       14.354043            27,296
    Highest contract charges                      2,673       12.468638            33,335
    Remaining contract charges                9,093,321              --       124,885,589
 2005  Lowest contract charges                    1,949       12.912191            25,168
    Highest contract charges                      2,793       11.416830            31,882
    Remaining contract charges               11,738,519              --       145,740,171
 2004  Lowest contract charges                    2,003       12.508005            25,057
    Highest contract charges                      3,902       11.250035            43,901
    Remaining contract charges               13,879,757              --       167,724,067
 2003  Lowest contract charges                    2,062       11.640311            23,997
    Highest contract charges                        528       10.658106             5,631
    Remaining contract charges               15,240,175              --       172,165,475

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                0.40%              0.77%             (12.83)%
    Highest contract charges                  2.50%              0.57%             (14.88)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              0.51%              17.11%
    Highest contract charges                  2.50%              0.30%              14.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.37%               6.87%
    Highest contract charges                  2.49%              0.20%               4.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              0.40%              26.04%
    Highest contract charges                  2.46%                --               23.10%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              0.41%              49.46%
    Highest contract charges                  1.54%                --               40.67%
    Remaining contract charges                  --                 --                  --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2007  Lowest contract charges                0.95%              3.14%               0.19%
    Highest contract charges                  2.44%              2.70%              (1.49)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              2.62%              11.17%
    Highest contract charges                  2.45%              2.44%               9.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              2.19%               3.23%
    Highest contract charges                  2.44%              2.02%               1.48%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              2.10%               7.45%
    Highest contract charges                  2.42%                --                5.59%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              2.59%              16.25%
    Highest contract charges                  1.50%                --               12.74%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
 2007  Lowest contract charges                       24      $37.802907              $919
    Highest contract charges                      4,972       13.128762            65,272
    Remaining contract charges                4,717,838              --       165,618,206
 2006  Lowest contract charges                       24       31.564092               768
    Highest contract charges                      6,181       11.205826            69,260
    Remaining contract charges                5,540,619              --       163,953,765
 2005  Lowest contract charges                       24       24.892511               605
    Highest contract charges                      6,292        9.030912            56,819
    Remaining contract charges                6,922,375              --       162,667,332
 2004  Lowest contract charges                       24       22.940553               558
    Highest contract charges                      6,292        8.515380            53,576
    Remaining contract charges                7,976,143              --       174,607,982
 2003  Lowest contract charges                       24       18.899159               460
    Highest contract charges                      5,375        7.169279            38,538
    Remaining contract charges                9,216,184              --       168,310,662
PUTNAM VISTA
 2007  Lowest contract charges                   15,597       11.254275           175,532
    Highest contract charges                      1,049        6.512782             6,834
    Remaining contract charges                4,197,821              --        66,593,125
 2006  Lowest contract charges                   13,793       10.916573           150,571
    Highest contract charges                      1,123        6.429401             7,225
    Remaining contract charges                5,600,246              --        86,715,170
 2005  Lowest contract charges                    1,241       17.250467            21,407
    Highest contract charges                      1,117        6.248255             6,979
    Remaining contract charges                7,150,562              --       107,154,042
 2004  Lowest contract charges                    1,243       15.397890            19,139
    Highest contract charges                      1,015        5.706667             5,791
    Remaining contract charges                8,532,461              --       115,955,732
 2003  Lowest contract charges                    1,245       13.001775            16,190
    Highest contract charges                      5,502        4.934834            27,151
    Remaining contract charges                9,564,952              --       112,040,518

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
 2007  Lowest contract charges                0.42%              1.86%              19.77%
    Highest contract charges                  2.34%              1.81%              17.16%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.22%              3.06%              26.80%
    Highest contract charges                  2.35%              2.85%              24.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.19%              2.08%               8.51%
    Highest contract charges                  2.34%              1.88%               6.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.22%              2.38%              21.38%
    Highest contract charges                  2.35%              2.12%              18.78%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.39%              0.41%              24.50%
    Highest contract charges                  1.50%                --               19.40%
    Remaining contract charges                  --                 --                  --
PUTNAM VISTA
 2007  Lowest contract charges                0.95%                --                3.09%
    Highest contract charges                  2.44%                --                1.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%                --                4.72%
    Highest contract charges                  2.45%                --                2.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%                --               12.03%
    Highest contract charges                  2.45%                --                9.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%                --               18.43%
    Highest contract charges                  2.47%                --               15.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%                --               32.89%
    Highest contract charges                  1.54%                --               25.20%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VOYAGER
 2007  Lowest contract charges                      183      $31.387577            $5,739
    Highest contract charges                     10,965        6.766742            74,200
    Remaining contract charges               10,494,146              --       534,618,407
 2006  Lowest contract charges                      184       29.789395             5,477
    Highest contract charges                     10,965        6.575081            72,096
    Remaining contract charges               13,416,150              --       659,800,849
 2005  Lowest contract charges                    1,270       28.294845            35,941
    Highest contract charges                     11,616        6.394015            74,272
    Remaining contract charges               16,979,483              --       808,618,542
 2004  Lowest contract charges                    1,271       26.816148            34,094
    Highest contract charges                     12,085        6.202743            74,961
    Remaining contract charges               20,992,470              --       971,925,579
 2003  Lowest contract charges                    1,554       25.559686            39,714
    Highest contract charges                     18,568        6.057077           112,466
    Remaining contract charges               24,494,226              --     1,127,880,728
PUTNAM DISCOVERY GROWTH
 2007  Lowest contract charges                    8,570        6.809903            58,362
    Highest contract charges                      3,263        6.110869            19,941
    Remaining contract charges                1,138,454              --         7,467,886
 2006  Lowest contract charges                    8,571        6.221582            53,326
    Highest contract charges                      3,413        5.668226            19,345
    Remaining contract charges                1,054,789              --         6,342,214
 2005  Lowest contract charges                    8,572        5.643475            48,377
    Highest contract charges                      9,376        5.222078            48,961
    Remaining contract charges                1,250,006              --         6,858,232
 2004  Lowest contract charges                    8,647        5.296388            45,798
    Highest contract charges                      3,283        4.982603            16,356
    Remaining contract charges                1,663,030              --         8,614,698
 2003  Lowest contract charges                    5,394        4.963500            26,771
    Highest contract charges                      2,633        4.739479            12,479
    Remaining contract charges                1,921,235              --         9,380,228

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VOYAGER
 2007  Lowest contract charges                0.39%              0.03%               5.37%
    Highest contract charges                  2.49%                --                2.92%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              0.77%               5.28%
    Highest contract charges                  2.50%              0.11%               2.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.91%               5.51%
    Highest contract charges                  2.50%              0.67%               3.08%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              0.49%               4.92%
    Highest contract charges                  2.46%                --                2.44%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              0.64%              24.66%
    Highest contract charges                  1.55%                --               16.69%
    Remaining contract charges                  --                 --                  --
PUTNAM DISCOVERY GROWTH
 2007  Lowest contract charges                0.95%                --                9.46%
    Highest contract charges                  2.29%                --                7.81%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%                --               10.24%
    Highest contract charges                  2.30%                --                8.54%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%                --                6.55%
    Highest contract charges                  2.27%                --                4.81%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                6.71%
    Highest contract charges                  2.30%                --                5.13%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               31.14%
    Highest contract charges                  1.54%                --               23.62%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                       60      $16.900331            $1,012
    Highest contract charges                        685       15.762954            10,798
    Remaining contract charges                  515,431              --         8,606,615
 2006  Lowest contract charges                       58       18.863017             1,087
    Highest contract charges                        812       17.832854            14,497
    Remaining contract charges                  616,276              --        11,523,619
 2005  Lowest contract charges                       69       16.528392             1,137
    Highest contract charges                        336       15.869804             5,336
    Remaining contract charges                  500,779              --         8,227,454
 2004  Lowest contract charges                      126       15.228131             1,915
    Highest contract charges                        687       14.778449            10,152
    Remaining contract charges                  400,183              --         6,038,685
 2003  Lowest contract charges                      674       12.911612             8,706
    Highest contract charges                      8,173       12.825763           104,831
    Remaining contract charges                  165,491              --         2,139,916
PUTNAM EQUITY INCOME
 2007  Lowest contract charges                      128       16.816424             2,156
    Highest contract charges                        931       15.653414            14,579
    Remaining contract charges                2,711,819              --        45,079,549
 2006  Lowest contract charges                      133       16.452427             2,181
    Highest contract charges                      1,449       15.577171            22,580
    Remaining contract charges                2,836,181              --        46,238,746
 2005  Lowest contract charges                      183       13.975903             2,562
    Highest contract charges                      1,450       13.432298            19,479
    Remaining contract charges                2,732,800              --        37,941,466
 2004  Lowest contract charges                      270       13.445017             3,624
    Highest contract charges                      1,451       13.047057            18,928
    Remaining contract charges                2,267,799              --        30,219,617
 2003  Lowest contract charges                    8,072       12.041597            97,206
    Highest contract charges                      6,319       11.961480            75,581
    Remaining contract charges                1,310,391              --        15,802,067

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                0.83%                --              (10.41)%
    Highest contract charges                  2.45%                --              (11.74)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.88%              0.10%              14.13%
    Highest contract charges                  2.50%              0.06%              12.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.81%                --                8.54%
    Highest contract charges                  2.45%                --                7.38%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.98%              1.20%              17.33%
    Highest contract charges                  2.42%              0.37%              15.26%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.88%             10.77%              29.12%
    Highest contract charges                  1.53%              9.83%              28.26%
    Remaining contract charges                  --                 --                  --
PUTNAM EQUITY INCOME
 2007  Lowest contract charges                0.97%              1.33%               2.21%
    Highest contract charges                  2.49%              1.35%               0.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              1.45%              17.72%
    Highest contract charges                  2.45%              1.17%              15.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.92%              0.33%               3.95%
    Highest contract charges                  2.44%              0.97%               2.95%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.92%                --               11.08%
    Highest contract charges                  2.43%                --                9.11%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.88%              1.70%              20.42%
    Highest contract charges                  1.49%              2.60%              19.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE CAPITAL
 AND INCOME PORTFOLIO
 2007  Lowest contract charges                    8,261      $10.019402           $82,777
    Highest contract charges                        267       10.009280             2,670
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   71,475        1.334751            95,401
    Highest contract charges                      1,968        1.320766             2,599
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   95,679        1.202497           115,054
    Highest contract charges                      1,971        1.191681             2,349
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   79,888        1.180317            94,293
    Highest contract charges                      1,976        1.171456             2,315
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  139,768        1.100760           153,851
    Highest contract charges                      1,981        1.094146             2,167
    Remaining contract charges                       --              --                --
LEGG MASON PARTNERS VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2007  Lowest contract charges                   77,702        9.866295           766,633
    Highest contract charges                      1,160        9.855315            11,435
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  641,427        1.553472           996,439
    Highest contract charges                      7,477        1.537193            11,494
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  849,696        1.333798         1,133,324
    Highest contract charges                      7,493        1.321808             9,905
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  831,850        1.300004         1,081,408
    Highest contract charges                     48,439        1.290254            62,500
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  861,963        1.217162         1,049,148
    Highest contract charges                    300,081        1.209843           363,051
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LEGG MASON PARTNERS VARIABLE CAPITAL
 AND INCOME PORTFOLIO
 2007  Lowest contract charges                0.94%              1.27%               0.55%
    Highest contract charges                  1.04%              1.37%               0.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.78%              11.00%
    Highest contract charges                  1.54%              2.17%              10.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              2.12%               1.88%
    Highest contract charges                  1.57%              2.02%               1.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.41%              1.48%               7.23%
    Highest contract charges                  1.55%              1.87%               7.07%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%              2.52%              14.31%
    Highest contract charges                  1.57%              1.65%              14.13%
    Remaining contract charges                  --                 --                  --
LEGG MASON PARTNERS VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.03%              1.18%              (4.33)%
    Highest contract charges                  1.14%              1.32%              (4.43)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.27%              16.47%
    Highest contract charges                  1.55%              1.40%              16.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.88%               2.60%
    Highest contract charges                  1.56%              0.15%               2.45%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.54%               6.81%
    Highest contract charges                  1.56%              0.14%               6.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.26%              37.10%
    Highest contract charges                  1.50%              0.28%              36.90%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2007  Lowest contract charges                   68,534       $1.605919          $110,061
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   74,769        1.629638           121,846
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   84,725        1.493640           126,548
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   82,937        1.459055           121,010
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  149,332        1.331938           198,901
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LEGG MASON PARTNERS VARIABLE INVESTORS
 PORTFOLIO
 2007  Lowest contract charges                  281,091        1.485115           417,452
    Highest contract charges                      1,995        1.467299             2,927
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  357,345        1.449498           517,971
    Highest contract charges                      1,999        1.434265             2,866
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  444,930        1.242971           553,035
    Highest contract charges                      2,003        1.231762             2,467
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  463,500        1.183257           548,439
    Highest contract charges                      2,007        1.174341             2,358
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  512,311        1.087128           556,948
    Highest contract charges                      2,012        1.080564             2,174
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2007  Lowest contract charges                1.40%              6.91%              (1.46)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              5.23%               9.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              6.12%               2.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.41%              5.16%               9.54%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              8.63%              22.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LEGG MASON PARTNERS VARIABLE INVESTORS
 PORTFOLIO
 2007  Lowest contract charges                1.40%              1.07%               2.46%
    Highest contract charges                  1.54%              1.26%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.62%              16.62%
    Highest contract charges                  1.55%              1.68%              16.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.13%               5.05%
    Highest contract charges                  1.55%              1.22%               4.89%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.42%               8.84%
    Highest contract charges                  1.56%              1.50%               8.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.56%              30.49%
    Highest contract charges                  1.57%              1.44%              30.30%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

-------------------------------------------------------------------------------

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal first Preferred, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to .75%.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2007           2006           2005
                                                      (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,509         $3,113         $2,811
 Earned premiums                               983            547            449
 Net investment income                       3,048          2,728          2,569
 Net realized capital gains (losses)          (934)          (299)            75
                                          --------       --------       --------
                          TOTAL REVENUES     6,606          6,089          5,904
                                          --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,980          3,205          3,008
 Insurance expenses and other                1,192            853            798
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               515          1,175            945
 Dividends to policyholders                     11             22             37
                                          --------       --------       --------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,698          5,255          4,788
                                          --------       --------       --------
 Income before income tax expense              908            834          1,116
 Income tax expense                            168            103            207
                                          --------       --------       --------
                              NET INCOME      $740           $731           $909
                                          --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2007              2006
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at fair
  value (amortized cost of $46,208 and $43,846)        $45,611           $44,646
 Equity securities, available for sale, at fair
  value (cost of $763 and $267)                            722               275
 Equity securities, held for trading, at fair
  value                                                     --                 1
 Policy loans, at outstanding balance                    2,016             2,009
 Mortgage loans on real estate                           4,166             2,631
 Short-term investments                                    752               694
 Other investments                                       1,726             1,023
                                                   -----------       -----------
                                TOTAL INVESTMENTS       54,993            51,279
                                                   -----------       -----------
 Cash                                                      281               186
 Premiums receivable and agents' balances                   28                29
 Reinsurance recoverables                                1,730             1,393
 Deferred policy acquisition costs and present
  value of future profits                                8,393             7,334
 Goodwill                                                  186               186
 Other assets                                            1,348             1,120
 Separate account assets                               199,253           179,943
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
LIABILITIES
 Reserve for future policy benefits                     $9,396            $8,209
 Other policyholder funds                               42,377            40,191
 Consumer Notes                                            809               258
 Deferred income taxes                                     124               491
 Other liabilities                                       6,621             4,718
 Separate account liabilities                          199,253           179,943
                                                   -----------       -----------
                                TOTAL LIABILITIES      258,580           233,810
                                                   -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 10             --                --
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                          6                 6
 Capital surplus                                         2,888             2,586
 Accumulated other comprehensive income
  Net unrealized capital gains on securities, net
   of tax                                                 (469)              290
  Foreign currency translation adjustments                  --                 1
                                                   -----------       -----------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         (469)              291
                                                   -----------       -----------
 Retained earnings                                       5,207             4,777
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        7,632             7,660
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $266,212          $241,470
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                       NET               NET (LOSS)
                                                                    UNREALIZED            GAIN ON
                                                                  CAPITAL GAINS          CASH FLOW              FOREIGN
                                      COMMON                       (LOSSES) ON            HEDGING              CURRENCY
                                       STOCK         CAPITAL       SECURITIES,          INSTRUMENTS,          TRANSLATION
                                                     SURPLUS        NET OF TAX           NET OF TAX           ADJUSTMENTS
                                                                           (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------------
2007
Balance, December 31, 2006               $6          $2,586             $500                $(210)                  $1
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (832)
 Net gains on cash flow hedging
  instruments                                                                                  73
 Cumulative translation
  adjustments                                                                                                       (1)
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        302
Dividends declared
Cumulative effect of Accounting
 Changes, net of tax
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2007       $6          $2,888            $(332)               $(137)                $ --
                                        ---          ------           ------               ------                -----
2006
Balance, December 31, 2005               $6          $2,405             $577                $(113)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                                 (97)
 Cumulative translation
  adjustments                                                                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500                $(210)                  $1
                                        ---          ------           ------               ------                -----
2005
Balance, December 31, 2004               $6          $2,240           $1,124                $(184)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net gains on cash flow hedging
  instruments                                                                                  71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577                $(113)                 $(1)
                                        ---          ------           ------               ------                -----


                                                                TOTAL
                                        RETAINED            STOCKHOLDER'S
                                        EARNINGS                EQUITY
                                                 (IN MILLIONS)
----------------------------------  ---------------------------------------
2007
Balance, December 31, 2006               $4,777                 $7,660
                                                                ------
Comprehensive income
 Net income                                 740                    740
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (832)
 Net gains on cash flow hedging
  instruments                                                       73
 Cumulative translation
  adjustments                                                       (1)
                                                                ------
Total other comprehensive income                                  (760)
                                                                ------
 Total comprehensive income                                        (20)
Capital contribution from parent                                   302
Dividends declared                         (307)                  (307)
Cumulative effect of Accounting
 Changes, net of tax                         (3)                    (3)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2007       $5,207                 $7,632
                                         ------                 ------
2006
Balance, December 31, 2005               $4,463                 $7,337
                                                                ------
Comprehensive income
 Net income                                 731                    731
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
                                                                ------
Total other comprehensive income                                  (172)
                                                                ------
 Total comprehensive income                                        559
Capital contribution from parent                                   181
Dividends declared                         (417)                  (417)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2006       $4,777                 $7,660
                                         ------                 ------
2005
Balance, December 31, 2004               $4,064                 $7,249
                                                                ------
Comprehensive income
 Net income                                 909                    909
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net gains on cash flow hedging
  instruments                                                       71
                                                                ------
Total other comprehensive income                                  (476)
                                                                ------
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                         (510)                  (510)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2005       $4,463                 $7,337
                                         ------                 ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $448, $(42) and $(295) for the years ended December 31, 2007, 2006 and 2005, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(39), $(52) and $38 for the years ended December 31, 2007, 2006 and 2005, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(140), $(75), and $26 for the years ended December 31, 2007, 2006 and 2005, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $740            $731            $909
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               515           1,175             945
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,400)         (1,351)         (1,226)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses            1,187             836             129
 Reinsurance recoverables              (236)            (47)            177
 Receivables                            190              11              (3)
 Payables and accruals                  560             210             385
 Accrued and deferred income
  taxes                                (102)            340              36
 Net realized capital losses
  (gains)                               934             299             (75)
 Depreciation and amortization          438             404             239
 Other, net                            (267)            157            (228)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     $2,559          $2,765          $1,288
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              $15,892         $19,517         $19,727
 Equity securities,
  available-for-sale                    296             249              38
 Mortgage loans                         958             301             354
 Partnerships                           175              91             169
 Payments for the purchase of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              (18,780)        (22,017)        (21,511)
 Equity securities,
  available-for-sale                   (484)           (455)            (60)
 Mortgage loans                      (2,492)         (1,574)           (915)
 Partnerships                          (607)           (496)           (337)
 Change in policy loans, net             (6)            (39)            647
 Change in payables for
  collateral under securities
  lending, net                        1,306             788            (276)
 Change in all other, net              (587)           (713)           (193)
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES    $(4,329)        $(4,348)        $(2,357)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                32,396          26,991          25,383
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (30,433)        (26,687)        (24,888)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                  (606)          1,382             852
  Capital contributions                 270              --             129
  Dividends paid                      $(305)          $(300)          $(498)
  Proceeds from issuance of
   consumer notes                       551             258              --
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES     $1,873          $1,644            $978
                                  ---------       ---------       ---------
 Impact of foreign exchange              (8)              1              (1)
 Net (decrease) increase in cash         95              62             (92)
 Cash -- beginning of year              186             124             216
                                  ---------       ---------       ---------
 Cash -- end of year                   $281            $186            $124
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid During the Year
  for:
 Income taxes                          $125           $(163)           $149

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

THE COMPANY RECAPTURED AN INDEMNITY REINSURANCE ARRANGEMENT WITH HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY IN 2005. IN CONJUNCTION WITH THIS TRANSACTION, THE COMPANY RECORDED A NONCASH CAPITAL CONTRIBUTION OF $36 AND A RELATED EXTINGUISHMENT OF THE REINSURANCE RECOVERABLE LIABILITY.

THE COMPANY MADE NONCASH DIVIDENDS OF $2 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $20 FROM ITS PARENT COMPANY DURING 2007 RELATED TO THE GUARANTEED MINIMUM INCOME AND ACCUMULATION BENEFIT REINSURANCE AGREEMENTS WITH HARTFORD LIFE INSURANCE K.K. THE COMPANY MADE NONCASH DIVIDENDS OF $117 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $154 FROM ITS PARENT COMPANY DURING 2006 RELATED TO THE GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE AGREEMENT WITH HARTFORD LIFE INSURANCE K.K.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussions on variable interest entities see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; living benefits required to be fair valued; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefit of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

AMENDMENT OF FASB INTERPRETATION NO. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under master netting arrangements. The effect of applying FSP FIN 39-1 is recorded as a change in accounting principle through retrospective application. The effect on the consolidated balance sheet as of December 31, 2006 was a decrease of $171 in the derivative payable included in other liabilities, and corresponding decrease of $1 and $170, respectively, in other investments and derivative receivable included in other assets. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets". SFAS 155: (a) permits fair value remeasurement for any hybrid financial instrument (asset or liability) that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company began applying SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption on January 1, 2007.

ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS ("DAC") IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS 141's requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its consolidated financial statements.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, AN AMENDMENT OF ARB NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements" ("ARB 51"). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its consolidated financial statements.

CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE "INVESTMENT COMPANIES" AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1").

SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies ("the Guide"). This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP. The Company did not early adopt SOP 07-1. SOP 07-1 as currently issued is not expected to have an impact on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option: (a) may be applied instrument by instrument, with certain exceptions; (b) is irrevocable (unless a new election date occurs); and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

FAIR VALUE MEASUREMENTS

FAIR VALUE UNDER SFAS NO. 157

On January 1, 2008, the Company adopted SFAS 157, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). An exit price valuation will include margins for risk even if they are not observable. As the Company is released from risk, the margins for risk will also be released through net realized capital gains (losses) in net income. SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.
Level 3 Unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). Guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they may have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits "GMWB"), and as such are scoped out of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that do not meet the requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

GUARANTEED BENEFITS ACCOUNTED FOR UNDER SOP 03-1

The GMDBs issued by the Company and certain GMDBs reinsured by the Company are accounted for under SOP 03-1. In addition, the Company's GMWB "for life" allows policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive even if the guaranteed remaining balance ("GRB") is exhausted. Payments beyond the GRB are considered life contingent insurance benefits and are accounted for under SOP 03-1. Benefit guarantee liabilities accounted for under SOP 03-1, absent an unlocking event as described in the "Critical Accounting Estimates" within Management's Discussion and Analysis, do not result in a change in value that is immediately reflected in net income. Under SOP 03-1, the income statement reflects the current period increase in the liability due to the deferral of a percentage of current period revenues. The percentage is determined by dividing the present value of expected claims by the present value of expected revenues using best estimate assumptions over a range of market scenarios discounted at a rate consistent with that used in the Company's DAC models. Current period revenues are impacted by the actual increase or decrease in account value. Claims recorded against the liability have no immediate impact on the income statement unless those claims exceed the liability. Periodically, the Company unlocks its benefit assumptions, including the benefit deferral rate. The impact of this change is reflected in benefits, losses and loss adjustment expenses, in net income.

In the U.S., the Company sells variable annuity contracts that, in addition to the living benefits described above, offer various guaranteed death benefits. Declines in the equity market may increase the Company's net exposure to death benefits under these contracts. The Company's total gross exposure (i.e., before reinsurance) to these U.S. guaranteed death benefits is often referred to as the net amount at risk. However, the Company will incur these guaranteed death benefit payments in the future only if the policyholder has an in-the-money guaranteed death benefit at their time of death.

Effective July 31, 2006, an existing reinsurance agreement between a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") and Hartford Life, Insurance. KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"), was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB product and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured. Declines in equity markets as well as a strengthening of Japanese Yen in comparison to the U.S. dollar may increase the Company's exposure to these guaranteed benefits. For the guaranteed death benefits, the Company pays the greater of account value at death or a guaranteed death benefit which, depending on the contract, may be based upon the premium paid and/or the maximum anniversary value established no later than age 80, as adjusted for withdrawals under the terms of the contract.

The following table provides the account value, net amount at risk and reserve amount, at December 31, 2007, for each type of guaranteed death and living benefit sold by the Company that is accounted for under SOP 03-1:

                                 ACCOUNT        NET AMOUNT          SOP 03-1
                                VALUE (1)        AT RISK          RESERVE (2)
--------------------------------------------------------------------------------
U.S. Guaranteed Minimum Death
 Benefits                         $126,834         $5,106              $527
Guaranteed Minimum Death
 Benefits Assumed                   30,724            380                 4
Life Contingent Portion of
 "for Life" GMWBs                   10,272             (*)               (*)
                               -----------       --------            ------
                        TOTAL    $ 167,830        $ 5,486             $ 531
                               -----------       --------            ------

(1) Policies with "for Life" GMWB riders include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included this table and the SFAS 133 table below. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time) (See Note 8).

(2) Before reinsurance. The Company uses reinsurance to manage its exposure to the mortality and equity risk associated with GMDB. Reinsurance of GMDB is accounted for under SOP 03-1. After reinsurance, the net amount at risk for U.S. GMDB is $976. After reinsurance, the net SOP 03-1 reserve for U.S. GMDB is $202.

(*)  Amounts are insignificant at December 31, 2007.

GUARANTEED BENEFITS ACCOUNTED AT FAIR VALUE UNDER SFAS 133

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees collected from the contract holder. Those fees attributed are set equal to the present value of future claims expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract (the "Attributed Fees"). The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. For most of the Company's GMWB for life riders, the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value. The sum of the in-the-money and out-of-the-money contracts is comparable to net amount at risk.

Certain GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB product issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include a tiered reinsurance premium structure. The modified reinsurance agreement applies to all contracts, GMIBs in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are commonly controlled by The Hartford Financial Services Group, Inc. ("The Hartford").

The following table provides the account value, SFAS 133 fair value and GRB, at December 31, 2007, for each type of guaranteed living benefit liability sold or reinsured by the Company that is accounted for under SFAS 133, by rider fee:

                                                         (ASSET)           GUARANTEED
                                      ACCOUNT           LIABILITY           REMAINING
                                     VALUE (1)          FAIR VALUE           BALANCE
------------------------------------------------------------------------------------------
U.S. GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    46,088               553               34,622
NON-LIFE CONTINGENT PORTION OF
 "FOR LIFE" GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    10,272               154               10,230
REINSURED GUARANTEED LIVING
 BENEFITS
 Guaranteed Minimum Income
  Benefits                              16,289                72               15,297
 Guaranteed Minimum
  Accumulation Benefits                  2,734                (2)               2,768
                                     ---------            ------            ---------
  Subtotal                              19,023                70               18,065
                                     ---------            ------            ---------
                         TOTAL        $ 75,383             $ 777             $ 62,917
                                     ---------            ------            ---------

(1) "For life" GMWB policies, and their related account values, include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included in this SFAS 133 table and the SOP 03-1 table above. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time).

(2) The magnitude of the SFAS 133 fair value, at December 31, 2007, was highly dependent upon the size of the block of business for guaranteed living benefits that are required to be fair valued, and the market conditions at the date of valuation, in particular high implied volatilities and low risk-free interest rates. If implied volatilities were lower and risk-free interest rates were higher at December 31, 2007, the SFAS 133 fair value would have been lower and vice versa.

DERIVATIVES THAT HEDGE CAPITAL MARKETS RISK FOR GUARANTEED MINIMUM BENEFITS ACCOUNTED FOR AS DERIVATIVES

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB REINSURANCE

For all U.S. GMWB contracts in effect through July 2003, the Company entered into a reinsurance arrangement to offset its exposure to the GMWB for the remaining lives of those contracts. Substantially all of the Company's reinsurance capacity was utilized as of the third quarter of 2003. Substantially all U.S. GMWB riders sold since July 2003, are not covered by reinsurance.

CUSTOMIZED DERIVATIVES

In June and July of 2007, the Company entered into two customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3") and included in Other Assets in the Condensed Consolidated Balance Sheets.

OTHER DERIVATIVE INSTRUMENTS

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The following table provides the notional amount and SFAS 133 fair value at December 31, 2007, for each type of derivative asset held by the Company to hedge capital markets risk for guaranteed living benefit sold by the
Company:

                                          NOTIONAL              FAIR
                                           AMOUNT              VALUE
                                                   (IN MILLIONS)
--------------------------------------------------------------------------
Reinsurance                                  $6,579              $128
Customized Derivatives                       12,784                50
                                          ---------            ------
Other Derivative Instruments                  8,573               592
                                          ---------            ------
                                   TOTAL   $ 27,936             $ 770
                                          ---------            ------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157")

Fair values for GMWB embedded derivatives, reinsured GMIB and GMAB freestanding derivatives and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

PRE-SFAS 157 FAIR VALUE

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value is made for liabilities where no market observable transactions exist for that liability or similar liabilities, market risk margins are only included in the valuation if the margin is identifiable, measurable and significant. If a reliable estimate of market risk margins is not obtainable, the present value of expected future cash flows, discounted at the risk free rate of interest, may be the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value is calculated based on actuarial and capital market assumptions related to projected cashflows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cashflows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels are used. Estimating these cashflows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; three years of history for fund regression; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As GMWB obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value, Actively-Managed Volatility Adjustment, Credit Standing Adjustment, Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits, the related reinsurance and customized derivatives, required to be fair valued. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied index volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that GMWB obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that GMWB obligations are illiquid and have no market observable exit prices in the capital markets. The Market Illiquidity Premium was determined using inputs that are identified in customized derivative transactions that the Company has entered into to hedge GMWB related risks.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using the Company's long-term view on interest rates and volatility. The adverse assumptions incorporate adverse dynamic lapse behavior, greater utilization of the withdrawal features, and the potential for contract holders to shift their investment funds into more aggressive investments when allowed.

SFAS 157 TRANSITION

Pending the release and potential impact of adopting the proposed FASB Staff Position, "Measuring Liabilities under FASB Statement No. 157", if any, the Company expects the impact of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, to be recorded in the first quarter of 2008, will be a reduction to net income of $250-$350, after the effects of DAC amortization and income taxes. In addition, net realized capital gains and losses that will be recorded in 2008 and future years are also likely to be more volatile than amounts recorded in prior years. Furthermore, adoption of SFAS 157 will result in lower variable annuity fee income for new business issued in 2008 as fees attributed to the embedded derivative will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative.

The Company is still evaluating potential changes to its hedging program as a result of the adoption of SFAS 157. However, based on analysis to date, the Company does not expect significant changes in any of its hedging targets. The loss deferred in accordance with EITF 02-3 of $51 for the customized derivatives used to hedge a portion of the GMWB risk will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. The Company's adoption of SFAS 157 will not materially impact the fair values of other derivative instruments used to hedge guaranteed minimum benefits, as those instruments are composed primarily of Level 1 and Level 2 inputs and as a result, the Company was already using market observable transactions to value those hedging instruments. Additionally, the adoption of SFAS 157 will not have a significant impact on the fair values of the Company's other financial instruments.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholder's equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Other investments primarily consist of limited partnership interests and other alternative investments and derivatives instruments. Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives instruments are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: third party pricing service market prices, independent broker quotations or pricing matrices. Security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from third party pricing services with the remaining unpriced securities submitted to independent brokers for prices or lastly priced via a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the asset-backed securities ("ABS"), collaterized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") pricing are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2007 and 2006 primarily consisted of non-144A private placements and have an average duration of 4.7 and 5.0 years, respectively. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, the price received from the third party is adjusted accordingly.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2007 and 2006.

                                                                      PERCENTAGE                                   PERCENTAGE
                                                            2007       OF TOTAL                          2006       OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via third party pricing services         $35,892                    78.7%             $37,190                    83.3%
Priced via independent broker
 quotations                                       5,931                    13.0%               3,567                     8.0%
Priced via matrices                               3,526                     7.7%               3,810                     8.5%
Priced via other methods                            262                     0.6%                  79                     0.2%
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,611                   100.0%             $44,646                   100.0%
                                              ---------                 -------            ---------                 -------

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including assumptions and estimates, a market participant would utilize. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principle received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2007 and 2006, approximately 89% and 82% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 11% and 18%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB and GMAB products, which are discussed in the preceding paragraphs under "Accounting for Guaranteed Benefits Offered with Variable Annuities" section.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB and GMAB. The fair value of the GMWB, GMIB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, to determine the present value of expected future cash flows produced in the stochastic projection process. Changes in capital market assumptions can significantly change the value of the GMWB, GMIB, and GMAB. In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of SFAS 157, the Company will revise many of the assumptions used to value GMWB, GMIB and GMAB.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to transfer its risk of loss due to GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement is recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity, with respect to contracts issued after July 2003, and began hedging its exposure to the GMWB rider using a sophisticated program involving interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. During 2007, the Company also purchased customized derivative instruments to hedge capital market risks associated with GMWB. For the years ended December 31, 2007, 2006 and 2005, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB and GMAB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $283 loss, $26 loss and $46 loss, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure, after reinsurance, as of December 31, 2007, was $139. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2007 and 2006, the carrying value of the Company's DAC asset was $8.4 billion and $7.3 billion, respectively. At December 31, 2007, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $445, $1.0 billion and $550, respectively. At December 31, 2006, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $397, $769 and $483, respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2007, 2006 and 2005 was an increase to amortization of $0, $45 and $27, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current separate account return assumption is approximately 8% (after fund fees, but before mortality and expense charges). Beginning in 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior years where we used a single deterministic estimation.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly. During the third quarter of 2007 and the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits during the third quarter of each successive year.

Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as market, product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs.

UNLOCK RESULTS

During the third quarter of 2007 and the fourth quarter of 2006, the Company completed an annual, comprehensive study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses, hedging costs, and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the unlock during the third quarter of 2007 was as follows:

                                                               Unearned           Death             Sales
                                              DAC and           Revenue          Benefit          Inducement
                                                PVFP           Reserves        Reserves (1)         Assets          Total (2)
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                           $181              $(5)             $(4)               $9               $181
Retirement Plans                                   (9)              --               --                --                 (9)
Institutional                                       1               --               --                --                  1
Individual Life                                    24               (8)              --                --                 16
                                               ------            -----             ----              ----             ------
                                   TOTAL         $197             $(13)             $(4)               $9               $189
                                               ------            -----             ----              ----             ------

(1) As a result of the unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10,pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for variable annuities.

As a result of the unlock in the third quarter of 2007, the Company expects an immaterial change to total Company DAC amortization in 2008.

The after-tax impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter of 2006 was as follows:

                                                                   Unearned           Death             Sales
                                                  DAC and          Revenue           Benefit          Inducement
                                                   PVFP            Reserves       Reserves (1)          Assets        Total
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                              $(116)             $5              $(10)               $3          $(118)
Retirement Plans                                       20              --                --                --             20
Individual Life                                       (46)             30                --                --            (16)
                                                  -------            ----             -----              ----        -------
                                      TOTAL         $(142)            $35              $(10)               $3          $(114)
                                                  -------            ----             -----              ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2007, the Company believed individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 54%, before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for an unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's assumed foreign balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 3% and 3% as of December 31, 2007, 2006 and 2005, respectively, of total life insurance in-force. Dividends to policyholders were $11, $22 and $37 for the years ended December 31, 2007, 2006 and 2005, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

2. SEGMENT INFORMATION

The Company has four reporting segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code.

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, guaranteed minimum income benefit ("GMIB'), guaranteed minimum death benefit ("GMDB") and guaranteed minimum accumulation benefit ("GMAB") reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
 RETAIL
  Individual annuity:
   Individual variable annuity         $2,103         $1,835         $1,629
   Fixed / MVA Annuity                      1              3             (2)
  Other                                    --             --             --
                                     --------       --------       --------
  Total Retail                          2,104          1,838          1,627
 RETIREMENT PLANS
   401(k)                                 179            154            106
   403(b)/457                              50             45             43
                                     --------       --------       --------
  Total Retirement Plans                  229            199            149
 INSTITUTIONAL
   IIP                                  1,012            623            516
   PPLI                                   224            103            105
                                     --------       --------       --------
  Total Institutional                   1,236            726            621
 INDIVIDUAL LIFE
  Total Individual Life                   760            780            716
 OTHER                                    163            117            147
                                     --------       --------       --------
  Total Life premiums, fees, and
   other considerations                 4,492          3,660          3,260
  Net investment income                 3,048          2,728          2,569
 Net realized capital losses             (934)          (299)            75
                                     --------       --------       --------
                         TOTAL LIFE     6,606          6,089          5,904
                                     --------       --------       --------

NET INCOME (LOSS)                        2007          2006    2005
---------------------------------------------------------------------------------
 Retail                                    $663          $397  $480
 Retirement Plans                            53            94   73
 Institutional                                7            69  107
 Individual Life                            169           137  157
 Other                                     (152)           34   92
                                        -------       -------  ---
                      TOTAL NET INCOME     $740          $731  $909
                                        -------       -------  ---

                                         2007          2006          2005
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Retail                                    $815          $835          $934
 Retirement Plans                           355           326           311
 Institutional                            1,226           987           784
 Individual Life                            331           293           272
 Other                                      321           287           268
                                        -------       -------       -------
           TOTAL NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                                    $316          $913          $685
 Retirement Plans                            58            (4)           31
 Institutional                               23            32            32
 Individual Life                            117           235           198
 Other                                        1            (1)           (1)
                                        -------       -------       -------
             TOTAL AMORTIZATION OF DAC     $515        $1,175          $945
                                        -------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
Retail                                     $137          $(40)          $11
Retirement Plans                             14            35            22
Institutional                                (5)           26            49
Individual Life                              81            60            73
Other (1)                                   (59)           22            52
                                        -------       -------       -------
              TOTAL INCOME TAX EXPENSE     $168          $103          $207
                                        -------       -------       -------

                                                           DECEMBER 31,
                                                      2007              2006
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $135,244          $129,158
 Retirement Plans                                       28,157            24,596
 Institutional                                          77,990            65,897
 Individual Life                                        15,151            13,810
 Other                                                   9,670             8,009
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
DAC
 Retail                                                 $5,182            $4,561
 Retirement Plans                                          658               543
 Institutional                                             143               111
 Individual Life                                         2,411             2,119
 Other                                                      (1)               --
                                                   -----------       -----------
                                        TOTAL DAC       $8,393            $7,334
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $944              $845
 Retirement Plans                                          333               357
 Institutional                                           6,657             5,711
 Individual Life                                           685               575
 Other                                                     777               721
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $9,396            $8,209
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,391           $15,008
 Retirement Plans                                        5,591             5,544
 Institutional                                          12,455            11,401
 Individual Life                                         5,210             4,845
 Other                                                   3,730             3,393
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $42,377           $40,191
                                                   -----------       -----------

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities (1)                     $2,710        $2,459        $2,275
Policy loans                                132           140           142
Mortgage loans on real estate               227           126            64
Other investments                            35            53           125
Gross investment income                   3,104         2,778         2,606
Less: Investment expenses                    56            50            37
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                          $(248)        $(105)          $57
Equity securities                           (46)           (3)            8
Foreign currency transaction
 remeasurements                             102            18           157
Derivatives and other (2)                  (742)         (209)         (147)
                                        -------       -------       -------
   NET REALIZED CAPITAL GAINS (LOSSES)    $(934)        $(299)          $75
                                        -------       -------       -------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(597)         $800          $986
Equity securities                           (42)            8             7
Net unrealized gains credited to
 policyholders                                3            (4)           (9)
                                        -------       -------       -------
Net unrealized gains                       (636)          804           984
Deferred income taxes and other items      (304)          304           407
                                        -------       -------       -------
Net unrealized gains (losses), net of
 tax -- end of year                        (332)          500           577
Net unrealized gains, net of tax --
 beginning of year                          500           577         1,124
                                        -------       -------       -------
        CHANGE IN UNREALIZED LOSSES ON
         AVAILABLE-FOR-SALE SECURITIES    $(832)         $(77)        $(547)
                                        -------       -------       -------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2007
                                                                      GROSS                     GROSS
                                           AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                             COST                     GAINS                    LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                           $7,602                      $24                     $(519)              $7,107
CMOs
 Agency backed                                   793                       18                        (3)                 808
 Non-agency backed                               411                        4                        (2)                 413
Commercial mortgage-backed
 securities ("CMBS")                          11,515                      159                      (572)              11,102
Corporate                                     21,928                      807                      (571)              22,164
Government/Government agencies
 Foreign                                         465                       35                        (2)                 498
 United States                                   516                       14                        (1)                 529
MBS                                            1,750                       15                       (15)               1,750
States, municipalities and political
 subdivisions                                  1,226                       32                       (20)               1,238
Redeemable preferred stock                         2                        2                        (2)                   2
                                           ---------                 --------                 ---------            ---------
              TOTAL FIXED MATURITIES         $46,208                   $1,110                   $(1,707)             $45,611
                                           ---------                 --------                 ---------            ---------

                                                                      AS OF DECEMBER 31, 2006
                                                                        GROSS                    GROSS
                                             AMORTIZED                UNREALIZED              UNREALIZED             FAIR
                                               COST                     GAINS                   LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                             $6,170                      $38                    $(41)              $6,167
CMOs
 Agency backed                                     778                        8                      (5)                 781
 Non-agency backed                                  76                       --                      --                   76
Commercial mortgage-backed securities
 ("CMBS")                                       10,806                      146                     (71)              10,881
Corporate                                       21,982                      911                    (206)              22,687
Government/Government agencies
 Foreign                                           568                       44                      (4)                 608
 United States                                     542                        2                      (5)                 539
MBS                                              1,808                        6                     (31)               1,783
States, municipalities and political
 subdivisions                                    1,114                       23                     (15)               1,122
Redeemable preferred stock                           2                       --                      --                    2
                                             ---------                 --------                 -------            ---------
                TOTAL FIXED MATURITIES         $43,846                   $1,178                   $(378)             $44,646
                                             ---------                 --------                 -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2007 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                                 $767                  $805
Over one year through five years                7,389                 7,675
Over five years through ten years               6,041                 5,994
Over ten years                                 21,455                21,059
Subtotal                                       35,652                35,533
ABS, MBS, and CMOs                             10,556                10,078
                                            ---------             ---------
                               TOTAL          $46,208               $45,611
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage- and asset-backed securities which is why ABS, MBS, and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $12,415         $16,159         $15,784
Gross gains                             246             210             302
Gross losses                           (135)           (230)           (218)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $296            $249             $38
Gross gains                              12               5               8
Gross losses                             (7)             (5)             --
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholder's equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer including multiple investment grade tranches of the same security as of December 31, 2007 were Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties and PARCS-R and as of December 31, 2006 were Wachovia Bank Commercial Mortgage Trust, General Electric Company, and Citigroup, Inc., which each comprise less than 1.0%, of total invested assets. Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties, and PARCS-R include multiple investment grade tranches.

The Company's largest three exposures by sector, as of December 31, 2007 and 2006, were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 10%, respectively, for 2007 and 26%, 13% and 8%, respectively, for 2006, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2007 and 2006, the largest concentrations were in California, Oregon, and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                                                       2007
                                 LESS THAN 12 MONTHS                                           12 MONTHS OR MORE
                   AMORTIZED             FAIR            UNREALIZED          AMORTIZED                FAIR           UNREALIZED
                      COST              VALUE              LOSSES            COST                    VALUE             LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
ABS                   $6,271             $5,789              $(482)                  $497                460              $(37)
CMOs
 Agency
  backed                 270                268                 (2)                    60                 59                (1)
 Non-agency
  backed                  97                 96                 (1)                    33                 32                (1)
CMBS                   5,493              5,010               (483)                 1,808              1,719               (89)
Corporate              8,354              7,920               (434)                 2,554              2,417              (137)
Government/Government
 agencies
 Foreign                  86                 84                 (2)                    43                 43                --
 United
  States                 136                135                 (1)                     7                  7                --
MBS                       49                 48                 (1)                   760                746               (14)
States,
municipalities
 and
 political
 subdivisions            383                373                (10)                   189                179               (10)
Redeemable
 preferred
 stock                     4                  2                 (2)                    --                 --                --
                    --------           --------           --------                -------           --------           -------
  TOTAL FIXED
   MATURITIES         21,143             19,725             (1,418)                 5,951              5,662              (289)
Common stock             106                102                 (4)                    --                 --                --
Non-redeemable
 preferred
 stock                   509                463                (46)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
 TOTAL EQUITY            615                565                (50)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
        TOTAL
  TEMPORARILY
     IMPAIRED
   SECURITIES        $21,758            $20,290            $(1,468)                $5,971             $5,681             $(290)
                    --------           --------           --------                -------           --------           -------

                                                  2007
                                                  TOTAL
                           AMORTIZED              FAIR              UNREALIZED
                             COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------
ABS                           $6,768               $6,249                $(519)
CMOs
 Agency backed                   330                  327                   (3)
 Non-agency backed               130                  128                   (2)
CMBS                           7,301                6,729                 (572)
Corporate                     10,908               10,337                 (571)
Government/Government
 agencies
 Foreign                         129                  127                   (2)
 United States                   143                  142                   (1)
MBS                              809                  794                  (15)
States,
 municipalities and
 political
 subdivisions                    572                  552                  (20)
Redeemable preferred
 stock                             4                    2                   (2)
                           ---------            ---------            ---------
         TOTAL FIXED
          MATURITIES          27,094               25,387               (1,707)
Common stock                     106                  102                   (4)
Non-redeemable
 preferred stock                 529                  482                  (47)
                           ---------            ---------            ---------
        TOTAL EQUITY             635                  584                  (51)
                           ---------            ---------            ---------
   TOTAL TEMPORARILY
 IMPAIRED SECURITIES         $27,729              $25,971              $(1,758)
                           ---------            ---------            ---------

As of December 31, 2007, fixed maturities, comprised of approximately 2,920 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The remaining 3% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than six months. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 1,850 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 81% were securities priced at or greater than 90% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and corporate securities in the financial services sector, of which 78% had a credit rating of A or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 1,160 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the financial services sector and ABS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements, and changes in interest rates.

CORPORATE -- Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.2 billion and $2.6 billion as of December 31, 2007 and 2006, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type. At December 31, 2007 and 2006, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2007 and 2006.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                         CARRYING VALUE            PERCENT OF TOTAL        CARRYING VALUE            PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
East North Central              $101                        2.4%                   $94                        3.6%
East South Central                --                         --                     --                         --
Middle Atlantic                  503                       12.1%                   470                       17.9%
Mountain                         101                        2.4%                    24                        0.9%
New England                      348                        8.4%                   166                        6.3%
Pacific                          959                       23.0%                   523                       19.9%
South Atlantic                   749                       18.0%                   551                       20.9%
West North Central                25                        0.6%                     6                        0.2%
West South Central               179                        4.3%                   100                        3.8%
Other (1)                      1,201                       28.8%                   697                       26.5%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                      CARRYING VALUE               PERCENT OF TOTAL     CARRYING VALUE               PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Industrial                      $424                       10.2%                  $298                       11.3%
Lodging                          424                       10.2%                   413                       15.7%
Agricultural                     236                        5.7%                    58                        2.2%
Multifamily                      708                       17.0%                   250                        9.5%
Office                         1,550                       37.2%                 1,130                       43.0%
Retail                           702                       16.8%                   352                       13.4%
Other                            122                        2.9%                   130                        4.9%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the accompanying consolidated financial statements.

                                     DECEMBER 31, 2007                                     DECEMBER 31, 2006
                    CARRYING                           MAXIMUM EXPOSURE   CARRYING                           MAXIMUM EXPOSURE
                    VALUE (1)       LIABILITY (2)         TO LOSS (3)     VALUE (1)       LIABILITY (2)         TO LOSS (3)
------------------------------------------------------------------------------------------------------------------------------
Collateralized
 loan obligations
 ("CLOs") and
 other funds (4)        $359             $199                 $171            $296             $167                 $136
Limited
 partnerships            309              121                  150             103               15                   75
Other investments
 (5)                      65               --                   81              --               --                   --
                       -----            -----                -----           -----            -----                -----
         TOTAL (6)      $733             $320                 $402            $399             $182                 $211
                       -----            -----                -----           -----            -----                -----

(1) The carrying value of CLOs and other funds and Other investments is equal to fair value. Limited partnerships are accounted for under the equity method.

(2) Creditors have no recourse against the Company in the event of default by the VIE.

(3) The maximum exposure to loss does not include changes in fair value or the Company's proportionate shares of earnings associated with limited partnerships accounted for under the equity method. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the carrying value was $413 and $217, respectively. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the Comany's initial co-investment or amortized cost basis was $402 and $211, respectively.

(4) The Company provides collateral management services and earns a fee associated with these structures.

(5) Other investments include investment structures that are backed by preferred securities.

(6) As of December 31, 2007 and 2006, the Company had relationships with six and four VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2007, the Company held variable interests in four VIEs, where the Company is not the primary beneficiary and as a result, these are not consolidated by the Company. As of December 31, 2007, these VIEs included two collateralized bond obligations and two CLOs which are managed by HIMCO. These investments have been held by the Company for a period of one year. The maximum exposure to loss consisting of the Company's investments based on the amortized cost of the non-consolidated VIEs was approximately $100 as of December 31, 2007 For the year ended December 31, 2007 the Company recognized $1 of the maximum exposure to loss representing an other-than-temporary impairment recorded as a realized capital loss.

HIMCO is the collateral manager for four market value CLOs (included in the VIE discussion above) that invest in senior secured bank loans through total return swaps. For two of the CLOs, the Company has determined it is the primary beneficiary and accordingly consolidates the transactions. The maximum exposure to loss for these two consolidated CLOs, which is included in the "Collateral loan obligations and other funds" line in the table above, is $74 of which the Company has recognized a realized capital loss of $19. The Company is not the primary beneficiary for the remaining two CLOs, but maintains a significant involvement in the transactions. The maximum exposure to loss for these remaining two CLOs, included in the $100 in the preceding paragraph, is $14. The CLOs have triggers that allow the total return swap counterparty to terminate the transactions if the fair value of the aggregate referenced bank loan portfolio declines below a stated level.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options to achieve one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                         ASSET VALUES        LIABILITY VALUES
                                       2007         2006     2007          2006
--------------------------------------------------------------------------------
Other investments                       $446         $271      $ --         $ --
Reinsurance recoverables                 128           --        --           22
Other policyholder funds and
 benefits payable                          2          172       801           --
Consumer notes                            --           --         5            1
Other liabilities                         --           --       354          589
                                      ------       ------  --------       ------
                               TOTAL    $576         $443    $1,160         $612
                                      ------       ------  --------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2007 and 2006. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2007 and 2006.

                                                                                                            HEDGE
                                                                                                      INEFFECTIVENESS,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily used
 to convert interest receipts on
 floating-rate fixed maturity securities
 to fixed rates. These derivatives are
 predominantly used to better match cash
 receipts from assets with cash
 disbursements required to fund
 liabilities.
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed investment
 contract payments to a fixed rate to
 better match the cash receipts earned
 from the supporting investment
 portfolio.                                    $4,019          $4,560      $73          $(19)           $1             $(8)
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash flows
 associated with certain foreign
 denominated fixed maturity investments
 to U.S. dollars. The foreign fixed
 maturities are primarily denominated in
 euros and are swapped to minimize cash
 flow fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to convert
 foreign denominated cash flows
 associated with certain liability
 payments to U.S. dollars in order to
 minimize cash flow fluctuations due to
 changes in currency rates.                     1,226           1,420     (269)         (318)           (1)             (4)
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.            3,594           3,303      (38)            7            --              --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed rate
 liabilities due to changes in foreign
 currency rates.                                  696             492       25            (9)           --              --
                                          -----------       ---------  -------       -------       -------       ---------
   TOTAL CASH-FLOW AND FAIR-VALUE HEDGES       $9,535          $9,775    $(209)        $(339)         $ --            $(12)
                                          -----------       ---------  -------       -------       -------       ---------

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT AND/OR RISK MANAGEMENT
 ACTIVITIES
Interest rate swaps, caps and floors
 The Company uses interest rate swaps,
 caps and floors to manage duration risk
 between assets and liabilities in
 certain portfolios. In addition, the
 Company enters into interest rate swaps
 to terminate existing swaps in hedging
 relationships, thereby offsetting the
 changes in value of the original swap.        $6,666          $4,911     $ --          $(15)          $15            $(27)
Interest rate forwards
 The Company uses interest rate forwards
 to replicate the purchase of
 mortgage-backed securities to manage
 duration risk and liquidity.                      --             644       --            (4)           (1)              5
Foreign currency swaps and forwards
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments.                                     199             162       (8)          (11)           (5)             (7)
Credit default and total return swaps
 The Company enters into credit default
 swap agreements in which the Company
 assumes credit risk of an individual
 entity, referenced index or asset pool.
 These contracts entitle the Company to
 receive a periodic fee in exchange for
 an obligation to compensate the
 derivative counterparty should a credit
 event occur on the part of the
 referenced security issuers. The
 maximum potential future exposure to
 the Company is the notional value of
 the swap contracts, which is $1,202 and
 $786, after-tax, as of December 31,
 2007 and 2006, respectively.                   1,849           1,209     (235)          (92)          (83)             20
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific index
 or collateral portfolio. The maximum
 potential future exposure to the
 Company for the credit index swaps is
 the notional value and for the total
 return swaps is the cash collateral
 associated with the transaction, which
 has termination triggers that limit
 investment losses. As of December 31,
 2007 and 2006, the maximum potential
 future exposure to the Company from
 such contracts is $639 and $707,
 after-tax, respectively.                       1,731           1,629      (62)            1           (48)              1

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
 The Company enters into credit default
 swap agreements, in which the Company
 reduces credit risk to an individual
 entity. These contracts require the
 Company to pay a derivative
 counterparty a periodic fee in exchange
 for compensation from the counterparty
 should a credit event occur on the part
 of the referenced security issuer. The
 Company entered into these agreements
 as an efficient means to reduce credit
 exposure to specified issuers or
 sectors.                                      $3,494          $1,882      $56           $(8)          $38             $(6)
Yen fixed annuity hedging instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and yen
 interest rate exposures associated with
 the yen denominated individual fixed
 annuity product. The associated
 liability is adjusted for changes in
 spot rates which was $(66) and $12,
 after-tax, as of December 31, 2007 and
 2006, respectively, and offsets the
 derivative.                                    1,849           1,869     (115)         (225)           34             (64)
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider. The
 GMWB is a bifurcated embedded
 derivative that provides the
 policyholder with a GRB if the account
 value is reduced to zero through a
 combination of market declines and
 withdrawals. The GRB is generally equal
 to premiums less withdrawals. The
 policyholder also has the option, after
 a specified time period, to reset the
 GRB to the then-current account value,
 if greater. The notional value of the
 embedded derivative is the GRB balance.
 For a further discussion, see the
 Derivative Instruments section of Note
 2.                                            44,852          37,769     (707)           53          (430)             79
GMWB reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMWB embedded derivative for the lives
 of the host variable annuity contracts.
 The notional amount of the reinsurance
 contracts is the GRB amount.                   6,579           7,172      128           (22)           83             (19)
GMWB hedging instruments
 The Company enters into derivative
 contracts to economically hedge
 exposure to the volatility associated
 with the portion of the GMWB
 liabilities which are not reinsured.
 These derivative contracts include
 customized swaps, interest rate swaps
 and futures, and equity swaps, put and
 call options, and futures, on certain
 indices including the S&P 500 index,
 EAFE index, and NASDAQ index.                 21,357           8,379      642           346           167             (77)

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum benefit product
 reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives for
 the lives of the host variable annuity
 contracts. The reinsurance contracts
 are accounted for as free-standing
 derivative contracts. The notional
 amount of the reinsurance contracts is
 the yen denominated GRB balance value
 converted at the year-end yen to U.S.
 dollar foreign spot exchange rate.           $18,065         $11,304     $(70)         $119         $(101)           $(35)
Equity index swaps and options
 The Company offers certain equity
 indexed products, which may contain an
 embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition, the
 Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.                            149              25      (22)           (1)            1              --
Statutory reserve hedging instruments
 The Company purchases one and two year
 S&P 500 put option contracts to
 economically hedge the statutory
 reserve impact of equity risk arising
 primarily from GMDB and GMWB
 obligations against a decline in the
 equity markets.                                  661           2,220       18            29           (14)             (9)
Coinsurance and modified coinsurance
 reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance with
 funds withheld and modified coinsurance
 reinsurance agreement ("Agreement")
 with an affiliate reinsurance company
 to provide statutory surplus relief for
 certain life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative.                                      655              --       --            --            --              --
      TOTAL OTHER INVESTMENT AND/OR RISK
                   MANAGEMENT ACTIVITIES     $108,106         $79,175    $(375)         $170         $(344)          $(139)
                                          -----------       ---------  -------       -------       -------       ---------
                   TOTAL DERIVATIVES (1)     $117,641         $88,950    $(584)        $(169)        $(344)          $(151)
                                          -----------       ---------  -------       -------       -------       ---------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, of derivatives held for other investment and/or risk management activities.

The increase in notional amount since December 31, 2006, is primarily due to an increase in embedded derivatives associated with the GMWB rider, an increase in the related GMWB hedging derivatives, and an increase in the guaranteed minimum benefit riders reinsured from a related party. The Company offers certain variable annuity products with a GMWB rider, which is accounted for as an embedded derivative. For further discussion on the GMWB rider, refer to Note 8 of Notes to Consolidated Financial Statements. For further discussion of the internal reinsurance of the guaranteed minimum benefit riders, including GMIB and GMAB products, which are accounted for as free standing derivatives, refer to Note 8 and Note 16 of Notes to Consolidated Financial Statements.

The increase in notional of GMWB embedded derivatives is primarily due to additional product sales. The increase in notional of GMWB hedging derivatives primarily related to two customized swap contracts that were entered into during 2007 to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. As of December 31, 2007, these swaps had a notional value of $12.8 billion and a market value of $50. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" and included in Other Assets in the Condensed Consolidated Balance Sheets. The deferred loss of $51 will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses).

The increase in notional of the reinsurance of guaranteed minimum benefit riders is primarily due GMIB product sales as well as depreciation of the U.S. dollar compared to the yen. Also contributing to the increase is a new reinsurance agreement entered into effective September 30, 2007, related to the GMAB rider, which is also accounted for as a free-standing derivative.

The decrease in net fair value of derivative instruments since December 31, 2006, was primarily related to GMWB related derivatives, the internal reinsurance contract associated with GMIB, and credit derivatives, partially offset by the Japanese fixed annuity hedging instruments, interest rate derivatives, and foreign currency swaps. The GMWB related derivatives decreased in value primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices as well as those to reflect newly reliable market inputs for volatility. The internal reinsurance contract associated with GMIB decreased in value primarily as a result of liability model refinements, a decrease in interest rates, and changes in equity volatility levels. Credit derivatives, including credit default swaps, credit index swaps, and bank loan total return swaps, declined in value due to credit spreads widening. Credit spreads widened primarily due to the deterioration in the U.S. housing market, tightened lending conditions, the market's flight to quality securities, as well as increased likelihood of a U.S. recession. The Japanese fixed annuity contract hedging instruments increased in value primarily due to appreciation of the Japanese yen in comparison to the U.S. dollar. Interest rate derivatives increased in value primarily due to the decline in interest rates. The fair value of foreign currency swaps hedging foreign bonds increased primarily as a result of the sale of certain swaps that were in loss positions due to the weakening of the U.S. dollar in comparison to certain foreign currencies.

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment ("non-qualifying strategies"), including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2007 and 2006, these non-qualifying strategies resulted in after-tax net losses of $(344) and $(139), respectively. For the year ended December 31, 2007, net losses were primarily comprised of net losses on the GMWB related derivatives, net losses on credit derivatives, and net losses associated with the internal reinsurance of GMIB. The net losses on the GMWB rider embedded derivatives were primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility. The net losses on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, were due to credit spreads widening. The net losses associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in equity volatility levels. For the year ended December 31, 2006, losses were largely comprised of losses on the reinsurance of GMIB, net losses on GMWB rider and hedging derivatives primarily driven by modeling refinements, net losses on interest rate derivatives due to an increase in interest rates, and net losses on the Japanese fixed annuity hedging instruments primarily due to an increase in Japan interest rates.

As of December 31, 2007 and 2006, the after-tax deferred net (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(16) and $(8), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. For the year ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2005, after-tax net gains (losses) representing the total ineffectiveness of all cash-flow hedges was $(6) and fair-value hedges was $2, while there were no net gains (losses) on net investment hedges.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the fair value of the loaned securities was approximately $2.1 billion and $1.6 billion, respectively, and was included in fixed maturities, equities, available for sale, and short-term investments in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $6 and $2 for the years ended December 31, 2007 and 2006, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged having a fair value of $355 and $441, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2007 and 2006, were as follows:

                                            2007      2006
------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                             $4        $3
CMO                                             21        --
CMBS                                           244       169
Corporate                                    1,554     1,339
MBS                                            221       152
Government/Government Agencies
 Foreign                                        14         4
 United States                                 303       327
Short-term                                       1        --
Preferred stock                                 53        --
                                          --------  --------
                                   TOTAL    $2,415    $1,994
                                          --------  --------

As of December 31, 2007 and 2006, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $3.3 billion and $1.8 billion, respectively. At December 31, 2007 and 2006, cash collateral of $3.1 billion and $1.6 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount predominately recorded in other liabilities. At December 31, 2007 and 2006, cash received from derivative counterparties of $175 and $109, respectively, was netted against the derivative assets values in accordance with FSP FIN 39-1 and recorded in other assets. For further discussion on the adoption of FSP FIN 39-1, see Note 2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred no counterparty default for the years ended December 31, 2007 and 2006. As of December 31, 2007 and 2006, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2007 and 2006, the fair value of securities on deposit was approximately $14 and $9, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans and short-term investments, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2007 and 2006 were as follows:

                                        2007                          2006
                               CARRYING            FAIR       CARRYING          FAIR
                                AMOUNT             VALUE       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                $45,611          $45,611      $44,646          $44,646
 Equity securities                   722              722      276              276
 Policy loans                      2,016            2,016      2,009            2,009
 Mortgage loans on real
  estate                           4,166            4,169      2,631            2,619
 Short-term investments              752              752      694              694
 Other investments (1)               480              480      273              273
LIABILITIES
 Other policyholder funds
  and benefits payable
  (2)                            $15,148          $15,097      $13,931          $13,186
 Consumer notes                      809              814      258              260
                               ---------          -------      --                --

(1) 2007 and 2006 includes $446 and $271 of derivative related assets, respectively.

(2) Excludes universal life insurance contracts, including corporate owned life insurance.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2007and 2006, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2007, the Company's policy for the largest amount retained on any one life doubled from $5 to $10 compared to the corresponding 2006 and 2005 periods.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,173         $4,360         $4,019
Reinsurance assumed                        13             19             39
Reinsurance ceded                        (694)          (719)          (798)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,492         $3,660         $3,260
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.

In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $285, $241 and $378 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company also assumes reinsurance from other insurers.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $132, $166 and $130 in 2007, 2006 and 2005, respectively, and accident and health premium of $243, $259 and $221, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2007           2006           2005
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 7,334        $ 7,101        $ 6,453
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                (20)            --             --
BALANCE, JANUARY 1, AS ADJUSTED         7,314          7,101          6,453
Capitalization                          1,400          1,351          1,226
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (817)        (1,033)          (945)
AMORTIZATION -- UNLOCK, PRE-TAX (1)       302           (142)            --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other             194             57            367
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $8,393         $7,334         $7,101
                                     --------       --------       --------

(1) For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the years ended December 31,
--------------------------------------------------------------------------------
2008                                                                         $27
2009                                                                         $27
2010                                                                         $25
2011                                                                         $23
2012                                                                         $22
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2007 and December 31, 2006, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2007 and 2006.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2007, 2006 and 2005 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued or reinsured by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that your policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007         $531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006          $ 158                 5
Incurred                                           130                 2
Unlock                                             294                --
Paid                                              (106)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2006         $476                 7
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006. The reinsurance recoverable asset related to the UL Secondary Guarantees was $6 as of December 31, 2006.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the SOP 03-1 liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock Results in Note 1, the Company unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2007 and the fourth quarter of 2006.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2007:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8% after fund fees, but before mortality and expense charges; it varies by asset class with a low of 3% for cash and a high of 11% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2007.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 13%, with an average of 11%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.50% for issue year 2005 & 2006, and discount rate of 4.25% for issue year 2007.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 3% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies is 0.4%.

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2007

                                                                                           RETAINED          WEIGHTED AVERAGE
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT          ATTAINED AGE OF
                                                        VALUE          AT RISK             AT RISK               ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
Maximum anniversary value (MAV) (1)
MAV only                                                 $47,463         $3,557               $419                   65
With 5% rollup (2)                                         3,360            285                 67                   64
With Earnings Protection Benefit Rider (EPB) (3)           5,463            530                 85                   62
With 5% rollup & EPB                                       1,333            155                 30                   64
Total MAV                                                 57,619          4,527                601
Asset Protection Benefit (APB) (4)                        42,489            446                242                   62
Lifetime Income Benefit (LIB) (5)                         10,273             25                 25                   62
Reset (6) (5-7 years)                                      6,132             80                 80                   66
Return of Premium (7)/Other                               10,321             28                 28                   54
                                                     -----------       --------             ------                  ---
                                              TOTAL     $126,834         $5,106               $976                   63
                                                     -----------       --------             ------                  ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value or MAV, net premiums paid, or a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allow policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive. Through this feature, the policyholder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB and GMAB reinsurance represent free-standing derivatives and are carried at fair value and reported in other policyholder funds. See Note 16 for additional disclosure concerning reinsurance agreements. The fair value of the GMWB obligation, as well as the GMIB and GMAB obligations, assumed from a related party are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based primarily on a blend of observed market

"implied volatility"; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts. During, the second quarter of 2007, the Company reflected newly reliable market inputs for volatility on Standard and Poor's ("S&P") 500, National Association of Securities Dealers Automated Quotations ("NASDAQ") and Europe, Australasia and Far East ("EAFE") index options.

As of December 31, 2007 and December 31, 2006, the embedded derivative (liability) asset recorded for GMWB, before reinsurance or hedging, was $(707) and $53, respectively. During 2007, 2006 and 2005 the change in value of the GMWB, before reinsurance and hedging, reported in realized gains (losses) was $(661), $121and ($64), respectively. Included in the realized gain (loss) for the years ended December 31, 2007 and 2006 were liability model refinements, changes in policyholder behavior assumptions and changes in other assumptions to reflect newly reliable market inputs for volatility of a net $(234) and $(2), respectively.

As of December 31, 2007 and 2006, $46.3 billion, or 82%, and $37.3 billion, or 77%, respectively, of account value representing substantially all of the contracts written after July 2003 with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established a risk management strategy. During the second and third quarter of 2007, as part of the Company's risk management strategy, the Company purchased two customized swap contracts which hedge certain capital market risk components for the remaining term of certain blocks of the non-reinsured GMWB riders. As of December 31, 2007, these swaps had a notional value of $12.8 billion. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. The Company also uses other derivative instruments to hedge its unreinsured GMWB exposure including interest rate futures, S&P 500 and NASDAQ index options and futures contracts and EAFE Index swaps to hedge GMWB exposure to international equity markets. The total (reinsured and unreinsured) GRB as of December 31, 2007 and 2006 was $44.8 billion and $37.8 billion, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, after reinsurance, as of December 31, 2007 and 2006, was $139 and $8, respectively. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                      AS OF                      AS OF
                                  DECEMBER 31,               DECEMBER 31,
                                      2007                       2006
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $109,354                   $104,687
Cash and cash equivalents                9,975                      8,931
                                   -----------                -----------
                     TOTAL            $119,329                   $113,618
                                   -----------                -----------

As of December 31, 2007, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2007         2006
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $397         $359
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                      (1)          --
BALANCE, JANUARY 1, AS ADJUSTED                            396          359
Sales inducements deferred                                  97           84
Unlock                                                     (15)           4
Amortization charged to income                             (33)         (50)
                                                        ------       ------
BALANCE, END OF PERIOD                                    $445         $397
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. . The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint . The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $27, $35 and $35 for the years ended December 31, 2007, 2006 and 2005, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expires on December 31, 2007, as this operating lease will be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $6, $27 and $27 for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum rental commitments on all operating leases are as follows:

2008                                                                         $17
2009                                                                          11
2010                                                                           8
2011                                                                           5
2012                                                                           2
Thereafter                                                                     2
                                                                            ----
                                                                     TOTAL  $ 45
                                                                            ----

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $155, $174 and $184 related to the separate account DRD in the year ended December 31, 2007, December 31, 2006 and December 31, 2005, respectively. The 2007 benefit included a tax of $1 related to a true-up of the prior year tax return, the 2006 benefit included a benefit of $6 related to true-ups of prior years' tax returns and the 2005 benefit included a benefit of $3 related to a true-up of the prior year tax return

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11 and $17 related to separate account FTC in the year ended December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $0 and $7 in 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2007, the Company has outstanding commitments totaling $888, of which $616 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2007 and 2006, the liability balance was $4 and $4, respectively. As of December 31, 2007 and 2006, $12 and $13, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                                      FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                 2007         2006         2005
--------------------------------------------------------------------------------
Current                                           $106         $115          $71
Deferred                                            62          (12)         136
                                                ------       ------       ------
                            INCOME TAX EXPENSE    $168         $103         $207
                                                ------       ------       ------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2007         2006         2005
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $318         $292         $391
Dividends received deduction                 (155)        (174)        (184)
Penalties                                       7           --            1
Foreign related investments                   (11)         (10)          (2)
Other                                           9           (5)           1
                                           ------       ------       ------
                                    TOTAL    $168         $103         $207
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2007            2006
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $682            $568
Unrealized Loss on Investments                          294              --
Other Investment-related items                          455             179
Minimum tax credit                                      239             217
Foreign tax credit carryovers                            --               7
Other                                                    17              --
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      1,687             971
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,775)         (1,252)
Net unrealized gains on equity securities                --            (169)
Employee benefits                                       (36)            (39)
Other                                                    --              (2)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,811)         (1,462)
                                                  ---------       ---------
                    TOTAL DEFERRED TAX LIABILITY      $(124)          $(491)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $62 and $(78) as of December 31, 2007 and 2006, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. During 2005, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2002 through 2003 that is anticipated to be completed in early 2008. The 2004 through 2006 examination will begin in 2008. The Company anticipates that it is reasonably possible that the Internal Revenue Service will issue the 2002-2003 Revenue Agent's Report within 12 months. The Company does not anticipate that the outcome of the audit will result in a material change to its financial position.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no balance of unrecognized tax benefits as of January 1, 2007 or December 31, 2007. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2007 and 2006, $809 and $258 of consumer notes had been issued. As of December 31, 2007, these consumer notes have interest rates ranging from 4.75% to 6.25% for fixed notes and, for variable notes, either consumer price index plus 157 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials or the Nikkei 225. The aggregate maturities of consumer notes are as follows: $222 in 2008, $494 in 2009, $34 in 2010, $19 in 2011 and
$40 thereafter. For the year ended December 31, 2007 and 2006, interest credited to holders of consumer notes was $11 and $2, respectively.

13. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2007          2006          2005
--------------------------------------------------------------------------------
Statutory net income                            $255          $777          $393
                                             -------       -------       -------
Statutory capital and surplus                 $4,448        $3,276        $3,022
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2007, the maximum amount of statutory dividends which may be paid by the Company in 2008, without prior approval, is $445.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $22 and $21 for the years ended December 31, 2007, 2006 and 2005, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2007, employees who had salaries of less than $100,000 per year received a contribution of 1.5% of base salary and employees who had salaries of $100,000 or more per year received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $11, $9 and $8 for the years ended December 31, 2007, 2006 and 2005, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $21 million, $19 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $6 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. If, prior to the adoption of SFAS 123(R), the Company had been expensing stock option awards to retirement-eligible employees over the shorter of the stated vesting period or the date of retirement eligibility, then the Company would have recognized an immaterial increase in net income for the year ended December 31, 2005 and an immaterial decrease in net income for the year ended December 31, 2004. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2007, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2007 and 2006 the Company had $4.8 billion and $3.8 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2007, 2006 and 2005, the Company recorded earned premiums of $525, $296 and $339 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of

December 31, 2007 and 2006, $1.8 billion and $1.7 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is an asset of $2 at December 31, 2007.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2007 and 2006, the fair value of the GMIB reinsurance derivative was an asset (liability) of $(72) and $119, respectively. During the year ended December 31, 2007 the Company recorded a net capital contribution (dividend) of $17 and a pre-tax realized loss of $156, representing the change in fair value of the GMIB reinsurance derivative. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.)

The methodology for calculating the value of the reinsurance derivative's for GMIB and GMAB are consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The contracts underlying the GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMIB and GMAB, as of December 31, 2007 and 2006, was $130 and $0, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $130.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $380, respectively. As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. QUARTERLY RESULTS FOR 2007 AND 2006 (UNAUDITED)

                                             MARCH 31,              JUNE 30,             SEPTEMBER 30,          DECEMBER 31,
                                        2007          2006     2007          2006     2007          2006     2007          2006
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $1,692        $1,623   $1,660        $1,272   $1,751        $1,523   $1,503        $1,671
Benefits, claims and expenses            1,360         1,286    1,551         1,198    1,337         1,259    1,450         1,512
Net income                                 262           259      110            93      290           231       78           148
                                       -------       -------  -------       -------  -------       -------  -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (1)    (b) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(3)
              (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Participation Agreement.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1996.

(4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69439, filed on December 22, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Christine D. Chaia                  Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 103,488 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Robert Arena               Senior Vice President/Business Line Principal and Director
Diana Benken               Chief Financial Officer and Controller/FINOP
James Davey                Senior Vice President/Business Line Principal
Peter Delehanty            Senior Vice President/IIP Marketing
John N. Gamalis            Treasurer
Stephen T. Joyce           Senior Vice President/Business Line Principal
Kenneth A. McCullum        Senior Vice President
Vernon Meyer               Senior Vice President
Brian Murphy               Director
Mark A. Sides              Chief Legal Officer and Secretary
Martin A. Swanson          Vice President/Marketing
John C. Walters            Chief Executive Officer, President and Director
William Wilcox             Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2008.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       Co-President, Co-Chief                      Attorney-in-Fact
       Executive Officer*
By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters
       Co-President, Co-Chief
       Executive Officer*
By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, Co-Chief Executive Officer,
  Co-President, Director*                                          *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive            Richard J. Wirth
 Officer, Co-President, Director*                                         Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  April 7, 2008
 Investment Officer, Director*

333-69439

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.